Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 20, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	HMN FINANCIAL INC
Entity Central Index Key	0000921183
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 9.6
Entity Common Stock, Shares Outstanding		4,423,589

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 83,660	$ 67,840
Securities available for sale:
Mortgage-backed and related securities (amortized cost $9,825 and $19,586)	10,421	20,645
Other marketable securities (amortized cost $75,759 and $105,700)	75,470	105,469
Total securities available for sale	85,891	126,114
Loans held for sale	2,584	3,709
Loans receivable, net	454,045	555,908
Accrued interest receivable	2,018	2,449
Real estate, net	10,595	16,616
Federal Home Loan Bank stock, at cost	4,063	4,222
Mortgage servicing rights, net	1,732	1,485
Premises and equipment, net	7,173	7,967
Prepaid expenses and other assets	1,566	2,262
Assets held for sale	0	1,583
Total assets	653,327	790,155
LIABILITIES AND STOCKHOLDERS' EQUITY
Deposits	514,951	620,128
Deposits held for sale	0	36,048
Federal Home Loan Bank advances and Federal Reserve borrowings	70,000	70,000
Accrued interest payable	247	780
Customer escrows	830	933
Accrued expenses and other liabilities	6,465	5,205
Total liabilities	592,493	733,094
Commitments and contingencies
Stockholders' equity:
Serial preferred stock: ($.01 par value) Authorized 500,000 shares; issued shares 26,000	25,336	24,780
Common stock ($.01 par value): Authorized 11,000,000; issued shares 9,128,662	91	91
Additional paid-in capital	51,795	53,462
Retained earnings, subject to certain restrictions	47,004	42,983
Accumulated other comprehensive income (loss)	(49)	471
Unearned employee stock ownership plan shares	(2,997)	(3,191)
Treasury stock, at cost 4,705,073 and 4,740,711 shares	(60,346)	(61,535)
Total stockholders' equity	60,834	57,061
Total liabilities and stockholders' equity	$ 653,327	$ 790,155

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Amortized cost of mortgage-backed and related securities	$ 9,825	$ 19,586
Amortized cost of other marketable securities	$ 75,759	$ 105,700
Serial preferred stock, par value	$ 0.01	$ 0.01
Serial preferred stock, shares authorized	500,000	500,000
Serial preferred stock, shares issued	26,000	26,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	11,000,000	11,000,000
Common stock, shares issued	9,128,662	9,128,662
Treasury stock, shares	4,705,073	4,740,711

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans receivable	$ 29,257	$ 36,776	$ 44,248
Securities available for sale:
Mortgage-backed and related	604	1,098	1,813
Other marketable	737	1,451	2,023
Cash equivalents	101	36	4
Other	117	180	182
Total interest income	30,816	39,541	48,270
Interest expense:
Deposits	3,741	6,847	11,281
Federal Home Loan Bank advances	3,398	4,288	5,978
Total interest expense	7,139	11,135	17,259
Net interest income	23,677	28,406	31,011
Provision for loan losses	2,544	17,278	33,381
Net interest income (loss) after provision for loan losses	21,133	11,128	(2,370)
Non-interest income:
Fees and service charges	3,325	3,739	3,741
Loan servicing fees	964	987	1,067
Gain on sales of loans	3,574	1,656	1,987
Gain on sale of branch office	552	0	0
Other	575	487	476
Total non-interest income	8,990	6,869	7,271
Non-interest expense:
Compensation and benefits	12,452	13,553	13,516
Losses on real estate owned	181	2,681	1,165
Occupancy	3,358	3,741	4,082
Deposit insurance	1,255	1,255	1,933
Data processing	1,332	1,221	1,040
Other	6,092	7,101	5,820
Total noninterest expense	24,670	29,552	27,556
Income (loss) before income tax expense	5,453	(11,555)	(22,655)
Income tax expense	132	0	6,323
Net income (loss)	5,321	(11,555)	(28,978)
Preferred stock dividends and discount	(1,861)	(1,821)	(1,784)
Net income (loss) available to common stockholders	3,460	(13,376)	(30,762)
Other comprehensive loss, net of tax	(520)	(70)	(689)
Comprehensive income (loss) attributable to common shareholders	$ 2,940	$ (13,446)	$ (31,451)
Basic earnings (loss) per common share	$ 0.88	$ (3.47)	$ (8.17)
Diluted earnings (loss) per common share	$ 0.86	$ (3.47)	$ (8.17)

Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned Employee Stock Ownership Plan	Treasury Stock
Beginning balance at Dec. 31, 2009	$ 99,938	$ 23,785	$ 91	$ 58,576	$ 86,115	$ 1,230	$ (3,577)	$ (66,282)
Net income (loss)	(28,978)				(28,978)
Other comprehensive loss	(689)					(689)
Preferred stock discount amortization	0	479		(479)
Stock compensation expense	63			63
Unearned compensation restricted stock awards	0			(2,237)				2,237
Restricted stock awards forfeited	0			178				(178)
Restricted stock awards dividend forfeited	1				1
Amortization of restricted stock awards	370			370
Preferred stock dividends accrued	(1,300)				(1,300)
Earned employee stock ownership plan shares	142			(51)			193
Ending balance at Dec. 31, 2010	69,547	24,264	91	56,420	55,838	541	(3,384)	(64,223)
Net income (loss)	(11,555)				(11,555)
Other comprehensive loss	(70)					(70)
Preferred stock discount amortization	0	516		(516)
Stock compensation expense	29			29
Unearned compensation restricted stock awards	0			(2,700)				2,700
Restricted stock awards forfeited	0			12				(12)
Amortization of restricted stock awards	298			298
Preferred stock dividends accrued	(1,300)				(1,300)
Earned employee stock ownership plan shares	112			(81)			193
Ending balance at Dec. 31, 2011	57,061	24,780	91	53,462	42,983	471	(3,191)	(61,535)
Net income (loss)	5,321				5,321
Other comprehensive loss	(520)					(520)
Preferred stock discount amortization	0	556		(556)
Stock compensation expense	7			7
Unearned compensation restricted stock awards	0			(1,199)				1,199
Restricted stock awards forfeited	0			10				(10)
Amortization of restricted stock awards	233			233
Preferred stock dividends accrued	(1,300)				(1,300)
Earned employee stock ownership plan shares	32			(162)			194
Ending balance at Dec. 31, 2012	$ 60,834	$ 25,336	$ 91	$ 51,795	$ 47,004	$ (49)	$ (2,997)	$ (60,346)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 5,321	$ (11,555)	$ (28,978)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Provision for loan losses	2,544	17,278	33,381
Depreciation	1,091	1,267	1,593
Amortization of premiums, net	98	297	571
Amortization of deferred loan fees	(528)	(465)	(319)
Amortization of mortgage servicing rights	732	562	482
Capitalized mortgage servicing rights	(979)	(461)	(753)
Deferred income tax expense	0	0	12,043
Loss on sales of real estate and premises	181	2,681	1,165
Gain on sales of loans	(3,574)	(1,656)	(1,987)
Proceeds from sales of loans held for sale	131,494	64,890	90,797
Disbursements on loans held for sale	(118,661)	(58,588)	(85,384)
Amortization of restricted stock awards	233	298	370
Amortization of unearned ESOP shares	194	193	193
Earned ESOP shares priced below original cost	(162)	(81)	(51)
Stock option compensation expense	7	29	63
Gain on sale of branch office	(552)	0	0
Decrease in accrued interest receivable	431	862	713
Decrease in accrued interest payable	(533)	(312)	(1,016)
Decrease in other assets	696	1,342	3,084
Increase (decrease) in other liabilities	(1,776)	380	(774)
Other, net	580	379	362
Net cash provided by operating activities	16,837	17,340	25,555
Cash flows from investing activities:
Principal collected on securities available for sale	9,770	12,466	19,820
Proceeds collected on maturity of securities available for sale	108,000	156,900	115,000
Purchases of securities available for sale	(78,072)	(144,051)	(128,059)
Proceeds from sales of real estate and premises	7,503	5,440	14,532
Net decrease in loans receivable	89,591	76,114	82,591
Payment on sale of branch office	(36,981)	0	0
Purchases of premises and equipment	(295)	(201)	(292)
Net cash provided by investing activities	99,675	109,189	104,135
Cash flows from financing activities:
Decrease in deposits	(100,591)	(27,285)	(113,218)
Dividends paid to preferred stockholders	0	0	(1,300)
Proceeds from borrowings	1	10,002	87,000
Repayment of borrowings	(1)	(62,502)	(97,000)
Increase (decrease) in customer escrows	(101)	115	(609)
Net cash used by financing activities	(100,692)	(79,670)	(125,127)
Increase in cash and cash equivalents	15,820	46,859	4,563
Cash and cash equivalents, beginning of year	67,840	20,981	16,418
Cash and cash equivalents, end of year	83,660	67,840	20,981
Supplemental cash flow disclosures:
Cash paid for interest	7,672	11,447	18,275
Cash paid for income taxes	60	0	39
Supplemental noncash flow disclosures:
Loans transferred to loans held for sale	8,196	5,509	3,195
Transfer of loans to real estate	2,225	8,732	16,167
Assets transferred to assets held for sale	0	1,583	0
Deposits transferred to deposits held for sale	0	36,048	0
Purchase
Cash flows from investing activities:
Federal Home Loan Bank stock	0	(17)	(2,420)
Redemption
Cash flows from investing activities:
Federal Home Loan Bank stock	$ 159	$ 2,538	$ 2,963

Description of the Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Description of the Business and Summary of Significant Accounting Policies [Abstract]
Description of the Business and Summary of Significant Accounting Policies

NOTE 1 Description of the Business and Summary of Significant Accounting Policies

HMN Financial, Inc. (HMN or the Company) is a stock savings bank holding company that owns 100 percent of Home Federal Savings Bank (the Bank). The Bank has a community banking philosophy and operates retail banking and loan production facilities in Minnesota and Iowa. The Bank has one wholly owned subsidiary, Osterud Insurance Agency, Inc. (OIA), which offers financial planning products and services. HMN has another wholly owned subsidiary, Security Finance Corporation (SFC), which is currently not actively engaged in any activities.

The consolidated financial statements included herein are for HMN, SFC, the Bank and OIA. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company evaluated subsequent events through the filing date of our annual 10-K with the Securities and Exchange Commission on March 11, 2013.

Use of Estimates    In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ from those estimates.

An estimate that is particularly susceptible to change relates to the determination of the allowance for loan losses. Management believes that the allowance for loan losses is appropriate to cover probable losses inherent in the portfolio at the date of the balance sheet. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions and other factors. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses. Such agencies may require additions to the allowance based on their judgment about information available to them at the time of their examination.

Cash and Cash Equivalents    The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents.

Securities    Securities are accounted for according to their purpose and holding period. The Company classifies its debt and equity securities in one of three categories:

Trading Securities    Securities held principally for resale in the near term are classified as trading securities and are recorded at their fair values. Unrealized gains and losses on trading securities are included in other income.

Securities Held to Maturity    Securities that the Company has the positive intent and ability to hold to maturity are reported at cost and adjusted for premiums and discounts that are recognized in interest income using the interest method over the period to maturity. Unrealized losses on securities held to maturity reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Securities Available for Sale    Securities available for sale consist of securities not classified as trading securities or as securities held to maturity. They include securities that management intends to use as part of its asset/liability strategy or that may be sold in response to changes in interest rates, changes in prepayment risk, or similar factors. Unrealized gains and losses, net of income taxes, are reported as a separate component of stockholders’ equity until realized. Gains and losses on the sale of securities available for sale are determined using the specific identification method and recognized on the trade date. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. Unrealized losses on securities available for sale reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Management monitors the investment security portfolio for impairment on an individual security basis and has a process in place to identify securities that could potentially have a credit impairment that is other than temporary. This process involves analyzing the length of time and extent to which the fair value has been less than the amortized cost basis, the market liquidity for the security, the financial condition and near-term prospects of the issuer, expected cash flows, and the Company’s intent and ability to hold the investment for a period of time sufficient to recover the temporary loss, including determining whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery. To the extent it is determined that a security is deemed to be other-than-temporarily impaired, an impairment loss is recognized.

Loans Held for Sale    Mortgage loans originated or purchased which are intended for sale in the secondary market are carried at the lower of cost or estimated market value in the aggregate. Net fees and costs associated with acquiring or originating loans held for sale are deferred and included in the basis of the loan in determining the gain or loss on the sale of the loans. Gains on the sale of loans are recognized on the settlement date. Net unrealized losses are recognized through a valuation allowance by charges to income.

Loans Receivable, net    Loans receivable, net are carried at amortized cost. Loan origination fees received, net of certain loan origination costs, are deferred as an adjustment to the carrying value of the related loans, and are amortized into income using the interest method over the estimated life of the loans.

Premiums and discounts on purchased loans are amortized into interest income using the interest method over the period to contractual maturity, adjusted for estimated prepayments.

The allowance for loan losses is maintained at an amount considered to be appropriate by management to provide for probable losses inherent in the loan portfolio as of the balance sheet dates. The allowance for loan losses is based on a quarterly analysis of the loan portfolio. In this analysis, management considers factors including, but not limited to, specific occurrences which include loan impairment, changes in the size of the portfolios, general economic conditions, demand for single family homes, demand for commercial real estate and building lots, loan portfolio composition and historical loss experience. In connection with the determination of the allowance for loan losses, management obtains independent appraisals for significant properties or other collateral securing delinquent loans. The allowance for loan losses is established for known problem loans, as well as for loans which are not currently known to require an allowance. Loans are charged off to the extent they are deemed to be uncollectible. The appropriateness of the allowance for loan losses is dependent upon management’s estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. The estimates are reviewed periodically and adjustments, if any, are recorded in the provision for loan losses in the periods in which the adjustments become known.

Interest income is recognized on an accrual basis except when collectability is in doubt. When loans are placed on a non-accrual basis, generally when the loan is 90 days past due, previously accrued but unpaid interest is reversed from income. If the ultimate collectability of a loan is in doubt and the loan is placed in nonaccrual status, the cost recovery method is used and cash collected is applied to first reduce the principal outstanding. Generally, the Company returns a loan to accrual status when all delinquent interest and principal becomes current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.

All impaired loans are valued at the present value of expected future cash flows discounted at the loan’s initial effective interest rate. The fair value of the collateral of an impaired collateral-dependent loan or an observable market price, if one exists, may be used as an alternative to discounting. If the value of the impaired loan is less than the recorded investment in the loan, the impaired amount is charged off. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans include all loans which are on non-accrual, delinquent as to principal and interest for 90 days or greater or restructured in a troubled debt restructuring involving a modification of terms. All non-accruing loans are reviewed for impairment on an individual basis.

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of the loan balances. The Company evaluates all loan modifications and if the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan that the Company would not otherwise consider, the modified loan is considered a troubled debt restructuring (TDR) and classified as an impaired loan. If the TDR loan was performing (accruing) prior to the modification, it typically will remain accruing after the modification as long as it continues to perform according to the modified terms. If the TDR loan was non-performing (non-accruing) prior to the modification, it will remain non-accruing after the modification for a minimum of six months. If the loan performs according to the modified terms for a minimum of six months, it typically will be returned to accruing status. In general, there are two conditions in which a TDR loan is no longer considered to be a TDR and potentially not classified as impaired. The first condition is whether the loan is refinanced with terms that reflect normal terms for the type of credit involved. The second condition is whether the loan is repaid or charged off.

Mortgage Servicing Rights    Mortgage servicing rights are capitalized at fair value and amortized in proportion to, and over the period of, estimated net servicing income. The Company evaluates its capitalized mortgage servicing rights for impairment each quarter. Loan type and note rate are the predominant risk characteristics of the underlying loans used to stratify capitalized mortgage servicing rights for purposes of measuring impairment. Any impairment is recognized through a valuation allowance.

Real Estate, net    Real estate acquired through loan foreclosure is initially recorded at the lower of the related loan balance or the fair value less estimated selling costs. Valuations are reviewed quarterly by management and an allowance for losses is established if the carrying value of a property exceeds its fair value less estimated selling costs.

Premises and Equipment    Land is carried at cost. Office buildings, improvements, furniture and equipment are carried at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over estimated useful lives of 5 to 40 years for office buildings and improvements and 3 to 10 years for furniture and equipment.

Assets and Deposits Held for Sale    In the fourth quarter of 2011, the Bank entered into a definitive purchase and assumption agreement to sell certain assets and the deposits of its Toledo, Iowa branch. Until the consummation of the sale, which was completed in the first quarter of 2012, these assets and deposits were reported as held for sale and carried at the lower of their cost basis or estimated fair market value.

Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of    The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Stock Based Compensation    The Company recognizes the grant-date fair value of stock option and restricted stock awards issued as compensation expense, amortized over the vesting period.

Employee Stock Ownership Plan (ESOP)    The Company has an ESOP that borrowed funds from the Company and purchased shares of HMN common stock. The Company makes quarterly principal and interest payments on the ESOP loan. As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral and allocated to eligible employees based on the proportion of debt service paid in the year. The Company accounts for its ESOP in accordance with ASC 718, Employers’ Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders’ equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations.

Income Taxes    Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is required to be recognized if it is “more likely than not” that the deferred tax asset will not be realized. The determination of the realizability of the deferred tax asset is subjective and dependent upon judgment concerning management’s evaluation of both positive and negative evidence regarding the ultimate realizability of deferred tax assets.

Preferred Stock Dividends and Discount    The proceeds received from the preferred stock and warrant issued to the U.S. Treasury were allocated between the preferred stock and the warrant based on their relative fair values at the time of issuance in accordance with the requirements of ASC 470, Accounting for Convertible Debt Issued with Stock Purchase Warrants. Because of the increasing rate dividend feature of the preferred shares, the discount on the warrant is amortized using the constant effective yield method over the five year period preceding the scheduled rate increase on the preferred stock in accordance with the requirements of ASC 505.

Earnings (Loss) per Share    Basic earnings (loss) per common share excludes dilution and is computed by dividing the income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings (loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the entity. Options and restricted stock awards are excluded from the earnings (loss) per share calculation when a net loss is incurred as their inclusion in the calculation would be anti-dilutive and result in a lower loss per common share.

Comprehensive Income (Loss)    Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events from nonowner sources. Comprehensive income (loss) is the total of net income (loss) and other comprehensive income (loss), which for the Company is comprised of unrealized gains and losses on securities available for sale.

Segment Information    The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations made in preparing an enterprise’s general-purpose financial statements and allocations of revenues, expenses and gains or losses are included in determining reported segment profit or loss if they are included in the measure of the segment’s profit or loss that is used by the chief operating decision maker. Similarly, only those assets that are included in the measure of the segment’s assets that are used by the chief operating decision maker are reported for that segment.

New Accounting Pronouncements    In April 2011, the FASB issued ASU 2011-03, Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements. Topic 860, Transfers and Servicing, which prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination is based, in part, on whether the entity has maintained effective control over the transferred assets. The amendments in this ASU removed from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. Other criteria applicable to the assessment of effective control are not changed by the amendments in this ASU. This ASU was effective for the first interim or annual period beginning on or after December 15, 2011 and was applied prospectively to transactions or modification of existing transactions that occur on or after the effective date. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this ASU change the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements in order to improve consistency in wording between U.S. GAAP and IFRS. This ASU was effective for interim or annual period beginning on or after December 15, 2011. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the disclosures relating to fair value measurements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income. Previously, U.S. GAAP allowed reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. The first two options were to present this information in a single continuous statement of comprehensive income or in two separate but consecutive statements. The third option, which was used by the Company, was to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This ASU eliminated the third option and therefore the Company had to adopt one of the two remaining methods for presentation. This ASU was effective for fiscal years, and interim periods beginning after December 15, 2011. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the presentation of other comprehensive income as discussed above.

In September 2011, the FASB issued ASU 2011-09, Compensation — Retirement Benefits — Multiemployer Plans (Subtopic 715-80). The amendments in this ASU required additional disclosures about an employer’s participation in a multiemployer plan. For public entities, such as HMN, this ASU was effective for annual periods for fiscal years ending after December 15, 2011. The adoption of this ASU in the fourth quarter of 2011 did not have a material impact on the Company’s consolidated financial statements. The presentation of the additional disclosures relating to the multiemployer retirement plan (sponsored by the Financial Institutions Retirement Fund (FIRF)) in which the Company participates is included in Note 13 of this report.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210). The objective of this ASU is to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of rights of setoff associated with an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this ASU in the first quarter of 2013 is not expected to have any impact on the Company’s consolidated financial statements as it had no outstanding rights of setoff.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220). The amendments in this ASU supersede certain pending paragraphs in ASU 2011-5, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. All other requirements in ASU 2011-05 are not affected by this ASU, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The amendments will be temporary to allow the Board time to redeliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the presentation of other comprehensive income as discussed above.

In December 2012, the FASB issued for public comment its proposal to improve financial reporting about expected credit losses on loans and other financial assets held by banks, financial institutions and other public and private organizations. The proposed ASU, Financial Instruments — Credit Losses, proposes a new accounting model intended to require more timely recognition of credit losses, while also providing additional transparency about credit risk. Stakeholders have been asked to review and provide comments to the FASB on the proposal by April 30, 2013.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210). The objective of this ASU is to clarify that the scope of ASU 2011-11, Balance Sheet (Topic 210), applies to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or are subject to a master netting arrangement or similar agreement. This ASU is the final version of proposed ASU 2011-11, Balance Sheet (Topic 210) which has been deleted. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this ASU in the first quarter of 2013 is not anticipated to have any impact on the Company’s consolidated financial statements as it currently has no outstanding rights of setoff.

In February 2013, the FASB issued ASU 2013-02, Other Comprehensive Income (Topic 220). The amendments in the ASU supersede and replace the presentation requirements of reclassifications out of accumulated other comprehensive income in ASU’s 2011-05 (issued in June 2011) and 2011-12 (issued in December 2011) for all public and private organizations. The amendments require an entity to provide additional information about reclassifications out of accumulated other comprehensive income. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this ASU in the first quarter of 2013 is not anticipated to have a material impact on the Company’s consolidated financial statements.

Derivative Financial Instruments    The Company uses derivative financial instruments in order to manage the interest rate risk on residential loans held for sale and its commitments to extend credit for residential loans. The Company may also from time to time use interest rate swaps to manage interest rate risk. Derivative financial instruments include commitments to extend credit and forward mortgage loan sales commitments.

Other Comprehensive Loss	12 Months Ended
Dec. 31, 2012
Other Comprehensive Loss and Stockholders' Equity [Abstract]
Other Comprehensive Loss

NOTE 2 Other Comprehensive Loss

The components of other comprehensive loss and the related tax effects were as follows:

	For the years ended December 31,
	2012			2011			2010
(Dollars in thousands) Securities available for sale:	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Gross unrealized losses arising during the period	$(520)	0	(520)	(70)	0	(70)	(1,142)	(453)	(689)
Less reclassification of net gains included in net income (loss)	0	0	0	0	0	0	0	0	0

Net unrealized losses arising during the period	(520)	0	(520)	(70)	0	(70)	(1,142)	(453)	(689)

Other comprehensive loss	$(520)	0	(520)	(70)	0	(70)	(1,142)	(453)	(689)

Securities Available for Sale	12 Months Ended
Dec. 31, 2012
Securities Available for Sale [Abstract]
Securities Available for Sale

NOTE 3 Securities Available for Sale

A summary of securities available for sale at December 31, 2012 and 2011 is as follows:

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Mortgage-backed securities:
FHLMC	$5,669	294	0	5,963
FNMA	4,076	301	0	4,377
Collateralized mortgage obligations:
FNMA	80	1	0	81

	9,825	596	0	10,421

Other marketable securities:
U.S. Government agency obligations	75,059	170	(4)	75,225
Corporate preferred stock	700	0	(455)	245

	75,759	170	(459)	75,470

	$85,584	766	(459)	85,891

December 31, 2011
Mortgage-backed securities:
FHLMC	$11,310	553	0	11,863
FNMA	7,670	499	0	8,169
Collateralized mortgage obligations:
FHLMC	335	4	0	339
FNMA	271	3	0	274

	19,586	1,059	0	20,645

Other marketable securities:
U.S. Government agency obligations	105,000	294	0	105,294
Corporate preferred stock	700	0	(525)	175

	105,700	294	(525)	105,469

	$125,286	1,353	(525)	126,114

The Company did not hold any investments in European sovereign debt as of December 31, 2012 or December 31, 2011.

The Company did not sell any available for sale securities and did not recognize any gains or losses on investments in 2012, 2011, or 2010.

The following table presents amortized cost and estimated fair value of securities available for sale at December 31, 2012 based upon contractual maturity adjusted for scheduled repayments of principal and projected prepayments of principal based upon current economic conditions and interest rates. Actual maturities may differ from the maturities in the following table because obligors may have the right to call or prepay obligations with or without call or prepayment penalties:

(Dollars in thousands)	Amortized Cost	Fair Value
Due less than one year	$65,519	66,007
Due after one year through five years	19,279	19,548
Due after five years through ten years	86	91
Due after ten years	700	245

Total	$85,584	85,891

The allocation of mortgage-backed securities and collateralized mortgage obligations in the table above is based upon the anticipated future cash flow of the securities using estimated mortgage prepayment speeds.

The following table shows the gross unrealized losses and fair values for the securities available for sale portfolio aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011:

	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2012
Other marketable securities:
U.S. Government agency obligations	1	$4,996	(4)	0	$0	0	$4,996	(4)
Corporate preferred stock	0	0	0	1	245	(455)	245	(455)

Total temporarily impaired securities	1	$4,996	(4)	1	$245	(455)	$5,241	(459)

December 31, 2011
Other marketable securities:
Corporate preferred stock	0	0	0	1	175	(525)	175	(525)

Total temporarily impaired securities	0	$0	0	1	$175	(525)	$175	(525)

We review our investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, the market liquidity for the investment, the financial condition and near-term prospects of the issuer, including any specific events which may influence the operations of the issuer, and our intent and ability to hold the investment for a period of time sufficient to recover the temporary loss. The unrealized losses on U. S. Government agency obligations are the result of changes in interest rates. The unrealized losses reported for corporate preferred stock at December 31, 2012 relates to a single trust preferred security that was issued by the holding company of a small community bank. Typical of most trust preferred issuances, the issuer has the ability to defer interest payments for up to five years with interest payable on the deferred balance. In October 2009, the issuer elected to defer its scheduled interest payments as allowed by the terms of the security agreement. The issuer’s subsidiary bank has incurred operating losses over the past several years due to increased provisions for loan losses but still met the regulatory requirements to be considered “well capitalized” based on its most recent regulatory filing in 2012. Based on a review of the issuer, it was determined that the trust preferred security was not other-than-temporarily impaired at December 31, 2012. The Company does not intend to sell the preferred stock and has the intent and ability to hold it for a period of time sufficient to recover the temporary loss. Management believes that the Company will receive all principal and interest payments contractually due on the security and that the decrease in the market value is primarily due to a lack of liquidity in the market for trust preferred securities and the deferral of interest by the issuer. Management will continue to monitor the credit risk of the issuer and may be required to recognize other-than-temporary impairment charges on this security in future periods.

Loans Receivable, Net	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net [Abstract]
Loans Receivable, Net

NOTE 4 Loans Receivable, Net

A summary of loans receivable at December 31 is as follows:

(Dollars in thousands)	2012	2011
Residential real estate loans:
1-4 family conventional	$96,512	118,524
1-4 family FHA	479	494
1-4 family VA	46	48

	97,037	119,066

Commercial real estate:
Lodging	31,020	31,905
Retail/office	66,159	80,436
Nursing home/health care	22,205	6,455
Land developments	36,691	45,197
Golf courses	7,193	8,326
Restaurant/bar/café	3,057	3,102
Alternative fuel plants	13,911	18,882
Warehouse	7,570	16,555
Construction:
1-4 family builder	6,659	4,926
Multi family	3,811	1,156
Commercial real estate	1,960	4,840
Manufacturing	11,196	8,557
Churches/community service	3,731	6,058
Multi family	11,756	35,517
Other	17,988	18,002

	244,907	289,914

Consumer:
Autos	623	404
Home equity line	36,521	41,429
Home equity	11,390	13,426
Consumer — secured	1,184	1,409
Land/lot loans	2,246	2,723
Savings	220	576
Mobile home	449	657
Consumer — unsecured	1,342	1,537

	53,975	62,161

Commercial business	79,854	109,259

Total loans	475,773	580,400
Less:
Unamortized discounts	33	93
Net deferred loan fees	87	511
Allowance for loan losses	21,608	23,888

Total loans receivable, net	$454,045	555,908

Commitments to originate or purchase loans	$5,392	5,925
Commitments to deliver loans to secondary market	$7,046	7,263
Weighted average contractual rate of loans in portfolio	5.01%	5.52%

Included in total commitments to originate or purchase loans are fixed rate loans aggregating $5.4 million and $5.9 million as of December 31, 2012 and 2011, respectively. The interest rates on these loan commitments ranged from 2.50% to 5.50% at December 31, 2012 and from 3.00% to 6.79% at December 31, 2011.

The aggregate amounts of loans to executive officers and directors of the Company was $3.1 million, $4.0 million and $4.1 million at December 31, 2012, 2011 and 2010. During 2012, repayments on loans to executive officers and directors were $54,000, new loans to executive officers and directors totaled $198,000, sales of executive officer and director loans were $198,000 and net loans removed from the executive officer listing due to change in status of the officer or loan were $943,000. During 2011, repayments on loans to executive officers and directors were $86,000, new loans to executive officers and directors totaled $666,000 and sales of executive officer and director loans were $416,000. During 2010, the only activity was $12,000 in repayments on loans to executive officers and directors. All loans were made in the ordinary course of business on normal credit terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties and did not involve more than the normal risk of collectability or present other unfavorable features.

At December 31, 2012, 2011, and 2010, the Company was servicing loans for others with aggregate unpaid principal balances of approximately $428.2 million, $417.4 million, and $508.0 million, respectively.

The Company originates residential, commercial real estate and other loans primarily in Minnesota and Iowa. At December 31, 2012 and 2011, the Company had in its portfolio single-family and multi-family residential loans located in the following states:

	2012		2011
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$4,503	4.6%	$4,664	3.9%
Minnesota	88,364	91.1	109,632	92.1
Wisconsin	2,319	2.4	2,130	1.8
Other states	1,851	1.9	2,640	2.2

Total	$97,037	100.0%	$119,066	100.0%

Amounts under one million dollars in both years are included in “Other states”.

At December 31, 2012 and 2011, the Company had in its portfolio commercial real estate loans located in the following states:

	2012		2011
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
California	$253	0.1%	$4,943	1.7%
Florida	4,458	1.8	2,792	1.0
Idaho	4,348	1.8	4,423	1.5
Indiana	6,461	2.7	7,206	2.5
Iowa	2,732	1.1	6,139	2.1
Kansas	1,014	0.4	1,036	0.4
Minnesota	209,935	85.7	244,798	84.4
North Carolina	7,161	2.9	7,075	2.4
Utah	0	0.0	1,324	0.5
Wisconsin	8,091	3.3	8,413	2.9
Other states	454	0.2	1,765	0.6

Total	$244,907	100.0%	$289,914	100.0%

Amounts under one million dollars in both years are included in “Other states”.

Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses and Credit Quality Information [Abstract]
Allowance for Loan Losses and Credit Quality Information

NOTE 5 Allowance for Loan Losses and Credit Quality Information

The allowance for loan losses is summarized as follows:

(Dollars in thousands)	1-4 Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2009	$1,000	14,329	1,278	7,205	23,812
Provision for losses	1,399	16,692	481	14,809	33,381
Charge-offs	(254)	(7,095)	(907)	(7,006)	(15,262)
Recoveries	0	664	72	161	897

Balance, December 31, 2010	2,145	24,590	924	15,169	42,828

Provision for losses	2,081	11,785	482	2,930	17,278
Charge-offs	(508)	(23,012)	(270)	(15,512)	(39,302)
Recoveries	0	259	23	2,802	3,084

Balance, December 31, 2011	3,718	13,622	1,159	5,389	23,888

Provision for losses	(834)	3,864	686	(1,172)	2,544
Charge-offs	(63)	(5,719)	(1,071)	(2,464)	(9,317)
Recoveries	0	1,821	372	2,300	4,493

Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Allocated to:
Specific reserves	$1,086	3,559	367	1,621	6,633
General reserves	2,632	10,063	792	3,768	17,255

Balance, December 31, 2011	$3,718	13,622	1,159	5,389	23,888

Allocated to:
Specific reserves	$571	2,591	537	1,114	4,813
General reserves	2,250	10,997	609	2,939	16,795

Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Loans receivable at December 31, 2011:
Individually reviewed for impairment	$6,241	30,495	1,205	6,855	44,796
Collectively reviewed for impairment	112,825	259,419	60,956	102,404	535,604

Ending balance	$119,066	289,914	62,161	109,259	580,400

Loans receivable at December 31, 2012:
Individually reviewed for impairment	$4,687	28,195	1,823	2,395	37,100
Collectively reviewed for impairment	92,350	216,712	52,152	77,459	438,673

Ending balance	$97,037	244,907	53,975	79,854	475,773

The following table summarizes the amount of classified and unclassified loans at December 31:

	December 31, 2012
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$1,004	13,915	33	0	14,952	82,085	97,037
Commercial real estate:
Residential developments	744	36,210	0	0	36,954	9,389	46,343
Alternative fuels	0	11,041	0	0	11,041	2,870	13,911
Other	17,170	19,324	0	0	36,494	148,159	184,653

Consumer	0	1,543	123	157	1,823	52,152	53,975
Commercial business:
Construction/development	0	140	0	0	140	402	542
Banking	0	958	0	0	958	0	958
Other	1,224	11,850	134	0	13,208	65,146	78,354

	$20,142	94,981	290	157	115,570	360,203	475,773

	December 31, 2011
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$8,870	11,129	738	0	20,737	98,329	119,066
Commercial real estate:
Residential developments	444	39,709	1,113	0	41,266	11,480	52,746
Alternative fuels	0	0	0	0	0	18,882	18,882
Other	5,789	19,607	0	0	25,396	192,890	218,286

Consumer	0	857	224	124	1,205	60,956	62,161
Commercial business:
Construction/development	0	2,722	0	0	2,722	2,064	4,786
Banking	0	3,750	1,149	0	4,899	0	4,899
Other	3,203	8,056	0	0	11,259	88,315	99,574

	$18,306	85,830	3,224	124	107,484	472,916	580,400

Classified loans represent special mention, performing substandard, and non-performing loans categorized as substandard, doubtful and loss. Loans classified as special mention are loans that have potential weaknesses that, if left uncorrected, may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Loans classified as substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected. Loans classified as doubtful have the weaknesses of those classified as substandard, with additional characteristics that make collection in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. A loan classified as loss is considered uncollectible and of such little value that continuance as an asset on the balance sheet is not warranted. Loans classified as substandard or doubtful require the Bank to perform an analysis of the individual loan and charge off any loans, or portion thereof, that are deemed uncollectible.

The aging of past due loans at December 31 are summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2012
1-4 family	$1,172	240	0	1,412	95,625	97,037	0
Commercial real estate:
Residential developments	0	0	0	0	46,343	46,343	0
Alternative fuels	0	0	0	0	13,911	13,911	0
Other	49	0	289	338	184,315	184,653	0

Consumer	591	80	0	671	53,304	53,975	0
Commercial business:
Construction/development	45	0	0	45	497	542	0
Banking	0	0	0	0	958	958	0
Other	1,441	106	7,546	9,093	69,261	78,354	7,423

	$3,298	426	7,835	11,559	464,214	475,773	7,423

2011
1-4 family	$1,876	305	1,297	3,478	115,588	119,066	0
Commercial real estate:
Residential developments	107	290	8,211	8,608	44,138	52,746	0
Alternative fuels	0	0	0	0	18,882	18,882	0
Other	350	79	5,184	5,613	212,673	218,286	0

Consumer	658	374	387	1,419	60,742	62,161	0
Commercial business:
Construction/development	286	0	0	286	4,500	4,786	0
Banking	0	0	1,149	1,149	3,750	4,899	0
Other	351	112	2,877	3,340	96,234	99,574	0

	$3,628	1,160	19,105	23,893	556,507	580,400	0

At December 31, 2012, there was one commercial business line of credit loan with an outstanding balance of $7.4 million that was past due more than 90 days and still accruing interest. This loan was considered to be in the process of collection as funds to fully pay off the loan were held in escrow at December 31, 2012 and were received by the Company in January 2013.

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a troubled debt restructuring. The following table summarizes impaired loans and related allowances for the years ended December 31, 2012 and 2011:

	December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$1,617	1,617	0	2,973	66
Commercial real estate:
Residential developments	10,714	15,530	0	10,744	386
Alternative fuels	0	0	0	0	0
Other	640	640	0	2,669	22
Consumer	393	400	0	390	26
Commercial business:
Construction/development	37	692	0	120	0
Banking	0	0	0	460	0
Other	99	880	0	908	0

Loans with an allowance recorded:
1-4 family	3,070	3,114	571	3,638	61
Commercial real estate:
Residential developments	14,061	16,545	1,669	14,514	242
Alternative fuels	0	0	0	0	0
Other	2,780	3,133	921	3,973	10
Consumer	1,430	1,430	537	1,301	85
Commercial business:
Construction/development	0	0	0	66	0
Banking	0	0	0	0	0
Other	2,259	3,010	1,115	3,594	48

Total:
1-4 family	4,687	4,731	571	6,611	127
Commercial real estate:
Residential developments	24,775	32,075	1,669	25,258	628
Alternative fuels	0	0	0	0	0
Other	3,420	3,773	921	6,642	32
Consumer	1,823	1,830	537	1,691	111
Commercial business:
Construction/development	37	692	0	186	0
Banking	0	0	0	460	0
Other	2,358	3,890	1,115	4,502	48

	$37,100	46,991	4,813	45,350	946

	December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$2,651	2,972	0	1,611	91
Commercial real estate:
Residential developments	6,900	9,855	0	6,679	94
Alternative fuels	0	0	0	906	0
Other	3,745	4,381	0	1,174	144
Consumer	489	489	0	216	21
Commercial business:
Construction/development	340	2,311	0	294	0
Banking	1,149	3,248	0	854	0
Other	598	1,607	0	878	19

Loans with an allowance recorded:
1-4 family	3,590	3,590	1,086	4,212	157
Commercial real estate:
Residential developments	13,889	14,017	2,546	17,514	373
Alternative fuels	0	0	0	1,998	0
Other	5,961	8,272	1,013	6,408	97
Consumer	716	716	367	403	54
Commercial business:
Construction/development	0	0	0	2,443	0
Banking	0	0	0	3,424	0
Other	4,768	7,145	1,621	9,740	45

Total:
1-4 family	6,241	6,562	1,086	5,823	248
Commercial real estate:
Residential developments	20,789	23,872	2,546	24,193	467
Alternative fuels	0	0	0	2,904	0
Other	9,706	12,653	1,013	7,582	241
Consumer	1,205	1,205	367	619	75
Commercial business:
Construction/development	340	2,311	0	2,737	0
Banking	1,149	3,248	0	4,278	0
Other	5,366	8,752	1,621	10,618	64

	$44,796	58,603	6,633	58,754	1,095

At December 31, 2012, 2011 and 2010, non-accruing loans totaled $30.0 million, $34.0 million and $68.1 million, respectively, for which the related allowance for loan losses was $3.9 million, $5.2 million and $25.0 million, respectively. Non-accruing loans for which no specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled $10.3 million, $14.8 million and $8.1 million, respectively. Had the loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of $2.4 million, $3.2 million and $5.0 million in 2012, 2011 and 2010, respectively. For the years ended December 31, 2012, 2011 and 2010, the Company recognized interest income on these loans of $0.5 million, $0.7 million and $1.3 million, respectively. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a troubled debt restructuring.

The following table summarizes non-accrual loans at December 31:

(Dollars in thousands)	2012	2011
1-4 family	$2,492	4,435
Commercial real estate:
Residential developments	23,652	13,412
Other	1,891	9,246
Consumer	300	699
Commercial business:
Construction/development	37	340
Banking	0	1,149
Other	1,603	4,712

	$29,975	33,993

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a troubled debt restructuring (TDR).

During the third quarter of 2011, the Company adopted Accounting Standards Update (ASU) 2011-02, A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring (Topic 310), which modified guidance for identifying restructurings of receivables that constitute a TDR. No additional loans modified since December 31, 2010 were identified as TDR’s as a result of adopting these provisions.

At December 31, 2012, 2011 and 2010, there were loans included in loans receivable, net, with terms that had been modified in a troubled debt restructuring totaling $33.1 million, $29.2 million and $19.3 million, respectively. Had these loans been performing in accordance with their original terms throughout 2012, 2011 and 2010, the Company would have recorded gross interest income of $2.5 million, $2.5 million and $1.2 million, respectively. During 2012, 2011 and 2010, the Company recorded interest income of $0.9 million, $0.6 million and $0.8 million on these loans, respectively. For the loans that were modified in 2012, $5.7 million are classified and performing, and $13.7 million are non-performing at December 31, 2012.

The following table summarizes troubled debt restructurings at December 31:

(Dollars in thousands)	2012	2011
1-4 family	$3,600	3,805
Commercial real estate:
Residential developments	22,843	14,460
Other	3,032	5,598
Consumer	1,814	578
Commercial business:
Construction/development	88	385
Other	1,678	4,378

	$33,055	29,204

There were no material commitments to lend additional funds to customers whose loans were restructured or classified as non-accrual at December 31, 2012 or December 31, 2011.

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not reported as TDR’s after 12 months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDR’s are considered to be impaired.

When a loan is modified as a TDR, there may be a direct, material impact on the loans within the Consolidated Balance Sheets, as principal balances may be partially forgiven. The financial effects of TDR’s are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the period ending December 31, 2012 and 2011:

	Year ended December 31, 2012			Year ended December 31, 2011
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
1-4 family	33	$3,991	3,979	17	$4,567	4,246
Commercial real estate:
Residential developments	11	16,280	12,585	11	8,118	7,908
Other	6	2,814	2,586	9	7,473	6,432
Consumer	28	1,715	1,729	17	626	598
Commercial business:
Construction /development	1	92	0	3	2,361	1,096
Other	6	786	786	21	10,316	8,849

Total	85	$25,678	21,665	78	$33,461	29,129

Loans that were restructured within the 12 months preceding December 31, 2012 and 2011 and defaulted during the year are presented in the table below:

	Year ended December 31, 2012		Year ended December 31, 2011
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
1-4 family	0	$0	1	$250
Commercial real estate:
Residential developments	0	0	5	4,501
Other	2	159	3	4,465
Consumer	0	0	1	4
Commercial business:
Other	3	301	3	506

Total	5	$460	13	$9,726

The Company considers a loan to have defaulted when it becomes 90 or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six months following modification. Non-accrual TDR loans that have performed according to the modified terms for six months may be returned to accruing status. Loans that were accruing prior to modification remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDR’s are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may be added to general reserves as needed. Loans that are not collateral dependent may have additional reserves established if deemed necessary. The allocated allowance for TDR’s was $3.7 million, or 17.2%, of the total $21.6 million in allowance for loan losses at December 31, 2012, and $3.5 million, or 14.6%, of the total $23.9 million in allowance for loan losses at December 31, 2011.

Accrued Interest Receivable	12 Months Ended
Dec. 31, 2012
Accrued Interest Receivable [Abstract]
Accrued Interest Receivable

NOTE 6 Accrued Interest Receivable

Accrued interest receivable at December 31 is summarized as follows:

(Dollars in thousands)	2012	2011
Securities available for sale	$332	553
Loans receivable	1,686	1,896

	$2,018	2,449

Mortgage Servicing Rights, Net	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights, Net [Abstract]
Mortgage Servicing Rights, Net

NOTE 7 Mortgage Servicing Rights, Net

A summary of mortgage servicing activity is as follows:

(Dollars in thousands)	2012	2011
Mortgage servicing rights:
Balance, beginning of year	$1,485	1,586
Originations	979	461
Amortization	(732)	(562)

Balance, end of year	1,732	1,485

Valuation reserve	0	0

Mortgage servicing rights, net	$1,732	1,485

Fair value of mortgage servicing rights	$2,126	1,878

All of the single family loans sold where the Company continues to service the loans are serviced for FNMA under the mortgage-backed security program or the individual loan sale program. The following is a summary of the risk characteristics of the loans being serviced at December 31, 2012:

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term 30 year fixed rate	$201,486	4.58%	302	1,727
Original term 15 year fixed rate	118,951	3.66	145	1,408
Adjustable rate	319	3.52	302	6

The gross carrying amount of mortgage servicing rights and the associated accumulated amortization at December 31, 2012 and 2011 are presented in the following table. Amortization expense for mortgage servicing rights was $732,000, $562,000, and $482,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Unamortized Intangible Assets
December 31, 2012
Mortgage servicing rights	$2,412	(680)	1,732

Total	$2,412	(680)	1,732

December 31, 2011
Mortgage servicing rights	$3,417	(1,932)	1,485

Total	$3,417	(1,932)	1,485

The following table indicates the estimated future amortization expense for amortized intangible assets:

(Dollars in thousands) Year ended December 31,	Mortgage Servicing Rights
2013	$396
2014	379
2015	351
2016	287
2017	183
Thereafter	136

$1,732

Projections of amortization are based on asset balances and the interest rate environment that existed at December 31, 2012. The Company’s actual experience may be significantly different depending upon changes in mortgage interest rates and other market conditions.

Real Estate	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Real Estate

NOTE 8 Real Estate

A summary of real estate at December 31 is as follows:

	2012			2011
(Dollars in thousands)	Residential	Commercial & Other	Total	Residential	Commercial & Other	Total
Real estate in judgment subject to redemption	$501	1,055	1,556	49	4,227	4,276
Real estate acquired through foreclosure	1,421	6,540	7,961	2,411	10,754	13,165
Real estate acquired through deed in lieu of foreclosure	47	5,109	5,156	45	5,498	5,543
Real estate acquired in satisfaction of debt	0	79	79	0	106	106

	1,969	12,783	14,752	2,505	20,585	23,090
Allowance for losses	(374)	(3,783)	(4,157)	(556)	(5,918)	(6,474)

	$1,595	9,000	10,595	1,949	14,667	16,616

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment

NOTE 9 Premises and Equipment

A summary of premises and equipment at December 31 is as follows:

(Dollars in thousands)	2012	2011
Land	$1,978	1,978
Office buildings and improvements	8,725	8,637
Furniture and equipment	12,722	12,558

	23,425	23,173
Accumulated depreciation	(16,252)	(15,206)

	$7,173	7,967

Deposits	12 Months Ended
Dec. 31, 2012
Deposits and Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment [Abstract]
Deposits

NOTE 10 Deposits

Deposits and their weighted average interest rates at December 31 are summarized as follows:

	2012			2011
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$101,198	19.6%	0.00%	$113,188	18.3%
NOW accounts	0.02	71,472	13.9	0.06	64,783	10.4
Savings accounts	0.12	42,691	8.3	0.17	36,071	5.8
Money market accounts	0.33	111,000	21.6	0.46	108,876	17.6

		326,361	63.4		322,918	52.1

Certificates:
0-0.99%		90,103	17.5		72,768	11.7
1-1.99%		81,143	15.8		134,567	21.8
2-2.99%		15,063	2.9		65,842	10.6
3-3.99%		2,263	0.4		22,583	3.6
4-4.99%		18	0.0		1,450	0.2

Total certificates	1.08	188,590	36.6	1.60	297,210	47.9

Total deposits	0.48	$514,951	100.0%	0.87	$620,128	100.0%

At December 31, 2012 and 2011, the Company had $225.7 million and $264.5 million, respectively, of deposit accounts with balances of $100,000 or more. At December 31, 2012 and 2011, the Company had $15.9 million and $67.8 million of certificate accounts, respectively, that had been acquired through a broker. The Company is currently restricted from renewing existing brokered deposits, or accepting new brokered deposits without the prior consent of the Office of the Comptroller of the Currency (OCC).

Certificates had the following maturities at December 31:

(Dollars in thousands)	2012		2011
Remaining term to maturity	Amount	Weighted Average Rate	Amount	Weighted Average Rate
1-6 months	$73,451	1.10%	$100,513	1.78%
7-12 months	48,782	0.88	87,031	1.70
13-36 months	60,498	1.16	103,791	1.33
Over 36 months	5,859	1.55	5,875	2.05

	$188,590	1.08	$297,210	1.60

At December 31, 2012, mortgage loans and mortgage-backed and related securities with an amortized cost of approximately $16.8 million were pledged as collateral for certain deposits. An additional $1.0 million of letters of credit from the Federal Home Loan Bank (FHLB) were pledged as collateral on Bank deposits.

Interest expense on deposits is summarized as follows for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
NOW accounts	$35	57	110
Savings accounts	67	57	45
Money market accounts	447	746	1,341
Certificates	3,192	5,987	9,785

	$3,741	6,847	11,281

Federal Home Loan Bank Advances and Federal Reserve Borrowings	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Federal Reserve Borrowings [Abstract]
Federal Home Loan Bank Advances and Federal Reserve Borrowings

NOTE 11 Federal Home Loan Bank Advances and Federal Reserve Borrowings

Fixed and variable rate Federal Home Loan Bank advances and Federal Reserve borrowings consisted of the following at December 31:

(Dollars in thousands)	2012		2011
Year of Maturity	Amount	Rate	Amount	Rate
2013	$70,000	4.77%	$70,000	4.77%
Lines of Credit – Federal Reserve/Federal Home Loan Bank	0	0.00	0	0.00

	$70,000	4.77	$70,000	4.77

All of the outstanding advances at December 31, 2012 have quarterly call provisions which allow the FHLB to request that the advance be paid back or refinanced at the rates then being offered by the FHLB. At December 31, 2012, the advances from the FHLB were collateralized by the Bank’s FHLB stock and mortgage loans and investments with unamortized principal balances of approximately $126.5 million. The Bank has the ability to draw additional borrowings of $55.5 million from the FHLB, based upon the mortgage loans and securities that are currently pledged, subject to approval from the FHLB and a requirement to purchase additional FHLB stock. The Bank also has the ability to draw additional borrowings of $27.7 million from the Federal Reserve Bank, based upon the loans that are currently pledged with them, subject to approval from the Federal Reserve Board (FRB).

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

NOTE 12 Income Taxes

Income tax expense for the years ended December 31 is as follows:

(Dollars in thousands)	2012	2011	2010
Current:
Federal	$108	0	(3,956)
State	24	0	(1,764)

Total current	132	0	(5,720)

Deferred:
Federal	1,598	(4,010)	(2,773)
State	280	(873)	(1,781)

Total deferred	1,878	(4,883)	(4,554)

Change in valuation allowance	(1,878)	4,883	16,597

Income tax expense	$132	0	6,323

The reasons for the difference between expected income tax expense (benefit) utilizing the federal corporate tax rate of 34% and the actual income tax expense are as follows:

(Dollars in thousands)	2012	2011	2010
Expected federal income tax expense (benefit)	$1,854	(3,929)	(7,703)
Items affecting federal income tax:
State income taxes, net of federal income tax expense (benefit)	327	(645)	(2,474)
Tax exempt interest	(86)	(123)	(133)
Increase (decrease) in valuation allowance	(1,878)	4,883	16,597
Other, net	(85)	(186)	36

Income tax expense	$132	0	6,323

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows at December 31:

(Dollars in thousands)	2012	2011
Deferred tax assets:
Allowances for loan and real estate losses	$10,523	12,401
Deferred compensation costs	315	322
Deferred ESOP loan asset	717	702
Restricted stock expense	99	130
Nonaccruing loan interest	800	416
Federal net operating loss carry forward	5,113	5,936
State net operating loss carry forward	3,219	3,301
Capitalized other real estate owned expenses	194	0
Other	166	162

Total gross deferred tax assets	21,146	23,370
Deferred tax liabilities:
Net unrealized gain on securities available for sale	123	328
Deferred loan fees and costs	312	317
Premises and equipment basis difference	155	407
Originated mortgage servicing rights	707	607
Other	247	231

Total gross deferred tax liabilities	1,544	1,890

Net deferred tax assets	19,602	21,480
Valuation allowance	(19,602)	(21,480)

Deferred tax assets, net of valuation allowance	$0	0

The Company has cumulative federal net operating loss carryforwards of $16.5 million at December 31, 2012 that expire beginning in 2029. The Company also has state net operating loss carryforwards of $32.8 million at December 31, 2012 that expire beginning in 2023.

Retained earnings at December 31, 2012 included approximately $8.8 million for which no provision for income taxes was made. This amount represents allocations of income to bad debt deductions for tax purposes. Reduction of amounts so allocated for purposes other than absorbing losses will create income for tax purposes, which will be subject to the then-current corporate income tax rate.

The Company considers the determination of the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment. The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets. Positive evidence includes the ability to implement tax planning strategies to accelerate taxable income recognition and the probability that taxable income will be generated in future periods. Negative evidence includes the Company’s cumulative loss in the prior three year period and the general business and economic environment. Based upon this evaluation, the Company determined that a full valuation allowance was required with respect to the net deferred tax assets at December 31, 2012.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
Employee Benefits

NOTE 13 Employee Benefits

All eligible full-time employees of the Bank that were hired prior to 2002 were included in a noncontributory retirement plan sponsored by the Financial Institutions Retirement Fund (FIRF). The Home Federal Savings Bank (Employer #8006) plan participates in the Pentegra Defined Benefit Plan for Financial Institutions (the Pentegra DB Plan). The Pentegra DB Plan’s Employer Identification Number is 13-5645888 and the Plan number is 333. The Pentegra DB Plan operates as a multi-employer plan for accounting purposes and as a multi-employer plan under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. There are no collective bargaining agreements in place that require contributions to the Pentegra DB Plan.

The Pentegra DB Plan is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the Pentegra DB Plan, contributions made by the participating employer may be used to provide benefits to participants of other participating employers.

Effective September 1, 2002, the accrual of benefits for existing participants was frozen and no new enrollments were permitted into the plan. The actuarial present value of accumulated plan benefits and net assets available for benefits relating to the Bank’s employees was not available at December 31, 2012 because such information is not accumulated for each participating institution. As of June 30, 2012, the Pentegra DB Plan valuation report reflected that the Bank was obligated to make a contribution totaling $172,000 which was expensed during 2012.

Funded status (market value of plan assets divided by funding target) as of July 1 for the 2012, 2011 and 2010 plan years were 95.77%, 80.39% and 83.20%, respectively. Market value of plan assets reflects any contribution received through June 30, 2012.

Total employer contributions made to the Pentegra DB Plan, as reported on Form 5500, equal $299,729,000, $203,582,000 and $133,930,000 for the plan years ended June 30, 2011, 2010 and 2009, respectively. The Bank’s contributions to the Pentegra DB Plan are not more than 5% of the total contributions to the Pentegra DB Plan. There is no funding improvement plan or rehabilitation plan as part of this multi-employer plan.

The following contributions were paid by the Bank during the fiscal years ending December 31,

(Dollars in thousands)
2012			2011		2010
Date Paid	Amount		Date Paid	Amount	Date Paid	Amount
1/09/2012	$234	**
10/12/2012	38
12/31/2012	134		10/14/2011	$57	12/30/2010	$237

Total	$406			$57		$237

** - An additional contribution of $234,000 was accrued at December 31, 2011 and paid in the first quarter of 2012.

The Company has a qualified, tax-exempt savings plan with a deferred feature qualifying under Section 401(k) of the Internal Revenue Code (the 401(k) Plan). All employees who have attained 18 years of age are eligible to participate in the 401(k) Plan. Participants are permitted to make contributions to the 401(k) Plan equal to the lesser of 50% of the participant’s annual salary or the maximum allowed by law, which was $17,000 for 2012 and $16,500 for 2011. The Company matches 25% of each participant’s contributions up to a maximum of 8% of the participant’s annual salary. Participant contributions and earnings are fully and immediately vested. The Company’s contributions are vested on a three year cliff basis, are expensed annually, and were $158,000, $159,000, and $165,000, in 2012, 2011, and 2010, respectively.

The Company has adopted an Employee Stock Ownership Plan (the ESOP) that meets the requirements of Section 4975(e)(7) of the Internal Revenue Code and Section 407(d)(6) of the Employee Retirement Income Security Act of 1974, as amended (ERISA) and, as such, the ESOP is empowered to borrow in order to finance purchases of the common stock of HMN. The ESOP borrowed $6.1 million from the Company to purchase 912,866 shares of common stock in the initial public offering of HMN. As a result of a merger with Marshalltown Financial Corporation (MFC), the ESOP borrowed $1.5 million to purchase an additional 76,933 shares of HMN common stock to account for the additional employees and avoid dilution of the benefit provided by the ESOP. The ESOP debt requires quarterly payments of principal plus interest at 7.52%. The Company has committed to make quarterly contributions to the ESOP necessary to repay the loans including interest. The Company contributed $527,000 in 2012 and $525,000 in 2011 and 2010.

As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral and allocated to eligible employees based on the proportion of debt service paid in the year. The Company accounts for its ESOP in accordance with ASU 718, Employers’ Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders’ equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations. ESOP compensation expense was $68,000, $58,000, and $109,000, respectively, for 2012, 2011 and 2010.

All employees of the Bank are eligible to participate in the ESOP after they attain age 18 and complete one year of service during which they worked at least 1,000 hours. A summary of the ESOP share allocation is as follows for the years ended:

	2012	2011	2010
Shares allocated to participants beginning of the year	339,991	335,453	333,678
Shares allocated to participants	24,378	24,317	24,317
Shares purchased	2,353	42	38
Shares distributed to participants	(16,183)	(19,821)	(22,580)

Shares allocated to participants end of year	350,539	339,991	335,453

Unreleased shares beginning of the year	401,452	425,769	450,086
Shares released during year	(24,378)	(24,317)	(24,317)

Unreleased shares end of year	377,074	401,452	425,769

Total ESOP shares end of year	727,613	741,443	761,222

Fair value of unreleased shares at December 31	$1,308,447	778,817	1,196,411

In March 2001, the Company adopted the HMN Financial, Inc. 2001 Omnibus Stock Plan (2001 Plan). In April 2009, this plan was superseded by the HMN Financial, Inc. 2009 Equity and Incentive Plan (2009 Plan) and options or restricted shares may no longer be awarded from the 2001 Plan. As of December 31, 2012, there were 45,540 vested options under the 2001 Plan that remained unexercised. These options expire 10 years from the date of grant and have an average exercise price of $28.21. As of December 31, 2012, all shares of restricted stock granted under the 2001 Plan have vested.

In April 2009, the Company adopted the 2009 Plan. The purpose of the 2009 Plan is to provide key personnel and advisors with an opportunity to acquire a proprietary interest in the Company. The opportunity to acquire a proprietary interest in the Company will aid in attracting, motivating and retaining key personnel and advisors, including non-employee directors, and will align their interest with those of the Company’s stockholders. 350,000 shares of HMN common stock were initially available for distribution under the 2009 Plan in either restricted stock or stock options, subject to adjustment for future stock splits, stock dividends and similar changes to the capitalization of the Company. Additionally, shares of restricted stock that are awarded are counted as 1.2 shares for purposes of determining the total shares available for issue under the 2009 Plan. As of December 31, 2012, there were 9,000 vested and 6,000 unvested options under the 2009 Plan that remain unexercised. These options expire 10 years from the date of grant and have an average exercise price of $4.77.

A summary of activities under all plans for the past three years is as follows:

					Unvested options
	Shares available for grant	Restricted shares outstanding	Options outstanding	Award value/ weighted average exercise price	Number	Weighted average grant date fair value	Vesting Period
1995 Plan
December 31, 2009	0	0	40,500	$13.10	0	$0
Forfeited/expired	0	0	(25,500)	11.25	0	0

December 31, 2010	0	0	15,000	16.25	0	0
Forfeited/expired	0	0	0	0	0	0

December 31, 2011	0	0	15,000	16.25	0	0
Forfeited/expired	0	0	(15,000)	16.25	0	0

December 31, 2012	0	0	0	0	0	0

2001 Plan
December 31, 2009	0	14,515	145,371	19.91	102,831	1.49
Forfeited/expired	0	0	(5,921)	16.13	(5,921)	1.43
Forfeited/expired	0	(170)	0	0	0	0
Vested	0	(8,904)	0	0	(3,102)	3.52

December 31, 2010	0	5,441	139,450	20.07	93,808	1.43
Vested	0	(5,441)	0	0	(21,292)	1.43

December 31, 2011	0	0	139,450	20.07	72,516	1.43
Forfeited/expired	0	0	(93,910)	16.13	0	0
Vested	0	0	0	0	(72,516)	1.43

December 31, 2012	0	0	45,540	28.21	0	0

2009 Plan
December 31, 2009	236,134	82,388	15,000	4.77	15,000	4.41
Granted January 26, 2010	(85,290)	71,075	0	N/A	0	0	3 years
Forfeited/expired	7,118	(5,790)	0	0	0	0
Forfeited/expired	5,921	0	0	0	0	0
Vested	0	(13,630)	0	0	(3,000)	4.41

December 31, 2010	163,883	134,043	15,000	4.77	12,000	4.41
Granted January 27, 2011	(93,600)	78,000	0	N/A	0	0	3 years
Forfeited/expired	538	(448)	0	0	0	0
Vested	0	(48,825)	0	0	(3,000)	4.41

December 31, 2011	70,821	162,770	15,000	4.77	9,000	4.41
Granted January 27, 2012	(43,236)	36,030	0	N/A	0	0	3 years
Forfeited	470	(392)	0	0	0	0
Forfeited/expired	93,910	0	0	0	0	0
Vested	0	(36,246)	0	0	(3,000)	4.41

December 31, 2012	121,965	162,162	15,000	4.77	6,000	0

Total all plans	121,965	162,162	60,540	$22.40	6,000	$4.41

The following table summarizes information about stock options outstanding at December 31, 2012:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
$27.66	15,540	1.2	15,540	0	$0	N/A
26.98	15,000	1.6	15,000	0	0	N/A
30.00	15,000	2.4	15,000	0	0	N/A
4.77	15,000	6.4	9,000	6,000	4,701	1.4

	60,540		54,540	6,000	$4,701

The Company will issue shares from treasury stock upon the exercise of outstanding options.

Prior to January 1, 2006, the Company used the intrinsic value method as described in APB Opinion No. 25 and related interpretations to account for its stock incentive plans. Accordingly, there were no charges or credits to expense with respect to the granting or exercise of options since the options were issued at fair value on the respective grant dates. On January 1, 2006, the Company adopted FAS No. 123(R) (ASC 718), which replaced FAS No. 123 and supersedes APB Opinion No. 25. In accordance with this standard, the Company recognized compensation expense in 2012, 2011 and 2010 relating to stock options over the vesting period. The amount of the expense was determined under the fair value method.

The fair value for each option grant is estimated on the date of the grant using a Black Scholes option valuation model. There were no options granted in 2012, 2011 or 2010.

Earnings (Loss) per Common Share	12 Months Ended
Dec. 31, 2012
Earnings (Loss) per Common Share [Abstract]
Earnings (Loss) per Common Share

NOTE 14 Earnings (Loss) per Common Share

The following table reconciles the weighted average shares outstanding and net income (loss) for basic and diluted earnings (loss) per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010
Weighted average number of common shares outstanding used in basic earnings per common share calculation	3,946,314	3,853,491	3,766,756
Net dilutive effect of :
Options	0	0	0
Restricted stock awards	84,338	0	0

Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,030,652	3,853,491	3,766,756

Net income (loss) available to common shareholders	$3,460	(13,376)	(30,762)
Basic earnings (loss) per common share	$0.88	(3.47)	(8.17)
Diluted earnings (loss) per common share	$0.86	(3.47)	(8.17)

Options and restricted stock awards are excluded from the loss per share calculation when a net loss is incurred as their inclusion in the calculation would be anti-dilutive and result in a lower loss per common share. Therefore, options and restricted stock awards are zero in all of the above loss per common share calculations.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Other Comprehensive Loss and Stockholders' Equity [Abstract]
Stockholders' Equity

NOTE 15 Stockholders’ Equity

The Company did not repurchase any shares of its common stock in the open market during 2012, 2011 or 2010. The Company suspended dividend payments on common stock in the fourth quarter of 2008 due to the net operating loss experienced and the challenging economic environment. Because of the Company’s current financial position and the limitation on the payment of dividends set forth in the Supervisory Agreements (as described below and in Note 16), it is not known when any future dividends may be paid by the Company.

The Company’s certificate of incorporation authorizes the issuance of up to 500,000 shares of preferred stock, and on December 23, 2008, the Company completed the sale of 26,000 shares of cumulative perpetual preferred stock to the United States Treasury. The preferred stock has a liquidation value of $1,000 per share and a related warrant was also issued to purchase 833,333 shares of HMN common stock at an exercise price of $4.68 per share. The transaction was part of the United States Treasury’s capital purchase program under the Emergency Economic Stabilization Act of 2008. Under the terms of the sale, the preferred shares are entitled to a quarterly cumulative compounding dividend at a stated rate of 5% per annum for each of the first five years of the investment, increasing to 9% thereafter, unless HMN redeems the shares. The Company made all required dividend payments to the Treasury on the outstanding preferred stock in 2009 and 2010 but has deferred the last nine quarterly dividend payments, beginning with the February 15, 2011 dividend payment. The deferred dividend payments have been accrued for payment in the future and are being reported for the deferral period as a preferred dividend requirement that is deducted from income for financial statement purposes to arrive at the net income (loss) available to common shareholders. Under the terms of the certificate of designations for the preferred stock, dividend payments may be deferred, but the dividend is cumulative and compounds quarterly while unpaid. In addition, since the Company failed to pay dividends for six quarters, the Treasury had the right to appoint two representatives to the Company’s board of directors. Treasury did not exercise this right.

On February 8, 2013, the Treasury sold the preferred stock issued by the Company to unaffiliated third party investors in a private transaction for $18.8 million. The Company received no proceeds from the sale and it had no effect on the terms of the outstanding preferred stock, including the Company’s obligation to satisfy accrued and unpaid dividends prior to the payment of any dividend or other distribution to holders of junior stock, including the Company’s common stock, and an increase in the dividend rate from 5% to 9%, commencing with the dividend payment date of February 15, 2014. Further, the sale of the preferred stock had no effect on the Company’s capital, financial condition or results of operations. Because of the sale, the Company generally is no longer subject to the various executive compensation and corporate governance requirements to which participants in Treasury’s Capital Purchase Program were subject while Treasury held the preferred stock. In addition, the Company has been advised that the current holders of substantially all of the preferred stock have entered into agreements with the FRB pursuant to which they have each agreed not to take actions, without the consent of the FRB, which might be construed as exercising or attempting to exercise a controlling influence over the management or policies of the Company or the Bank, including exercise of any right to elect any representatives to the Company’s board of directors.

Under the terms of the Company’s and Bank’s Supervisory Agreements with their federal banking regulators as described in Note 16, neither the Company nor the Bank may declare or pay any cash dividends, or purchase or redeem any capital stock, without prior notice to, and consent of, these regulators. Subject to the foregoing, the preferred stock may be redeemed in whole or in part, at par plus accrued and unpaid dividends. The preferred stock is non-voting, other than certain class voting rights.

The sale of preferred stock did not include the sale of a warrant to purchase 833,333 shares of the Company’s common stock at an exercise price of $4.68, which Treasury continues to hold and may sell in its discretion, subject to applicable securities laws and the Company’s right to repurchase the warrant at fair market value under the terms of the Company’s agreements with Treasury. The warrant may be exercised at any time over its ten-year term and Treasury has agreed not to exercise any voting rights received by acquiring common stock on the exercise of the warrant. The discount on the common stock warrant is being amortized over five years. Both the preferred securities and the warrant qualify as Tier 1 capital.

The OCC has established an individual minimum capital requirement (IMCR) for the Bank as described in Note 16, which required the Bank to establish and maintain core capital at least equal to 8.5% of adjusted total assets at December 31, 2011, which was in excess of the Bank’s 7.14% core capital to adjusted total assets ratio at December 31, 2011. In February 2012, the Bank received a notice from the OCC arising out of its failure to establish and maintain its IMCR of 8.5% core capital to adjusted total assets at December 31, 2011. In April 2012, the Bank submitted to the OCC a written capital plan of how it would maintain its IMCR and a contingency plan in the event the IMCR was not maintained through the Bank’s primary plan. As a result of a decrease in assets and improved financial results, at December 31, 2012, the Bank’s core capital to adjusted total assets ratio had improved to 9.68%.

In order to grant a priority to eligible accountholders in the event of future liquidation, the Bank, at the time of conversion to a stock savings bank, established a liquidation account equal to its regulatory capital as of September 30, 1993. In the event of future liquidation of the Bank, an eligible accountholder who continues to maintain their deposit account shall be entitled to receive a distribution from the liquidation account. The total amount of the liquidation account will decrease as the balance of eligible accountholders is reduced subsequent to the conversion, based on an annual determination of such balance.

Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment	12 Months Ended
Dec. 31, 2012
Deposits and Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment [Abstract]
Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment

NOTE 16 Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment

The Bank, as a member of the Federal Home Loan Bank System, is required to hold a specified number of shares of capital stock, which are carried at cost, in the Federal Home Loan Bank of Des Moines. The Bank met this requirement at December 31, 2012. The capital stock investment in the Federal Home Loan Bank of Des Moines was reviewed for any other than temporary impairment as of December 31, 2012 and it was determined that it was not impaired.

On July 21, 2011, the OTS was integrated into the OCC, which became the Bank’s primary banking regulator and the primary banking regulator for the Company became the FRB.

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

The Bank entered into a written Supervisory Agreement with the OTS, effective February 22, 2011, that primarily relates to the Bank’s financial performance and credit quality issues. This agreement replaced the prior memorandum of understanding that the Bank entered into with its primary regulator on December 9, 2009. In accordance with the agreement, the Bank submitted a two year business plan in May of 2011 that the OCC accepted with the expectation that the Bank would be in adherence with the OCC’s Notification of Establishment of Higher Minimum Capital Ratios, dated August 8, 2011, or IMCR, which required the Bank to establish and maintain a minimum core capital ratio of 8.5% by December 31, 2011. The IMCR is discussed more fully below. As required by the Supervisory Agreement, the Bank submitted updated two year business plans in January of 2012 and 2013. The Bank must operate within the parameters of the business plan and is required to monitor and submit periodic reports on its compliance with the plan. The Bank also submitted problem asset reduction plans at the same time that the business plans were submitted. The Bank must operate within the parameters of the problem asset plan and is required to monitor and submit periodic reports on its compliance with the plan. The Bank has also revised its loan modification policies and its program for identifying, monitoring and controlling risk associated with concentrations of credit, and improved the documentation relating to the allowance for loan and lease losses as required by the agreement. In addition, without the consent of the OCC, the Bank may not declare or pay any cash dividends, increase its total assets during any quarter in excess of the amount of the net interest credited on deposit liabilities during the prior quarter, enter into any new contractual arrangement or renew or extend any existing arrangement related to compensation or benefits with any directors or officer, make any golden parachute payments, or enter into any significant contracts with a third party service provider. The Bank believes it was in compliance with all requirements of the Supervisory Agreement at December 31, 2012.

The Company also entered into a written Supervisory Agreement with the OTS effective February 22, 2011. This agreement replaced the prior memorandum of understanding that the Company entered into with its primary regulator on December 9, 2009. As required by the Supervisory Agreement, the Company submitted updated two year consolidated capital plans in January of 2012 and 2013. The Company must operate within the parameters of the capital plan and is required to monitor and submit periodic reports on its compliance with the plan. In addition, without the consent of the Federal Reserve Board, the Company may not incur or issue any debt, guarantee the debt of any entity, declare or pay any cash dividends or repurchase any of the Company’s capital stock, enter into any new contractual arrangement or renew or extend any existing arrangement related to compensation or benefits with any director or officer, or make any golden parachute payments. The Company believes it was in compliance with all requirements of its Supervisory Agreement at December 31, 2012.

Quantitative measures established by regulations to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of Tier I (Core) capital, and Risk-based capital (as defined in the regulations) to total assets (as defined).

At December 31, 2012 and 2011, the Bank’s capital amounts and ratios are presented for actual capital, required capital and excess capital including amounts and ratios in order to qualify as being well capitalized under the prompt corrective actions regulations:

	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets(1)	Amount	Percent of Assets (1)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)
December 31, 2012
Tier I or core capital	$63,212	9.68%	$26,123	4.00%	$37,089	5.68%	$32,653	5.00%
Tier I risk-based capital	63,212	14.23	17,770	4.00	45,442	10.23	26,655	6.00
Risk-based capital to risk-weighted assets	68,963	15.52	35,540	8.00	33,423	7.52	44,425	10.00

December 31, 2011
Tier I or core capital	$56,314	7.14%	$31,560	4.00%	$24,754	3.14%	$39,450	5.00%
Tier I risk-based capital	56,314	9.61	23,441	4.00	32,873	5.61	35,162	6.00
Risk-based capital to risk-weighted assets	63,639	10.86	46,883	8.00	16,756	2.86	58,603	10.00

(1)	Based upon the Bank’s adjusted total assets for the purpose of the Tier I or core capital ratios and risk-weighted assets for the purpose of the risk-based capital ratio.

The OCC has established an IMCR for the Bank. An IMCR requires a bank to establish and maintain levels of capital greater than those generally required for a bank to be classified as “well-capitalized.” Effective December 31, 2011, the Bank was required to establish, and subsequently maintain, core capital at least equal to 8.5% of adjusted total assets, which is in excess of the Bank’s 7.14% core capital to adjusted total assets ratio at December 31, 2011. In February 2012, the Bank received a notice from the OCC arising out of its failure to establish and maintain its IMCR of 8.5% core capital to adjusted total assets at December 31, 2011. In April 2012, the Bank submitted to the OCC a written capital plan of how it would maintain its IMCR and a contingency plan in the event the IMCR was not maintained through the Bank’s primary plan. As a result of a decrease in assets and improved financial results, the Bank’s core capital to adjusted total assets ratio improved to 9.68% at December 31, 2012.

Management believes that, as of December 31, 2012, the Bank’s capital ratios were in excess of those quantitative capital ratio standards set forth under the prompt corrective action regulations referenced above. However, there can be no assurance that the Bank will continue to maintain such status in the future. The OCC has extensive discretion in its supervisory and enforcement activities, and can adjust the requirement to be “well-capitalized” in the future.

In order to improve its capital ratios and comply with its IMCR, the Bank has, among other things, improved its financial results, reduced non-performing assets, and decreased the asset size of the Bank. In 2011, the Bank’s Edina, Minnesota branch office was closed in order to reduce costs and in 2012 the Bank sold substantially all of the assets and deposit liabilities associated with its Toledo, Iowa branch in order to further reduce costs and improve capital ratios. In light of its continued focus on complying with the IMCR, the Bank may also determine it to be necessary or prudent to dispose of other non-strategic assets. These actions have resulted, and may result, in changes in the Bank’s assets, liabilities and earnings, some of which may be material, during the period in which the action is taken or is consummated or over a longer period of time. Further, the Company may determine it prudent, or be required by supervising banking regulators, to raise additional capital of which there can be no assurance that, if raised, it would be on terms favorable to the Company. If the Company raises capital through the issuance of additional shares of common stock or other equity securities, it could dilute the ownership interests of existing stockholders and, given our current common stock trading price, would be expected to dilute the per share book value of the Company’s common stock and could result in a change of control of the Company and the Bank.

The capital requirements of the Company and the Bank may be affected in the future by regulatory changes proposed in June 2012 by the FRB, the FDIC and the OCC to establish an integrated regulatory capital framework for implementing the Basel Committee on Banking Supervision’s Basel III regulatory capital reforms and changes required by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. The proposals would, among other things, apply a strengthened set of capital requirements to both the Bank and the Company and revise the rules for calculating risk-weighted assets for purposes of such requirements. These federal agencies have received comments on the proposed rules but have not issued final rules, so the details and the timetable for implementation of these rules remain uncertain.

Financial Instruments with Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-balance Sheet Risk [Abstract]
Financial Instruments with Off-balance Sheet Risk [Text Block]

NOTE 17 Financial Instruments with Off-Balance Sheet Risk

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit. These instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amounts recognized in the balance sheet. The contract amounts of these instruments reflect the extent of involvement by the Company.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contract amount of these commitments. The Company uses the same credit policies in making commitments as it does for on-balance sheet instruments.

	December 31, Contract Amount
(Dollars in thousands)	2012	2011
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
1-4 family mortgages	$4,462	3,554
Commercial real estate mortgages	750	2,371
Non-real estate commercial loans	180	0
Undisbursed balance of loans closed	5,445	7,209
Unused lines of credit	76,582	76,444
Letters of credit	1,910	1,535

Total commitments to extend credit	$89,329	91,113

Forward commitments	$7,046	7,263

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since a portion of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Bank evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on the loan type and on management’s credit evaluation of the borrower. Collateral consists primarily of residential and commercial real estate and personal property.

Forward commitments represent commitments to sell loans to a third party and are entered into in the normal course of business by the Bank.

The Bank issued standby letters of credit which guarantee the performance of customers to third parties. The standby letters of credit outstanding expire over the next 21 months and totaled $1.9 million at December 31, 2012 and $1.5 million at December 31, 2011. The letters of credit are collateralized primarily with commercial real estate mortgages. Since the conditions under which the Bank is required to fund the standby letters of credit may not materialize, the cash requirements are expected to be less than the total outstanding commitments.

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities

NOTE 18 Derivative Instruments and Hedging Activities

The Company originates and purchases single-family residential loans for sale into the secondary market and enters into commitments to sell or securitize those loans in order to mitigate the interest rate risk associated with holding the loans until they are sold. The Company accounts for its commitments in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities.

The Company had commitments outstanding to extend credit to future borrowers that had not closed prior to the end of the year, which is referred to as its mortgage pipeline. As commitments to originate loans enter the mortgage pipeline, the Company generally enters into commitments to sell the loans into the secondary market. The commitments to originate and sell loans are derivatives that are recorded at fair value. As a result of marking these derivatives to fair value for the period ended December 31, 2012, the Company recorded an increase in other liabilities of $3,000, a decrease in other assets of $2,000 and a net loss on the sales of loans of $5,000.

As of December 31, 2012, the current commitments to sell loans held for sale are derivatives that do not qualify for hedge accounting. The loans held for sale that are not hedged are recorded at the lower of cost or market. As a result of marking these loans, the Company recorded no increase/decrease in loans held for sale and in other assets, a decrease in other liabilities of $58,000, and a net gain on the sales of loans $58,000.

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 19 Fair Value Measurement

ASC 820, Fair Value Measurements, establishes a framework for measuring the fair value of assets and liabilities using a hierarchy system consisting of three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets that the Company has the ability to access.

Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market.

Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market and are used only to the extent that observable inputs are not available. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The following table summarizes the assets of the Company for which fair values are determined on a recurring basis as of December 31, 2012 and 2011.

	Carrying Value at December 31, 2012
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$85,891	81	85,810	0
Mortgage loan commitments	(40)	0	(40)	0

Total	$85,851	81	85,770	0

	Carrying Value at December 31, 2011
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$126,114	613	125,501	0
Mortgage loan commitments	(94)	0	(94)	0

Total	$126,020	613	125,407	0

The Company may also be required, from time to time, to measure certain other financial assets at fair value on a nonrecurring basis in accordance with generally accepted accounting principles. These adjustments to fair value usually result from the application of the lower-of-cost-or-market accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis in 2012 and 2011 that were still held at December 31, the following table provides the level of valuation assumptions used to determine each adjustment and the carrying value of the related individual assets or portfolios at December 31, 2012 and 2011.

	Carrying Value at December 31, 2012				Year Ended December 31, 2012 Total gains (losses)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Loans held for sale	$2,584	0	2,584	0	15
Mortgage servicing rights	1,732	0	1,732	0	0
Loans (1)	32,287	0	32,287	0	(2,307)
Real estate, net (2)	10,595	0	10,595	0	(569)

Total	$47,198	0	47,198	0	(2,861)

	Carrying Value at December 31, 2011				Year Ended December 31, 2011 Total gains (losses)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Loans held for sale	$3,709	0	3,709	0	129
Mortgage servicing rights	1,485	0	1,485	0	0
Loans (1)	38,162	0	38,162	0	(4,167)
Real estate, net (2)	16,616	0	16,616	0	(2,690)
Assets held for sale	1,583	0	1,583	0	0
Deposits held for sale	36,048	0	36,048	0	0

Total	$97,603	0	97,603	0	(6,728)

(1)	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
(2)	Represents the fair value and related losses of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

NOTE 20 Fair Value of Financial Instruments

ASC 825, Disclosures about Fair Values of Financial Instruments, requires disclosure of estimated fair values of the Company’s financial instruments, including assets, liabilities and off-balance sheet items for which it is practicable to estimate fair value. The fair value estimates are made as of December 31, 2012 and 2011 based upon relevant market information, if available, and upon the characteristics of the financial instruments themselves. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based upon judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. The estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based only on existing financial instruments without attempting to estimate the value of anticipated future business or the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on the fair value estimates and have not been considered in any of the estimates.

The estimated fair value of the Company’s financial instruments are shown below. Following the table, there is an explanation of the methods and assumptions used to estimate the fair value of each class of financial instruments.

	December 31, 2012						December 31, 2011
	Carrying amount	Estimated fair value	Fair value hierarchy			Contract amount	Carrying amount	Estimated fair value	Contract amount
(Dollars in thousands)			Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$83,660	83,660	83,660				67,840	67,840
Securities available for sale	85,891	85,891	81	85,810			126,114	126,114
Loans held for sale	2,584	2,584		2,584			3,709	3,709
Loans receivable, net	454,045	459,177		459,177			555,908	566,266
Federal Home Loan Bank stock	4,063	4,063		4,063			4,222	4,222
Accrued interest receivable	2,018	2,018		2,018			2,449	2,449
Assets held for sale	0	0		0			1,583	1,605
Financial liabilities:
Deposits	514,951	514,951		514,951			620,128	620,128
Deposits held for sale	0	0					36,048	36,048
Federal Home Loan Bank advances	70,000	71,623		71,623			70,000	74,433
Accrued interest payable	247	247		247			780	780
Off-balance sheet financial instruments:
Commitments to extend credit	27	27				84,877	29	29	91,113
Commitments to sell loans	(40)	(40)				7,046	(94)	(94)	7,263

Cash and Cash Equivalents     The carrying amount of cash and cash equivalents approximates their fair value.

Securities Available for Sale    The fair values of securities were based upon quoted market prices.

Loans Held for Sale    The fair values of loans held for sale were based upon quoted market prices for loans with similar interest rates and terms to maturity.

Loans Receivable    The fair values of loans receivable were estimated for groups of loans with similar characteristics. The fair value of the loan portfolio, with the exception of the adjustable rate portfolio, was calculated by discounting the scheduled cash flows through the estimated maturity using anticipated prepayment speeds and using discount rates that reflect the credit and interest rate risk inherent in each loan portfolio. The fair value of the adjustable loan portfolio was estimated by grouping the loans with similar characteristics and comparing the characteristics of each group to the prices quoted for similar types of loans in the secondary market. This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC 820, Fair Value Measurements and Disclosures.

Federal Home Loan Bank Stock    The carrying amount of FHLB stock approximates its fair value.

Accrued Interest Receivable    The carrying amount of accrued interest receivable approximates its fair value since it is short-term in nature and does not present unanticipated credit concerns.

Deposits    The fair value of demand deposits, savings accounts and certain money market account deposits is the amount payable on demand at the reporting date. The fair value of fixed maturity certificates of deposit is estimated using the rates currently offered for deposits of similar remaining maturities. If the fair value of the fixed maturity certificates of deposit is calculated at less than the carrying amount, the carrying value of these deposits is reported as the fair value.

The fair value estimate for deposits does not include the benefit that results from the low cost funding provided by the Company’s existing deposits and long-term customer relationships compared to the cost of obtaining different sources of funding. This benefit is commonly referred to as the core deposit intangible.

Federal Home Loan Bank Advances    The fair values of advances with fixed maturities are estimated based on discounted cash flow analysis using as discount rates the interest rates charged by the FHLB for borrowings of similar remaining maturities.

Accrued Interest Payable    The carrying amount of accrued interest payable approximates its fair value since it is short-term in nature.

Commitments to Extend Credit    The fair values of commitments to extend credit are estimated using the fees normally charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counter parties.

Commitments to Sell Loans    The fair values of commitments to sell loans are estimated using the quoted market prices for loans with similar interest rates and terms to maturity.

HMN Financial, Inc. Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2012
HMN Financial, Inc. Financial Information (Parent Company Only) [Abstract]
HMN Financial, Inc. Financial Information (Parent Company Only)

NOTE 21 HMN Financial, Inc. Financial Information (Parent Company Only)

The following are the condensed financial statements for the parent company only as of December 31, 2012 and 2011 and for the years ended December 31, 2012, 2011 and 2010.

(Dollars in thousands)	2012	2011	2010
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$154	94
Investment in subsidiaries	63,165	57,465
Loans receivable, net	800	1,400
Prepaid expenses and other assets	14	35
Deferred tax asset, net	0	0

Total assets	$64,133	58,994

Liabilities and Stockholders’ Equity:
Accrued expenses and other liabilities	$3,299	1,933

Total liabilities	3,299	1,933

Serial preferred stock	25,336	24,780
Common stock	91	91
Additional paid-in capital	51,795	53,462
Retained earnings	47,004	42,983
Net unrealized gains (losses) on securities available for sale	(49)	471
Unearned employee stock ownership plan shares	(2,997)	(3,191)
Treasury stock, at cost, 4,705,073 and 4,740,711 shares	(60,346)	(61,535)

Total stockholders’ equity	60,834	57,061

Total liabilities and stockholders’ equity	$64,133	58,994

Condensed Statements of Income (Loss)
Interest income	$3	4	4
Equity income (losses) of subsidiaries	6,220	(10,519)	(27,833)
Compensation and benefits	(227)	(263)	(236)
Occupancy	(24)	(24)	(24)
Data processing	(6)	(6)	(6)
Other	(513)	(747)	(551)

Income (loss) before income tax expense	5,453	(11,555)	(28,646)
Income tax expense	132	0	332

Net income (loss)	$5,321	(11,555)	(28,978)

Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income (loss)	$5,321	(11,555)	(28,978)
Adjustments to reconcile net income (loss) to cash provided (used) by operating activities:
Equity (income) losses of subsidiaries	(6,220)	10,519	27,833
Deferred income tax expense	0	0	172
Earned employee stock ownership shares priced below original cost	(162)	(81)	(51)
Stock option compensation	7	29	63
Amortization of restricted stock awards	233	298	370
Decrease in unearned ESOP shares	194	193	193
Increase (decrease) in accrued expenses and other liabilities	65	101	(15)
Decrease in other assets	22	13	791
Other, net	0	(1)	1

Net cash provided (used) by operating activities	(540)	(484)	379

Cash flows from investing activities:
Decrease in loans receivable, net	600	100	1,200

Net cash provided by investing activities	600	100	1,200

Cash flows from financing activities:
Dividends paid to preferred stockholders	0	0	(1,300)

Net cash used by financing activities	0	0	(1,300)

Increase (decrease) in cash and cash equivalents	60	(384)	279
Cash and cash equivalents, beginning of year	94	478	199

Cash and cash equivalents, end of year	$154	94	478

Business Segments	12 Months Ended
Dec. 31, 2012
Business Segments [Abstract]
Business Segments

NOTE 22 Business Segments

The Bank has been identified as a reportable operating segment in accordance with the provisions of ASC 280. SFC and HMN, the holding company, did not meet the quantitative thresholds for a reportable segment and therefore are included in the “Other” category.

The Company evaluates performance and allocates resources based on the segment’s net income, return on average assets and return on average equity. Each corporation is managed separately with its own officers and board of directors.

The following table sets forth certain information about the reconciliations of reported net income (loss) and assets for each of the Company’s reportable segments.

(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total
At or for the year ended December 31, 2012:
Interest income — external customers	$30,816	0	0	30,816
Non-interest income — external customers	8,990	0	0	8,990
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	186	6,220	(6,406)	0
Interest expense	7,143	0	(4)	7,139
Amortization of mortgage servicing rights, net	732	0	0	732
Other non-interest expense	23,345	779	(186)	23,938
Income tax expense	0	132	0	132
Net income	6,228	5,313	(6,220)	5,321
Total assets	653,315	64,135	(64,123)	653,327
At or for the year ended December 31, 2011:
Interest income — external customers	$39,541	0	0	39,541
Non-interest income — external customers	6,863	0	0	6,863
Gain on limited partnerships	6	0	0	6
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	186	(10,519)	10,333	0
Interest expense	11,139	0	(4)	11,135
Amortization of mortgage servicing rights, net	562	0	0	562
Other non-interest expense	28,127	1,049	(186)	28,990
Net loss	(10,510)	(11,564)	10,519	(11,555)
Total assets	790,115	59,005	(58,965)	790,155
At or for the year ended December 31, 2010:
Interest income — external customers	$48,270	0	0	48,270
Non-interest income — external customers	7,302	0	0	7,302
Loss on limited partnerships	(31)	0	0	(31)
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	174	(27,833)	27,659	0
Interest expense	17,263	0	(4)	17,259
Amortization of mortgage servicing rights, net	482	0	0	482
Other non-interest expense	26,423	825	(174)	27,074
Income tax expense	5,991	332	0	6,323
Net loss	(27,825)	(28,986)	27,833	(28,978)
Total assets	880,570	70,100	(70,052)	880,618

Description of the Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Description of the Business and Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates    In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ from those estimates.

An estimate that is particularly susceptible to change relates to the determination of the allowance for loan losses. Management believes that the allowance for loan losses is appropriate to cover probable losses inherent in the portfolio at the date of the balance sheet. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions and other factors. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the allowance for loan losses. Such agencies may require additions to the allowance based on their judgment about information available to them at the time of their examination.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers highly liquid investments with original maturities of three months or less to be cash equivalents.
Securities

Securities    Securities are accounted for according to their purpose and holding period. The Company classifies its debt and equity securities in one of three categories:

Trading Securities    Securities held principally for resale in the near term are classified as trading securities and are recorded at their fair values. Unrealized gains and losses on trading securities are included in other income.

Securities Held to Maturity    Securities that the Company has the positive intent and ability to hold to maturity are reported at cost and adjusted for premiums and discounts that are recognized in interest income using the interest method over the period to maturity. Unrealized losses on securities held to maturity reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Securities Available for Sale    Securities available for sale consist of securities not classified as trading securities or as securities held to maturity. They include securities that management intends to use as part of its asset/liability strategy or that may be sold in response to changes in interest rates, changes in prepayment risk, or similar factors. Unrealized gains and losses, net of income taxes, are reported as a separate component of stockholders’ equity until realized. Gains and losses on the sale of securities available for sale are determined using the specific identification method and recognized on the trade date. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. Unrealized losses on securities available for sale reflecting a decline in value judged to be other than temporary are charged to income and a new cost basis is established.

Management monitors the investment security portfolio for impairment on an individual security basis and has a process in place to identify securities that could potentially have a credit impairment that is other than temporary. This process involves analyzing the length of time and extent to which the fair value has been less than the amortized cost basis, the market liquidity for the security, the financial condition and near-term prospects of the issuer, expected cash flows, and the Company’s intent and ability to hold the investment for a period of time sufficient to recover the temporary loss, including determining whether it is more-likely-than-not that the Company will be required to sell the security prior to recovery. To the extent it is determined that a security is deemed to be other-than-temporarily impaired, an impairment loss is recognized.

Loans Held for Sale

Loans Held for Sale    Mortgage loans originated or purchased which are intended for sale in the secondary market are carried at the lower of cost or estimated market value in the aggregate. Net fees and costs associated with acquiring or originating loans held for sale are deferred and included in the basis of the loan in determining the gain or loss on the sale of the loans. Gains on the sale of loans are recognized on the settlement date. Net unrealized losses are recognized through a valuation allowance by charges to income.

Loans Receivable, net

Loans Receivable, net    Loans receivable, net are carried at amortized cost. Loan origination fees received, net of certain loan origination costs, are deferred as an adjustment to the carrying value of the related loans, and are amortized into income using the interest method over the estimated life of the loans.

Premiums and discounts on purchased loans are amortized into interest income using the interest method over the period to contractual maturity, adjusted for estimated prepayments.

The allowance for loan losses is maintained at an amount considered to be appropriate by management to provide for probable losses inherent in the loan portfolio as of the balance sheet dates. The allowance for loan losses is based on a quarterly analysis of the loan portfolio. In this analysis, management considers factors including, but not limited to, specific occurrences which include loan impairment, changes in the size of the portfolios, general economic conditions, demand for single family homes, demand for commercial real estate and building lots, loan portfolio composition and historical loss experience. In connection with the determination of the allowance for loan losses, management obtains independent appraisals for significant properties or other collateral securing delinquent loans. The allowance for loan losses is established for known problem loans, as well as for loans which are not currently known to require an allowance. Loans are charged off to the extent they are deemed to be uncollectible. The appropriateness of the allowance for loan losses is dependent upon management’s estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. The estimates are reviewed periodically and adjustments, if any, are recorded in the provision for loan losses in the periods in which the adjustments become known.

Interest income is recognized on an accrual basis except when collectability is in doubt. When loans are placed on a non-accrual basis, generally when the loan is 90 days past due, previously accrued but unpaid interest is reversed from income. If the ultimate collectability of a loan is in doubt and the loan is placed in nonaccrual status, the cost recovery method is used and cash collected is applied to first reduce the principal outstanding. Generally, the Company returns a loan to accrual status when all delinquent interest and principal becomes current under the terms of the loan agreement and collectability of remaining principal and interest is no longer doubtful.

All impaired loans are valued at the present value of expected future cash flows discounted at the loan’s initial effective interest rate. The fair value of the collateral of an impaired collateral-dependent loan or an observable market price, if one exists, may be used as an alternative to discounting. If the value of the impaired loan is less than the recorded investment in the loan, the impaired amount is charged off. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans include all loans which are on non-accrual, delinquent as to principal and interest for 90 days or greater or restructured in a troubled debt restructuring involving a modification of terms. All non-accruing loans are reviewed for impairment on an individual basis.

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of the loan balances. The Company evaluates all loan modifications and if the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan that the Company would not otherwise consider, the modified loan is considered a troubled debt restructuring (TDR) and classified as an impaired loan. If the TDR loan was performing (accruing) prior to the modification, it typically will remain accruing after the modification as long as it continues to perform according to the modified terms. If the TDR loan was non-performing (non-accruing) prior to the modification, it will remain non-accruing after the modification for a minimum of six months. If the loan performs according to the modified terms for a minimum of six months, it typically will be returned to accruing status. In general, there are two conditions in which a TDR loan is no longer considered to be a TDR and potentially not classified as impaired. The first condition is whether the loan is refinanced with terms that reflect normal terms for the type of credit involved. The second condition is whether the loan is repaid or charged off.

Mortgage Servicing Rights

Mortgage Servicing Rights    Mortgage servicing rights are capitalized at fair value and amortized in proportion to, and over the period of, estimated net servicing income. The Company evaluates its capitalized mortgage servicing rights for impairment each quarter. Loan type and note rate are the predominant risk characteristics of the underlying loans used to stratify capitalized mortgage servicing rights for purposes of measuring impairment. Any impairment is recognized through a valuation allowance.

Real Estate, net

Real Estate, net    Real estate acquired through loan foreclosure is initially recorded at the lower of the related loan balance or the fair value less estimated selling costs. Valuations are reviewed quarterly by management and an allowance for losses is established if the carrying value of a property exceeds its fair value less estimated selling costs.

Premises and Equipment

Premises and Equipment    Land is carried at cost. Office buildings, improvements, furniture and equipment are carried at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over estimated useful lives of 5 to 40 years for office buildings and improvements and 3 to 10 years for furniture and equipment.

Assets and Deposits Held for Sale

Assets and Deposits Held for Sale    In the fourth quarter of 2011, the Bank entered into a definitive purchase and assumption agreement to sell certain assets and the deposits of its Toledo, Iowa branch. Until the consummation of the sale, which was completed in the first quarter of 2012, these assets and deposits were reported as held for sale and carried at the lower of their cost basis or estimated fair market value.

Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of

Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of    The Company reviews long-lived assets and certain identifiable intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Stock Based Compensation	Stock Based Compensation The Company recognizes the grant-date fair value of stock option and restricted stock awards issued as compensation expense, amortized over the vesting period.
Employee Stock Ownership Plan (ESOP)

Employee Stock Ownership Plan (ESOP)    The Company has an ESOP that borrowed funds from the Company and purchased shares of HMN common stock. The Company makes quarterly principal and interest payments on the ESOP loan. As the debt is repaid, ESOP shares that were pledged as collateral for the debt are released from collateral and allocated to eligible employees based on the proportion of debt service paid in the year. The Company accounts for its ESOP in accordance with ASC 718, Employers’ Accounting for Employee Stock Ownership Plans. Accordingly, the shares pledged as collateral are reported as unearned ESOP shares in stockholders’ equity. As shares are determined to be ratably released from collateral, the Company reports compensation expense equal to the current market price of the shares, and the shares become outstanding for earnings per share computations.

Income Taxes

Income Taxes    Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is required to be recognized if it is “more likely than not” that the deferred tax asset will not be realized. The determination of the realizability of the deferred tax asset is subjective and dependent upon judgment concerning management’s evaluation of both positive and negative evidence regarding the ultimate realizability of deferred tax assets.

Preferred Stock Dividends and Discount

Preferred Stock Dividends and Discount    The proceeds received from the preferred stock and warrant issued to the U.S. Treasury were allocated between the preferred stock and the warrant based on their relative fair values at the time of issuance in accordance with the requirements of ASC 470, Accounting for Convertible Debt Issued with Stock Purchase Warrants. Because of the increasing rate dividend feature of the preferred shares, the discount on the warrant is amortized using the constant effective yield method over the five year period preceding the scheduled rate increase on the preferred stock in accordance with the requirements of ASC 505.

Earnings (Loss) per Share

Earnings (Loss) per Share    Basic earnings (loss) per common share excludes dilution and is computed by dividing the income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings (loss) per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that shared in the earnings of the entity. Options and restricted stock awards are excluded from the earnings (loss) per share calculation when a net loss is incurred as their inclusion in the calculation would be anti-dilutive and result in a lower loss per common share.

Comprehensive Income (Loss)

Comprehensive Income (Loss)    Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events from nonowner sources. Comprehensive income (loss) is the total of net income (loss) and other comprehensive income (loss), which for the Company is comprised of unrealized gains and losses on securities available for sale.

Segment Information

Segment Information    The amount of each segment item reported is the measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segment and assessing its performance. Adjustments and eliminations made in preparing an enterprise’s general-purpose financial statements and allocations of revenues, expenses and gains or losses are included in determining reported segment profit or loss if they are included in the measure of the segment’s profit or loss that is used by the chief operating decision maker. Similarly, only those assets that are included in the measure of the segment’s assets that are used by the chief operating decision maker are reported for that segment.

New Accounting Pronouncements

New Accounting Pronouncements    In April 2011, the FASB issued ASU 2011-03, Transfers and Servicing (Topic 860), Reconsideration of Effective Control for Repurchase Agreements. Topic 860, Transfers and Servicing, which prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination is based, in part, on whether the entity has maintained effective control over the transferred assets. The amendments in this ASU removed from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. Other criteria applicable to the assessment of effective control are not changed by the amendments in this ASU. This ASU was effective for the first interim or annual period beginning on or after December 15, 2011 and was applied prospectively to transactions or modification of existing transactions that occur on or after the effective date. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this ASU change the wording used to describe the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements in order to improve consistency in wording between U.S. GAAP and IFRS. This ASU was effective for interim or annual period beginning on or after December 15, 2011. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the disclosures relating to fair value measurements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220), Presentation of Comprehensive Income. Previously, U.S. GAAP allowed reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. The first two options were to present this information in a single continuous statement of comprehensive income or in two separate but consecutive statements. The third option, which was used by the Company, was to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This ASU eliminated the third option and therefore the Company had to adopt one of the two remaining methods for presentation. This ASU was effective for fiscal years, and interim periods beginning after December 15, 2011. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the presentation of other comprehensive income as discussed above.

In September 2011, the FASB issued ASU 2011-09, Compensation — Retirement Benefits — Multiemployer Plans (Subtopic 715-80). The amendments in this ASU required additional disclosures about an employer’s participation in a multiemployer plan. For public entities, such as HMN, this ASU was effective for annual periods for fiscal years ending after December 15, 2011. The adoption of this ASU in the fourth quarter of 2011 did not have a material impact on the Company’s consolidated financial statements. The presentation of the additional disclosures relating to the multiemployer retirement plan (sponsored by the Financial Institutions Retirement Fund (FIRF)) in which the Company participates is included in Note 13 of this report.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210). The objective of this ASU is to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of rights of setoff associated with an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this ASU. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this ASU in the first quarter of 2013 is not expected to have any impact on the Company’s consolidated financial statements as it had no outstanding rights of setoff.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220). The amendments in this ASU supersede certain pending paragraphs in ASU 2011-5, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. All other requirements in ASU 2011-05 are not affected by this ASU, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The amendments will be temporary to allow the Board time to redeliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements for public, private, and non-profit entities. The adoption of this ASU in the first quarter of 2012 did not have a material impact on the Company’s consolidated financial statements other than to change the presentation of other comprehensive income as discussed above.

In December 2012, the FASB issued for public comment its proposal to improve financial reporting about expected credit losses on loans and other financial assets held by banks, financial institutions and other public and private organizations. The proposed ASU, Financial Instruments — Credit Losses, proposes a new accounting model intended to require more timely recognition of credit losses, while also providing additional transparency about credit risk. Stakeholders have been asked to review and provide comments to the FASB on the proposal by April 30, 2013.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210). The objective of this ASU is to clarify that the scope of ASU 2011-11, Balance Sheet (Topic 210), applies to derivatives including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or are subject to a master netting arrangement or similar agreement. This ASU is the final version of proposed ASU 2011-11, Balance Sheet (Topic 210) which has been deleted. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this ASU in the first quarter of 2013 is not anticipated to have any impact on the Company’s consolidated financial statements as it currently has no outstanding rights of setoff.

In February 2013, the FASB issued ASU 2013-02, Other Comprehensive Income (Topic 220). The amendments in the ASU supersede and replace the presentation requirements of reclassifications out of accumulated other comprehensive income in ASU’s 2011-05 (issued in June 2011) and 2011-12 (issued in December 2011) for all public and private organizations. The amendments require an entity to provide additional information about reclassifications out of accumulated other comprehensive income. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this ASU in the first quarter of 2013 is not anticipated to have a material impact on the Company’s consolidated financial statements.

Derivative Financial Instruments

Derivative Financial Instruments    The Company uses derivative financial instruments in order to manage the interest rate risk on residential loans held for sale and its commitments to extend credit for residential loans. The Company may also from time to time use interest rate swaps to manage interest rate risk. Derivative financial instruments include commitments to extend credit and forward mortgage loan sales commitments.

Derivative Instruments and Hedging Activities

The Company originates and purchases single-family residential loans for sale into the secondary market and enters into commitments to sell or securitize those loans in order to mitigate the interest rate risk associated with holding the loans until they are sold. The Company accounts for its commitments in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities.

The Company had commitments outstanding to extend credit to future borrowers that had not closed prior to the end of the year, which is referred to as its mortgage pipeline. As commitments to originate loans enter the mortgage pipeline, the Company generally enters into commitments to sell the loans into the secondary market. The commitments to originate and sell loans are derivatives that are recorded at fair value. As a result of marking these derivatives to fair value for the period ended December 31, 2012, the Company recorded an increase in other liabilities of $3,000, a decrease in other assets of $2,000 and a net loss on the sales of loans of $5,000.

As of December 31, 2012, the current commitments to sell loans held for sale are derivatives that do not qualify for hedge accounting. The loans held for sale that are not hedged are recorded at the lower of cost or market. As a result of marking these loans, the Company recorded no increase/decrease in loans held for sale and in other assets, a decrease in other liabilities of $58,000, and a net gain on the sales of loans $58,000.

Fair Value Measurements

ASC 820, Fair Value Measurements, establishes a framework for measuring the fair value of assets and liabilities using a hierarchy system consisting of three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets that the Company has the ability to access.

Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market.

Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market and are used only to the extent that observable inputs are not available. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Fair Values of Financial Instruments

ASC 825, Disclosures about Fair Values of Financial Instruments, requires disclosure of estimated fair values of the Company’s financial instruments, including assets, liabilities and off-balance sheet items for which it is practicable to estimate fair value. The fair value estimates are made as of December 31, 2012 and 2011 based upon relevant market information, if available, and upon the characteristics of the financial instruments themselves. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based upon judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. The estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based only on existing financial instruments without attempting to estimate the value of anticipated future business or the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on the fair value estimates and have not been considered in any of the estimates.

The estimated fair value of the Company’s financial instruments are shown below. Following the table, there is an explanation of the methods and assumptions used to estimate the fair value of each class of financial instruments.

Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Loss and Stockholders' Equity [Abstract]
Components of other comprehensive loss and the related tax effects

	For the years ended December 31,
	2012			2011			2010
(Dollars in thousands) Securities available for sale:	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax	Before Tax	Tax Effect	Net of Tax
Gross unrealized losses arising during the period	$(520)	0	(520)	(70)	0	(70)	(1,142)	(453)	(689)
Less reclassification of net gains included in net income (loss)	0	0	0	0	0	0	0	0	0

Net unrealized losses arising during the period	(520)	0	(520)	(70)	0	(70)	(1,142)	(453)	(689)

Other comprehensive loss	$(520)	0	(520)	(70)	0	(70)	(1,142)	(453)	(689)

Securities Available For Sale (Tables)	12 Months Ended
Dec. 31, 2012
Securities Available for Sale [Abstract]
Summary of securities available for sale

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Mortgage-backed securities:
FHLMC	$5,669	294	0	5,963
FNMA	4,076	301	0	4,377
Collateralized mortgage obligations:
FNMA	80	1	0	81

	9,825	596	0	10,421

Other marketable securities:
U.S. Government agency obligations	75,059	170	(4)	75,225
Corporate preferred stock	700	0	(455)	245

	75,759	170	(459)	75,470

	$85,584	766	(459)	85,891

December 31, 2011
Mortgage-backed securities:
FHLMC	$11,310	553	0	11,863
FNMA	7,670	499	0	8,169
Collateralized mortgage obligations:
FHLMC	335	4	0	339
FNMA	271	3	0	274

	19,586	1,059	0	20,645

Other marketable securities:
U.S. Government agency obligations	105,000	294	0	105,294
Corporate preferred stock	700	0	(525)	175

	105,700	294	(525)	105,469

	$125,286	1,353	(525)	126,114

Summary of contractual maturity adjusted for scheduled repayments of principal and projected prepayments

(Dollars in thousands)	Amortized Cost	Fair Value
Due less than one year	$65,519	66,007
Due after one year through five years	19,279	19,548
Due after five years through ten years	86	91
Due after ten years	700	245

Total	$85,584	85,891

Summary of unrealized losses and fair value for the securities available for sale

	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2012
Other marketable securities:
U.S. Government agency obligations	1	$4,996	(4)	0	$0	0	$4,996	(4)
Corporate preferred stock	0	0	0	1	245	(455)	245	(455)

Total temporarily impaired securities	1	$4,996	(4)	1	$245	(455)	$5,241	(459)

December 31, 2011
Other marketable securities:
Corporate preferred stock	0	0	0	1	175	(525)	175	(525)

Total temporarily impaired securities	0	$0	0	1	$175	(525)	$175	(525)

Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Loans Receivable, Net [Abstract]
Summary of loans receivable

(Dollars in thousands)	2012	2011
Residential real estate loans:
1-4 family conventional	$96,512	118,524
1-4 family FHA	479	494
1-4 family VA	46	48

	97,037	119,066

Commercial real estate:
Lodging	31,020	31,905
Retail/office	66,159	80,436
Nursing home/health care	22,205	6,455
Land developments	36,691	45,197
Golf courses	7,193	8,326
Restaurant/bar/café	3,057	3,102
Alternative fuel plants	13,911	18,882
Warehouse	7,570	16,555
Construction:
1-4 family builder	6,659	4,926
Multi family	3,811	1,156
Commercial real estate	1,960	4,840
Manufacturing	11,196	8,557
Churches/community service	3,731	6,058
Multi family	11,756	35,517
Other	17,988	18,002

	244,907	289,914

Consumer:
Autos	623	404
Home equity line	36,521	41,429
Home equity	11,390	13,426
Consumer — secured	1,184	1,409
Land/lot loans	2,246	2,723
Savings	220	576
Mobile home	449	657
Consumer — unsecured	1,342	1,537

	53,975	62,161

Commercial business	79,854	109,259

Total loans	475,773	580,400
Less:
Unamortized discounts	33	93
Net deferred loan fees	87	511
Allowance for loan losses	21,608	23,888

Total loans receivable, net	$454,045	555,908

Commitments to originate or purchase loans	$5,392	5,925
Commitments to deliver loans to secondary market	$7,046	7,263
Weighted average contractual rate of loans in portfolio	5.01%	5.52%

Single-family and multi-family residential loans

	2012		2011
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$4,503	4.6%	$4,664	3.9%
Minnesota	88,364	91.1	109,632	92.1
Wisconsin	2,319	2.4	2,130	1.8
Other states	1,851	1.9	2,640	2.2

Total	$97,037	100.0%	$119,066	100.0%

Commercial real estate loans

	2012		2011
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
California	$253	0.1%	$4,943	1.7%
Florida	4,458	1.8	2,792	1.0
Idaho	4,348	1.8	4,423	1.5
Indiana	6,461	2.7	7,206	2.5
Iowa	2,732	1.1	6,139	2.1
Kansas	1,014	0.4	1,036	0.4
Minnesota	209,935	85.7	244,798	84.4
North Carolina	7,161	2.9	7,075	2.4
Utah	0	0.0	1,324	0.5
Wisconsin	8,091	3.3	8,413	2.9
Other states	454	0.2	1,765	0.6

Total	$244,907	100.0%	$289,914	100.0%

Allowance for Loan Losses and Credit Quality Information (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses and Credit Quality Information [Abstract]
Summary of allowance for loan losses

(Dollars in thousands)	1-4 Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2009	$1,000	14,329	1,278	7,205	23,812
Provision for losses	1,399	16,692	481	14,809	33,381
Charge-offs	(254)	(7,095)	(907)	(7,006)	(15,262)
Recoveries	0	664	72	161	897

Balance, December 31, 2010	2,145	24,590	924	15,169	42,828

Provision for losses	2,081	11,785	482	2,930	17,278
Charge-offs	(508)	(23,012)	(270)	(15,512)	(39,302)
Recoveries	0	259	23	2,802	3,084

Balance, December 31, 2011	3,718	13,622	1,159	5,389	23,888

Provision for losses	(834)	3,864	686	(1,172)	2,544
Charge-offs	(63)	(5,719)	(1,071)	(2,464)	(9,317)
Recoveries	0	1,821	372	2,300	4,493

Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Allocated to:
Specific reserves	$1,086	3,559	367	1,621	6,633
General reserves	2,632	10,063	792	3,768	17,255

Balance, December 31, 2011	$3,718	13,622	1,159	5,389	23,888

Allocated to:
Specific reserves	$571	2,591	537	1,114	4,813
General reserves	2,250	10,997	609	2,939	16,795

Balance, December 31, 2012	$2,821	13,588	1,146	4,053	21,608

Loans receivable at December 31, 2011:
Individually reviewed for impairment	$6,241	30,495	1,205	6,855	44,796
Collectively reviewed for impairment	112,825	259,419	60,956	102,404	535,604

Ending balance	$119,066	289,914	62,161	109,259	580,400

Loans receivable at December 31, 2012:
Individually reviewed for impairment	$4,687	28,195	1,823	2,395	37,100
Collectively reviewed for impairment	92,350	216,712	52,152	77,459	438,673

Ending balance	$97,037	244,907	53,975	79,854	475,773

Summary of classified and unclassified loans amount

	December 31, 2012
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$1,004	13,915	33	0	14,952	82,085	97,037
Commercial real estate:
Residential developments	744	36,210	0	0	36,954	9,389	46,343
Alternative fuels	0	11,041	0	0	11,041	2,870	13,911
Other	17,170	19,324	0	0	36,494	148,159	184,653

Consumer	0	1,543	123	157	1,823	52,152	53,975
Commercial business:
Construction/development	0	140	0	0	140	402	542
Banking	0	958	0	0	958	0	958
Other	1,224	11,850	134	0	13,208	65,146	78,354

	$20,142	94,981	290	157	115,570	360,203	475,773

	December 31, 2011
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
1-4 family	$8,870	11,129	738	0	20,737	98,329	119,066
Commercial real estate:
Residential developments	444	39,709	1,113	0	41,266	11,480	52,746
Alternative fuels	0	0	0	0	0	18,882	18,882
Other	5,789	19,607	0	0	25,396	192,890	218,286

Consumer	0	857	224	124	1,205	60,956	62,161
Commercial business:
Construction/development	0	2,722	0	0	2,722	2,064	4,786
Banking	0	3,750	1,149	0	4,899	0	4,899
Other	3,203	8,056	0	0	11,259	88,315	99,574

	$18,306	85,830	3,224	124	107,484	472,916	580,400

Aging of past due loans

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
2012
1-4 family	$1,172	240	0	1,412	95,625	97,037	0
Commercial real estate:
Residential developments	0	0	0	0	46,343	46,343	0
Alternative fuels	0	0	0	0	13,911	13,911	0
Other	49	0	289	338	184,315	184,653	0

Consumer	591	80	0	671	53,304	53,975	0
Commercial business:
Construction/development	45	0	0	45	497	542	0
Banking	0	0	0	0	958	958	0
Other	1,441	106	7,546	9,093	69,261	78,354	7,423

	$3,298	426	7,835	11,559	464,214	475,773	7,423

2011
1-4 family	$1,876	305	1,297	3,478	115,588	119,066	0
Commercial real estate:
Residential developments	107	290	8,211	8,608	44,138	52,746	0
Alternative fuels	0	0	0	0	18,882	18,882	0
Other	350	79	5,184	5,613	212,673	218,286	0

Consumer	658	374	387	1,419	60,742	62,161	0
Commercial business:
Construction/development	286	0	0	286	4,500	4,786	0
Banking	0	0	1,149	1,149	3,750	4,899	0
Other	351	112	2,877	3,340	96,234	99,574	0

	$3,628	1,160	19,105	23,893	556,507	580,400	0

Impaired loans and related allowances

	December 31, 2012
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$1,617	1,617	0	2,973	66
Commercial real estate:
Residential developments	10,714	15,530	0	10,744	386
Alternative fuels	0	0	0	0	0
Other	640	640	0	2,669	22
Consumer	393	400	0	390	26
Commercial business:
Construction/development	37	692	0	120	0
Banking	0	0	0	460	0
Other	99	880	0	908	0

Loans with an allowance recorded:
1-4 family	3,070	3,114	571	3,638	61
Commercial real estate:
Residential developments	14,061	16,545	1,669	14,514	242
Alternative fuels	0	0	0	0	0
Other	2,780	3,133	921	3,973	10
Consumer	1,430	1,430	537	1,301	85
Commercial business:
Construction/development	0	0	0	66	0
Banking	0	0	0	0	0
Other	2,259	3,010	1,115	3,594	48

Total:
1-4 family	4,687	4,731	571	6,611	127
Commercial real estate:
Residential developments	24,775	32,075	1,669	25,258	628
Alternative fuels	0	0	0	0	0
Other	3,420	3,773	921	6,642	32
Consumer	1,823	1,830	537	1,691	111
Commercial business:
Construction/development	37	692	0	186	0
Banking	0	0	0	460	0
Other	2,358	3,890	1,115	4,502	48

	$37,100	46,991	4,813	45,350	946

	December 31, 2011
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
1-4 family	$2,651	2,972	0	1,611	91
Commercial real estate:
Residential developments	6,900	9,855	0	6,679	94
Alternative fuels	0	0	0	906	0
Other	3,745	4,381	0	1,174	144
Consumer	489	489	0	216	21
Commercial business:
Construction/development	340	2,311	0	294	0
Banking	1,149	3,248	0	854	0
Other	598	1,607	0	878	19

Loans with an allowance recorded:
1-4 family	3,590	3,590	1,086	4,212	157
Commercial real estate:
Residential developments	13,889	14,017	2,546	17,514	373
Alternative fuels	0	0	0	1,998	0
Other	5,961	8,272	1,013	6,408	97
Consumer	716	716	367	403	54
Commercial business:
Construction/development	0	0	0	2,443	0
Banking	0	0	0	3,424	0
Other	4,768	7,145	1,621	9,740	45

Total:
1-4 family	6,241	6,562	1,086	5,823	248
Commercial real estate:
Residential developments	20,789	23,872	2,546	24,193	467
Alternative fuels	0	0	0	2,904	0
Other	9,706	12,653	1,013	7,582	241
Consumer	1,205	1,205	367	619	75
Commercial business:
Construction/development	340	2,311	0	2,737	0
Banking	1,149	3,248	0	4,278	0
Other	5,366	8,752	1,621	10,618	64

	$44,796	58,603	6,633	58,754	1,095

Summary of non-accrual loans

(Dollars in thousands)	2012	2011
1-4 family	$2,492	4,435
Commercial real estate:
Residential developments	23,652	13,412
Other	1,891	9,246
Consumer	300	699
Commercial business:
Construction/development	37	340
Banking	0	1,149
Other	1,603	4,712

	$29,975	33,993

Summary of troubled debt restructurings

(Dollars in thousands)	2012	2011
1-4 family	$3,600	3,805
Commercial real estate:
Residential developments	22,843	14,460
Other	3,032	5,598
Consumer	1,814	578
Commercial business:
Construction/development	88	385
Other	1,678	4,378

	$33,055	29,204

Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification

	Year ended December 31, 2012			Year ended December 31, 2011
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
1-4 family	33	$3,991	3,979	17	$4,567	4,246
Commercial real estate:
Residential developments	11	16,280	12,585	11	8,118	7,908
Other	6	2,814	2,586	9	7,473	6,432
Consumer	28	1,715	1,729	17	626	598
Commercial business:
Construction /development	1	92	0	3	2,361	1,096
Other	6	786	786	21	10,316	8,849

Total	85	$25,678	21,665	78	$33,461	29,129

Loans that were restructured and defaulted within the 12 months

	Year ended December 31, 2012		Year ended December 31, 2011
(Dollars in thousands)	Number of Contracts	Outstanding Recorded Investment	Number of Contracts	Outstanding Recorded Investment
Troubled debt restructurings that subsequently defaulted:
1-4 family	0	$0	1	$250
Commercial real estate:
Residential developments	0	0	5	4,501
Other	2	159	3	4,465
Consumer	0	0	1	4
Commercial business:
Other	3	301	3	506

Total	5	$460	13	$9,726

Accrued Interest Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Interest Receivable [Abstract]
Summary of accrued interest receivable

(Dollars in thousands)	2012	2011
Securities available for sale	$332	553
Loans receivable	1,686	1,896

	$2,018	2,449

Mortgage Servicing Rights, Net (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Servicing Rights, Net [Abstract]
Summary of mortgage servicing activity

(Dollars in thousands)	2012	2011
Mortgage servicing rights:
Balance, beginning of year	$1,485	1,586
Originations	979	461
Amortization	(732)	(562)

Balance, end of year	1,732	1,485

Valuation reserve	0	0

Mortgage servicing rights, net	$1,732	1,485

Fair value of mortgage servicing rights	$2,126	1,878

Summary of the risk characteristics of the loans being serviced

(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term 30 year fixed rate	$201,486	4.58%	302	1,727
Original term 15 year fixed rate	118,951	3.66	145	1,408
Adjustable rate	319	3.52	302	6

Gross carrying amount of mortgage servicing rights and the associated accumulated amortization

(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Unamortized Intangible Assets
December 31, 2012
Mortgage servicing rights	$2,412	(680)	1,732

Total	$2,412	(680)	1,732

December 31, 2011
Mortgage servicing rights	$3,417	(1,932)	1,485

Total	$3,417	(1,932)	1,485

Estimated future amortization expense for mortgage servicing rights

(Dollars in thousands) Year ended December 31,	Mortgage Servicing Rights
2013	$396
2014	379
2015	351
2016	287
2017	183
Thereafter	136

$1,732

Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
Summary of real estate

	2012			2011
(Dollars in thousands)	Residential	Commercial & Other	Total	Residential	Commercial & Other	Total
Real estate in judgment subject to redemption	$501	1,055	1,556	49	4,227	4,276
Real estate acquired through foreclosure	1,421	6,540	7,961	2,411	10,754	13,165
Real estate acquired through deed in lieu of foreclosure	47	5,109	5,156	45	5,498	5,543
Real estate acquired in satisfaction of debt	0	79	79	0	106	106

	1,969	12,783	14,752	2,505	20,585	23,090
Allowance for losses	(374)	(3,783)	(4,157)	(556)	(5,918)	(6,474)

	$1,595	9,000	10,595	1,949	14,667	16,616

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Summary of premises and equipment

(Dollars in thousands)	2012	2011
Land	$1,978	1,978
Office buildings and improvements	8,725	8,637
Furniture and equipment	12,722	12,558

	23,425	23,173
Accumulated depreciation	(16,252)	(15,206)

	$7,173	7,967

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment [Abstract]
Deposits and their weighted average interest rates

	2012			2011
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$101,198	19.6%	0.00%	$113,188	18.3%
NOW accounts	0.02	71,472	13.9	0.06	64,783	10.4
Savings accounts	0.12	42,691	8.3	0.17	36,071	5.8
Money market accounts	0.33	111,000	21.6	0.46	108,876	17.6

		326,361	63.4		322,918	52.1

Certificates:
0-0.99%		90,103	17.5		72,768	11.7
1-1.99%		81,143	15.8		134,567	21.8
2-2.99%		15,063	2.9		65,842	10.6
3-3.99%		2,263	0.4		22,583	3.6
4-4.99%		18	0.0		1,450	0.2

Total certificates	1.08	188,590	36.6	1.60	297,210	47.9

Total deposits	0.48	$514,951	100.0%	0.87	$620,128	100.0%

Certificates maturities

(Dollars in thousands)	2012		2011
Remaining term to maturity	Amount	Weighted Average Rate	Amount	Weighted Average Rate
1-6 months	$73,451	1.10%	$100,513	1.78%
7-12 months	48,782	0.88	87,031	1.70
13-36 months	60,498	1.16	103,791	1.33
Over 36 months	5,859	1.55	5,875	2.05

	$188,590	1.08	$297,210	1.60

Interest expense on deposits

(Dollars in thousands)	2012	2011	2010
NOW accounts	$35	57	110
Savings accounts	67	57	45
Money market accounts	447	746	1,341
Certificates	3,192	5,987	9,785

	$3,741	6,847	11,281

Federal Home Loan Bank Advances and Federal Reserve Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances and Federal Reserve Borrowings [Abstract]
Fixed and variable rate Federal Home Loan Bank advances and Federal Reserve borrowings

(Dollars in thousands)	2012		2011
Year of Maturity	Amount	Rate	Amount	Rate
2013	$70,000	4.77%	$70,000	4.77%
Lines of Credit – Federal Reserve/Federal Home Loan Bank	0	0.00	0	0.00

	$70,000	4.77	$70,000	4.77

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Tax Expense

(Dollars in thousands)	2012	2011	2010
Current:
Federal	$108	0	(3,956)
State	24	0	(1,764)

Total current	132	0	(5,720)

Deferred:
Federal	1,598	(4,010)	(2,773)
State	280	(873)	(1,781)

Total deferred	1,878	(4,883)	(4,554)

Change in valuation allowance	(1,878)	4,883	16,597

Income tax expense	$132	0	6,323

The difference between expected income tax benefit and the actual income tax expense

(Dollars in thousands)	2012	2011	2010
Expected federal income tax expense (benefit)	$1,854	(3,929)	(7,703)
Items affecting federal income tax:
State income taxes, net of federal income tax expense (benefit)	327	(645)	(2,474)
Tax exempt interest	(86)	(123)	(133)
Increase (decrease) in valuation allowance	(1,878)	4,883	16,597
Other, net	(85)	(186)	36

Income tax expense	$132	0	6,323

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities

(Dollars in thousands)	2012	2011
Deferred tax assets:
Allowances for loan and real estate losses	$10,523	12,401
Deferred compensation costs	315	322
Deferred ESOP loan asset	717	702
Restricted stock expense	99	130
Nonaccruing loan interest	800	416
Federal net operating loss carry forward	5,113	5,936
State net operating loss carry forward	3,219	3,301
Capitalized other real estate owned expenses	194	0
Other	166	162

Total gross deferred tax assets	21,146	23,370
Deferred tax liabilities:
Net unrealized gain on securities available for sale	123	328
Deferred loan fees and costs	312	317
Premises and equipment basis difference	155	407
Originated mortgage servicing rights	707	607
Other	247	231

Total gross deferred tax liabilities	1,544	1,890

Net deferred tax assets	19,602	21,480
Valuation allowance	(19,602)	(21,480)

Deferred tax assets, net of valuation allowance	$0	0

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
Contributions paid by the Bank

(Dollars in thousands)
2012			2011		2010
Date Paid	Amount		Date Paid	Amount	Date Paid	Amount
1/09/2012	$234	**
10/12/2012	38
12/31/2012	134		10/14/2011	$57	12/30/2010	$237

Total	$406			$57		$237

** - An additional contribution of $234,000 was accrued at December 31, 2011 and paid in the first quarter of 2012.

Summary of the ESOP share allocation

	2012	2011	2010
Shares allocated to participants beginning of the year	339,991	335,453	333,678
Shares allocated to participants	24,378	24,317	24,317
Shares purchased	2,353	42	38
Shares distributed to participants	(16,183)	(19,821)	(22,580)

Shares allocated to participants end of year	350,539	339,991	335,453

Unreleased shares beginning of the year	401,452	425,769	450,086
Shares released during year	(24,378)	(24,317)	(24,317)

Unreleased shares end of year	377,074	401,452	425,769

Total ESOP shares end of year	727,613	741,443	761,222

Fair value of unreleased shares at December 31	$1,308,447	778,817	1,196,411

Summary of activities under all plans

					Unvested options
	Shares available for grant	Restricted shares outstanding	Options outstanding	Award value/ weighted average exercise price	Number	Weighted average grant date fair value	Vesting Period
1995 Plan
December 31, 2009	0	0	40,500	$13.10	0	$0
Forfeited/expired	0	0	(25,500)	11.25	0	0

December 31, 2010	0	0	15,000	16.25	0	0
Forfeited/expired	0	0	0	0	0	0

December 31, 2011	0	0	15,000	16.25	0	0
Forfeited/expired	0	0	(15,000)	16.25	0	0

December 31, 2012	0	0	0	0	0	0

2001 Plan
December 31, 2009	0	14,515	145,371	19.91	102,831	1.49
Forfeited/expired	0	0	(5,921)	16.13	(5,921)	1.43
Forfeited/expired	0	(170)	0	0	0	0
Vested	0	(8,904)	0	0	(3,102)	3.52

December 31, 2010	0	5,441	139,450	20.07	93,808	1.43
Vested	0	(5,441)	0	0	(21,292)	1.43

December 31, 2011	0	0	139,450	20.07	72,516	1.43
Forfeited/expired	0	0	(93,910)	16.13	0	0
Vested	0	0	0	0	(72,516)	1.43

December 31, 2012	0	0	45,540	28.21	0	0

2009 Plan
December 31, 2009	236,134	82,388	15,000	4.77	15,000	4.41
Granted January 26, 2010	(85,290)	71,075	0	N/A	0	0	3 years
Forfeited/expired	7,118	(5,790)	0	0	0	0
Forfeited/expired	5,921	0	0	0	0	0
Vested	0	(13,630)	0	0	(3,000)	4.41

December 31, 2010	163,883	134,043	15,000	4.77	12,000	4.41
Granted January 27, 2011	(93,600)	78,000	0	N/A	0	0	3 years
Forfeited/expired	538	(448)	0	0	0	0
Vested	0	(48,825)	0	0	(3,000)	4.41

December 31, 2011	70,821	162,770	15,000	4.77	9,000	4.41
Granted January 27, 2012	(43,236)	36,030	0	N/A	0	0	3 years
Forfeited	470	(392)	0	0	0	0
Forfeited/expired	93,910	0	0	0	0	0
Vested	0	(36,246)	0	0	(3,000)	4.41

December 31, 2012	121,965	162,162	15,000	4.77	6,000	0

Total all plans	121,965	162,162	60,540	$22.40	6,000	$4.41

Summarizes information about stock options outstanding

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Number Exercisable	Number Unexercisable	Unrecognized Compensation Expense	Weighted Average Years Over Which Unrecognized Compensation will be Recognized
$27.66	15,540	1.2	15,540	0	$0	N/A
26.98	15,000	1.6	15,000	0	0	N/A
30.00	15,000	2.4	15,000	0	0	N/A
4.77	15,000	6.4	9,000	6,000	4,701	1.4

	60,540		54,540	6,000	$4,701

Earnings (Loss) per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings (Loss) per Common Share [Abstract]
Summary of basic and diluted earning (loss) per share

	Year ended December 31,
(Dollars in thousands, except per share data)	2012	2011	2010
Weighted average number of common shares outstanding used in basic earnings per common share calculation	3,946,314	3,853,491	3,766,756
Net dilutive effect of :
Options	0	0	0
Restricted stock awards	84,338	0	0

Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,030,652	3,853,491	3,766,756

Net income (loss) available to common shareholders	$3,460	(13,376)	(30,762)
Basic earnings (loss) per common share	$0.88	(3.47)	(8.17)
Diluted earnings (loss) per common share	$0.86	(3.47)	(8.17)

Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment (Tables)	12 Months Ended
Dec. 31, 2012
Deposits and Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment [Abstract]
Summary of Tier I core capital, and risk-based capital to risk-weighted assets

	Actual		Required to be Adequately Capitalized		Excess Capital		To Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Percent of Assets(1)	Amount	Percent of Assets (1)	Amount	Percent of Assets(1)	Amount	Percent of Assets(1)
December 31, 2012
Tier I or core capital	$63,212	9.68%	$26,123	4.00%	$37,089	5.68%	$32,653	5.00%
Tier I risk-based capital	63,212	14.23	17,770	4.00	45,442	10.23	26,655	6.00
Risk-based capital to risk-weighted assets	68,963	15.52	35,540	8.00	33,423	7.52	44,425	10.00

December 31, 2011
Tier I or core capital	$56,314	7.14%	$31,560	4.00%	$24,754	3.14%	$39,450	5.00%
Tier I risk-based capital	56,314	9.61	23,441	4.00	32,873	5.61	35,162	6.00
Risk-based capital to risk-weighted assets	63,639	10.86	46,883	8.00	16,756	2.86	58,603	10.00

(1)	Based upon the Bank’s adjusted total assets for the purpose of the Tier I or core capital ratios and risk-weighted assets for the purpose of the risk-based capital ratio.

Financial Instruments with-Off Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-balance Sheet Risk [Abstract]
Summary of Financial Instruments with Off-Balance-Sheet Risk

	December 31, Contract Amount
(Dollars in thousands)	2012	2011
Financial instruments whose contract amount represents credit risk:
Commitments to originate, fund or purchase loans:
1-4 family mortgages	$4,462	3,554
Commercial real estate mortgages	750	2,371
Non-real estate commercial loans	180	0
Undisbursed balance of loans closed	5,445	7,209
Unused lines of credit	76,582	76,444
Letters of credit	1,910	1,535

Total commitments to extend credit	$89,329	91,113

Forward commitments	$7,046	7,263

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Fair value, assets measured on recurring basis

	Carrying Value at December 31, 2012
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$85,891	81	85,810	0
Mortgage loan commitments	(40)	0	(40)	0

Total	$85,851	81	85,770	0

	Carrying Value at December 31, 2011
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Securities available for sale	$126,114	613	125,501	0
Mortgage loan commitments	(94)	0	(94)	0

Total	$126,020	613	125,407	0

Assets measured at fair value on a nonrecurring basis

	Carrying Value at December 31, 2012				Year Ended December 31, 2012 Total gains (losses)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Loans held for sale	$2,584	0	2,584	0	15
Mortgage servicing rights	1,732	0	1,732	0	0
Loans (1)	32,287	0	32,287	0	(2,307)
Real estate, net (2)	10,595	0	10,595	0	(569)

Total	$47,198	0	47,198	0	(2,861)

	Carrying Value at December 31, 2011				Year Ended December 31, 2011 Total gains (losses)
(Dollars in thousands)	Total	Level 1	Level 2	Level 3
Loans held for sale	$3,709	0	3,709	0	129
Mortgage servicing rights	1,485	0	1,485	0	0
Loans (1)	38,162	0	38,162	0	(4,167)
Real estate, net (2)	16,616	0	16,616	0	(2,690)
Assets held for sale	1,583	0	1,583	0	0
Deposits held for sale	36,048	0	36,048	0	0

Total	$97,603	0	97,603	0	(6,728)

(1)	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
(2)	Represents the fair value and related losses of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Estimated fair value of the Company's financial instruments
	December 31, 2012						December 31, 2011
	Carrying amount	Estimated fair value	Fair value hierarchy			Contract amount	Carrying amount	Estimated fair value	Contract amount
(Dollars in thousands)			Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$83,660	83,660	83,660				67,840	67,840
Securities available for sale	85,891	85,891	81	85,810			126,114	126,114
Loans held for sale	2,584	2,584		2,584			3,709	3,709
Loans receivable, net	454,045	459,177		459,177			555,908	566,266
Federal Home Loan Bank stock	4,063	4,063		4,063			4,222	4,222
Accrued interest receivable	2,018	2,018		2,018			2,449	2,449
Assets held for sale	0	0		0			1,583	1,605
Financial liabilities:
Deposits	514,951	514,951		514,951			620,128	620,128
Deposits held for sale	0	0					36,048	36,048
Federal Home Loan Bank advances	70,000	71,623		71,623			70,000	74,433
Accrued interest payable	247	247		247			780	780
Off-balance sheet financial instruments:
Commitments to extend credit	27	27				84,877	29	29	91,113
Commitments to sell loans	(40)	(40)				7,046	(94)	(94)	7,263

HMN Financial, Inc. Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2012
HMN Financial, Inc. Financial Information (Parent Company Only) [Abstract]
Condensed financial statements for the parent company

(Dollars in thousands)	2012	2011	2010
Condensed Balance Sheets
Assets:
Cash and cash equivalents	$154	94
Investment in subsidiaries	63,165	57,465
Loans receivable, net	800	1,400
Prepaid expenses and other assets	14	35
Deferred tax asset, net	0	0

Total assets	$64,133	58,994

Liabilities and Stockholders’ Equity:
Accrued expenses and other liabilities	$3,299	1,933

Total liabilities	3,299	1,933

Serial preferred stock	25,336	24,780
Common stock	91	91
Additional paid-in capital	51,795	53,462
Retained earnings	47,004	42,983
Net unrealized gains (losses) on securities available for sale	(49)	471
Unearned employee stock ownership plan shares	(2,997)	(3,191)
Treasury stock, at cost, 4,705,073 and 4,740,711 shares	(60,346)	(61,535)

Total stockholders’ equity	60,834	57,061

Total liabilities and stockholders’ equity	$64,133	58,994

Condensed Statements of Income (Loss)
Condensed Statements of Income (Loss)
Interest income	$3	4	4
Equity income (losses) of subsidiaries	6,220	(10,519)	(27,833)
Compensation and benefits	(227)	(263)	(236)
Occupancy	(24)	(24)	(24)
Data processing	(6)	(6)	(6)
Other	(513)	(747)	(551)

Income (loss) before income tax expense	5,453	(11,555)	(28,646)
Income tax expense	132	0	332

Net income (loss)	$5,321	(11,555)	(28,978)

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows
Cash flows from operating activities:
Net income (loss)	$5,321	(11,555)	(28,978)
Adjustments to reconcile net income (loss) to cash provided (used) by operating activities:
Equity (income) losses of subsidiaries	(6,220)	10,519	27,833
Deferred income tax expense	0	0	172
Earned employee stock ownership shares priced below original cost	(162)	(81)	(51)
Stock option compensation	7	29	63
Amortization of restricted stock awards	233	298	370
Decrease in unearned ESOP shares	194	193	193
Increase (decrease) in accrued expenses and other liabilities	65	101	(15)
Decrease in other assets	22	13	791
Other, net	0	(1)	1

Net cash provided (used) by operating activities	(540)	(484)	379

Cash flows from investing activities:
Decrease in loans receivable, net	600	100	1,200

Net cash provided by investing activities	600	100	1,200

Cash flows from financing activities:
Dividends paid to preferred stockholders	0	0	(1,300)

Net cash used by financing activities	0	0	(1,300)

Increase (decrease) in cash and cash equivalents	60	(384)	279
Cash and cash equivalents, beginning of year	94	478	199

Cash and cash equivalents, end of year	$154	94	478

Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Business Segments [Abstract]
Company's reportable segments

(Dollars in thousands)	Home Federal Savings Bank	Other	Eliminations	Consolidated Total
At or for the year ended December 31, 2012:
Interest income — external customers	$30,816	0	0	30,816
Non-interest income — external customers	8,990	0	0	8,990
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	186	6,220	(6,406)	0
Interest expense	7,143	0	(4)	7,139
Amortization of mortgage servicing rights, net	732	0	0	732
Other non-interest expense	23,345	779	(186)	23,938
Income tax expense	0	132	0	132
Net income	6,228	5,313	(6,220)	5,321
Total assets	653,315	64,135	(64,123)	653,327
At or for the year ended December 31, 2011:
Interest income — external customers	$39,541	0	0	39,541
Non-interest income — external customers	6,863	0	0	6,863
Gain on limited partnerships	6	0	0	6
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	186	(10,519)	10,333	0
Interest expense	11,139	0	(4)	11,135
Amortization of mortgage servicing rights, net	562	0	0	562
Other non-interest expense	28,127	1,049	(186)	28,990
Net loss	(10,510)	(11,564)	10,519	(11,555)
Total assets	790,115	59,005	(58,965)	790,155
At or for the year ended December 31, 2010:
Interest income — external customers	$48,270	0	0	48,270
Non-interest income — external customers	7,302	0	0	7,302
Loss on limited partnerships	(31)	0	0	(31)
Intersegment interest income	0	4	(4)	0
Intersegment non-interest income	174	(27,833)	27,659	0
Interest expense	17,263	0	(4)	17,259
Amortization of mortgage servicing rights, net	482	0	0	482
Other non-interest expense	26,423	825	(174)	27,074
Income tax expense	5,991	332	0	6,323
Net loss	(27,825)	(28,986)	27,833	(28,978)
Total assets	880,570	70,100	(70,052)	880,618

Description of the Business and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Dec. 31, 2012
Description of the Business and Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Percentage of ownership in Home Federal Saving Bank	100.00%
Period of treatment as non performing loan in case of non performing loan before TDR	6 months
Period of amortization of warrant discount	5 years
Past due period of interest	90 days
Office buildings and improvements [Member] | Minimum [Member]
Description of the Business and Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of furniture, office building and improvements	5 years
Office buildings and improvements [Member] | Maximum [Member]
Description of the Business and Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of furniture, office building and improvements	40 years
Furniture and equipment [Member] | Minimum [Member]
Description of the Business and Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of furniture, office building and improvements	3 years
Furniture and equipment [Member] | Maximum [Member]
Description of the Business and Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful lives of furniture, office building and improvements	10 years

Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of other comprehensive loss and the related tax effects
Gross unrealized losses arising during the period before tax	$ (520)	$ (70)	$ (1,142)
Gross unrealized losses arising during the period tax effect	0	0	(453)
Gross unrealized losses arising during the period net of tax	(520)	(70)	(689)
Less reclassification of net gains included in net income (loss) before tax	0	0	0
Less reclassification of net gains included in net income (loss) tax effect	0	0	0
Less reclassification of net gains included in net income (loss) net of tax	0	0	0
Net unrealized losses arising during the period before tax	(520)	(70)	(1,142)
Net unrealized losses arising during the period tax effect	0	0	(453)
Net unrealized losses arising during the period net of tax	(520)	(70)	(689)
Other comprehensive loss before tax	(520)	(70)	(1,142)
Other comprehensive loss tax effect	0	0	(453)
Other comprehensive loss net of tax	$ (520)	$ (70)	$ (689)

Securities Available for Sale (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of securities available for sale
Amortized cost	$ 85,584	$ 125,286
Gross unrealized gains	766	1,353
Gross unrealized losses	(459)	(525)
Total securities available for sale	85,891	126,114
Mortgage-backed securities [Member] | FHLMC [Member]
Summary of securities available for sale
Amortized cost	5,669	11,310
Gross unrealized gains	294	553
Gross unrealized losses	0	0
Total securities available for sale	5,963	11,863
Mortgage-backed securities [Member] | FNMA [Member]
Summary of securities available for sale
Amortized cost	4,076	7,670
Gross unrealized gains	301	499
Gross unrealized losses	0	0
Total securities available for sale	4,377	8,169
Collateralized mortgage obligations [Member]
Summary of securities available for sale
Amortized cost	9,825	19,586
Gross unrealized gains	596	1,059
Gross unrealized losses	0	0
Total securities available for sale	10,421	20,645
Collateralized mortgage obligations [Member] | FHLMC [Member]
Summary of securities available for sale
Amortized cost		335
Gross unrealized gains		4
Gross unrealized losses		0
Total securities available for sale		339
Collateralized mortgage obligations [Member] | FNMA [Member]
Summary of securities available for sale
Amortized cost	80	271
Gross unrealized gains	1	3
Gross unrealized losses	0	0
Total securities available for sale	81	274
Other marketable securities [Member]
Summary of securities available for sale
Amortized cost	75,759	105,700
Gross unrealized gains	170	294
Gross unrealized losses	(459)	(525)
Total securities available for sale	75,470	105,469
Other marketable securities [Member] | U.S. Government agency obligations [Member]
Summary of securities available for sale
Amortized cost	75,059	105,000
Gross unrealized gains	170	294
Gross unrealized losses	(4)	0
Total securities available for sale	75,225	105,294
Other marketable securities [Member] | Corporate preferred stock [Member]
Summary of securities available for sale
Amortized cost	700	700
Gross unrealized gains	0	0
Gross unrealized losses	(455)	(525)
Total securities available for sale	$ 245	$ 175

Securities Available for Sale (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of contractual maturity adjusted for scheduled repayments of principal and projected prepayments
Due less than one year, Amortized cost	$ 65,519
Due after one year through five years, Amortized cost	19,279
Due after five years through ten years, Amortized cost	86
Due after ten years, Amortized cost	700
Amortized cost, Total	85,584
Due less than one year, Fair Value	66,007
Due after one year through five years, Fair Value	19,548
Due after five years through ten years, Fair Value	91
Due after ten years, Fair Value	245
Fair Value, Total	$ 85,891

Securities Available for Sale (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Investment	Dec. 31, 2011 Investment
Other marketable securities:
Investments, Less than twelve months	1	0
Fair Value, Less than twelve months	$ 4,996	$ 0
Unrealized Losses, Less than twelve months	(4)	0
Investments, Twelve months or more	1	1
Fair Value, Twelve months or more	245	175
Unrealized Losses, Twelve months or more	(455)	(525)
Total Fair Value	5,241	175
Total Unrealized Losses	(459)	(525)
Corporate preferred stock [Member]
Other marketable securities:
Investments, Less than twelve months	0	0
Fair Value, Less than twelve months	0	0
Unrealized Losses, Less than twelve months	0	0
Investments, Twelve months or more	1	1
Fair Value, Twelve months or more	245	175
Unrealized Losses, Twelve months or more	(455)	(525)
Total Fair Value	245	175
Total Unrealized Losses	(455)	(525)
U.S. Government agency obligations [Member]
Other marketable securities:
Investments, Less than twelve months	1
Fair Value, Less than twelve months	4,996
Unrealized Losses, Less than twelve months	(4)
Investments, Twelve months or more	0
Fair Value, Twelve months or more	0
Unrealized Losses, Twelve months or more	0
Total Fair Value	4,996
Total Unrealized Losses	$ (4)

Loans Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Residential real estate loans:
1-4 family conventional	$ 96,512	$ 118,524
1-4 family FHA	479	494
1-4 family VA	46	48
1-4 Family	97,037	119,066
Commercial Real Estate:
Lodging	31,020	31,905
Retail/office	66,159	80,436
Nursing home/health care	22,205	6,455
Land developments	36,691	45,197
Golf courses	7,193	8,326
Restaurant/bar/cafe	3,057	3,102
Alternative fuel plants	13,911	18,882
Warehouse	7,570	16,555
Construction:
1-4 family builder	6,659	4,926
Construction Multi family	3,811	1,156
Construction Commercial real estate	1,960	4,840
Manufacturing	11,196	8,557
Churches/community service	3,731	6,058
Multi family	11,756	35,517
Other	17,988	18,002
Total Commercial Real Estate Loans	244,907	289,914
Consumer:
Autos	623	404
Home equity line	36,521	41,429
Home equity	11,390	13,426
Consumer - secured	1,184	1,409
Land/lot loans	2,246	2,723
Savings	220	576
Mobile home	449	657
Consumer - unsecured	1,342	1,537
Total of Consumer Loans	53,975	62,161
Total Commercial Business Loans	79,854	109,259
Total loans	475,773	580,400
Unamortized discounts	33	93
Net deferred loan fees	87	511
Allowance for loan losses	21,608	23,888	42,828	23,812
Total loans receivable, net	454,045	555,908
Commitments to originate or purchase loans	5,392	5,925
Commitments to deliver loans to secondary market	$ 7,046	$ 7,263
Weighted average contractual rate of loans in portfolio	5.01%	5.52%

Loans Receivable Net (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Single-family and multi-family residential loans
Single family and multi family residential loans, Amount	$ 97,037	$ 119,066
Single family and multi family residential loans, Percent of Total	100.00%	100.00%
Iowa [Member]
Single-family and multi-family residential loans
Single family and multi family residential loans, Amount	4,503	4,664
Single family and multi family residential loans, Percent of Total	4.60%	3.90%
Minnesota [Member]
Single-family and multi-family residential loans
Single family and multi family residential loans, Amount	88,364	109,632
Single family and multi family residential loans, Percent of Total	91.10%	92.10%
Wisconsin [Member]
Single-family and multi-family residential loans
Single family and multi family residential loans, Amount	2,319	2,130
Single family and multi family residential loans, Percent of Total	2.40%	1.80%
Other states [Member]
Single-family and multi-family residential loans
Single family and multi family residential loans, Amount	$ 1,851	$ 2,640
Single family and multi family residential loans, Percent of Total	1.90%	2.20%

Loans Receivable Net (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	$ 244,907	$ 289,914
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	100.00%	100.00%
California [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	253	4,943
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	0.10%	1.70%
Florida [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	4,458	2,792
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	1.80%	1.00%
Idaho [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	4,348	4,423
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	1.80%	1.50%
Indiana [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	6,461	7,206
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	2.70%	2.50%
Iowa [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	2,732	6,139
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	1.10%	2.10%
Kansas [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	1,014	1,036
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	0.40%	0.40%
Minnesota [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	209,935	244,798
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	85.70%	84.40%
North Carolina [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	7,161	7,075
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	2.90%	2.40%
Utah [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	0	1,324
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	0.00%	0.50%
Wisconsin [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	8,091	8,413
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	3.30%	2.90%
Other states [Member]
Commercial real estate loans
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate	$ 454	$ 1,765
Loans and Lease Receivables Gross Carrying Amount Commercial Real Estate Percentage	0.20%	0.60%

Loans Receivable, Net (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Receivable, Net (Additional Textual) [Abstract]
Fixed Interest rate	$ 5,392,000	$ 5,925,000
Amounts of loans to executive officers and directors	3,100,000	4,000,000	4,100,000
Repayments on loans	54,000	86,000	12,000
New loans to executive officers and directors	198,000	666,000
Sale of executive officer and director loans	198,000	416,000
Net loans removed from the executive officer listing due to change in status of the officer or loan	943,000
Unpaid principal balances	$ 428,200,000	$ 417,400,000	$ 508,000,000
Minimum [Member]
Loans Receivable, Net (Textual) [Abstract]
Interest rates	2.50%	3.00%
Maximum [Member]
Loans Receivable, Net (Textual) [Abstract]
Interest rates	5.50%	6.79%

Allowance for Loan Losses and Credit Quality Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of allowance for loan losses
Beginning Balance	$ 23,888	$ 42,828	$ 23,812
Provision for losses	2,544	17,278	33,381
Charge-offs	(9,317)	(39,302)	(15,262)
Recoveries	4,493	3,084	897
Ending Balance	21,608	23,888	42,828
Allocated to:
Specific reserves	4,813	6,633
General reserves	16,795	17,255
Beginning Balance	23,888	42,828	23,812
Individually reviewed for impairment	37,100	44,796
Collectively reviewed for impairment	438,673	535,604
Ending balance	475,773	580,400
1-4 family [Member]
Summary of allowance for loan losses
Beginning Balance	3,718	2,145	1,000
Provision for losses	(834)	2,081	1,399
Charge-offs	(63)	(508)	(254)
Recoveries	0	0	0
Ending Balance	2,821	3,718	2,145
Allocated to:
Specific reserves	571	1,086
General reserves	2,250	2,632
Beginning Balance	3,718	2,145	1,000
Individually reviewed for impairment	4,687	6,241
Collectively reviewed for impairment	92,350	112,825
Ending balance	97,037	119,066
Commercial real estate mortgages [Member]
Summary of allowance for loan losses
Beginning Balance	13,622	24,590	14,329
Provision for losses	3,864	11,785	16,692
Charge-offs	(5,719)	(23,012)	(7,095)
Recoveries	1,821	259	664
Ending Balance	13,588	13,622	24,590
Allocated to:
Specific reserves	2,591	3,559
General reserves	10,997	10,063
Beginning Balance	13,622	24,590	14,329
Individually reviewed for impairment	28,195	30,495
Collectively reviewed for impairment	216,712	259,419
Ending balance	244,907	289,914
Consumer [Member]
Summary of allowance for loan losses
Beginning Balance	1,159	924	1,278
Provision for losses	686	482	481
Charge-offs	(1,071)	(270)	(907)
Recoveries	372	23	72
Ending Balance	1,146	1,159	924
Allocated to:
Specific reserves	537	367
General reserves	609	792
Beginning Balance	1,159	924	1,278
Individually reviewed for impairment	1,823	1,205
Collectively reviewed for impairment	52,152	60,956
Ending balance	53,975	62,161
Commercial business [Member]
Summary of allowance for loan losses
Beginning Balance	5,389	15,169	7,205
Provision for losses	(1,172)	2,930	14,809
Charge-offs	(2,464)	(15,512)	(7,006)
Recoveries	2,300	2,802	161
Ending Balance	4,053	5,389	15,169
Allocated to:
Specific reserves	1,114	1,621
General reserves	2,939	3,768
Beginning Balance	5,389	15,169	7,205
Individually reviewed for impairment	2,395	6,855
Collectively reviewed for impairment	77,459	102,404
Ending balance	$ 79,854	$ 109,259

Allowance for Loan Losses and Credit Quality Information (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of classified and unclassified loans amount
1-4 Family	$ 97,037	$ 119,066
Commercial Real Estate:
Residential developments	46,343	52,746
Alternative fuel plants	13,911	18,882
Other	17,988	18,002
Total of Consumer Loans	53,975	62,161
Commercial Business:
Construction/development	542	4,786
Banking	958	4,899
Other	78,354	99,574
Total loans	475,773	580,400
Classified [Member]
Summary of classified and unclassified loans amount
1-4 Family	14,952	20,737
Commercial Real Estate:
Residential developments	36,954	41,266
Alternative fuel plants	11,041	0
Other	36,494	25,396
Total of Consumer Loans	1,823	1,205
Commercial Business:
Construction/development	140	2,722
Banking	958	4,899
Other	13,208	11,259
Total loans	115,570	107,484
Classified [Member] | Special Mention Loans [Member]
Summary of classified and unclassified loans amount
1-4 Family	1,004	8,870
Commercial Real Estate:
Residential developments	744	444
Alternative fuel plants	0	0
Other	17,170	5,789
Total of Consumer Loans	0	0
Commercial Business:
Construction/development	0	0
Banking	0	0
Other	1,224	3,203
Total loans	20,142	18,306
Classified [Member] | Substandard Loans [Member]
Summary of classified and unclassified loans amount
1-4 Family	13,915	11,129
Commercial Real Estate:
Residential developments	36,210	39,709
Alternative fuel plants	11,041	0
Other	19,324	19,607
Total of Consumer Loans	1,543	857
Commercial Business:
Construction/development	140	2,722
Banking	958	3,750
Other	11,850	8,056
Total loans	94,981	85,830
Classified [Member] | Doubtful Loans [Member]
Summary of classified and unclassified loans amount
1-4 Family	33	738
Commercial Real Estate:
Residential developments	0	1,113
Alternative fuel plants	0	0
Other	0	0
Total of Consumer Loans	123	224
Commercial Business:
Construction/development	0	0
Banking	0	1,149
Other	134	0
Total loans	290	3,224
Classified [Member] | Loss Loans [Member]
Summary of classified and unclassified loans amount
1-4 Family	0	0
Commercial Real Estate:
Residential developments	0	0
Alternative fuel plants	0	0
Other	0	0
Total of Consumer Loans	157	124
Commercial Business:
Construction/development	0	0
Banking	0	0
Other	0	0
Total loans	157	124
Unclassified Loans [Member]
Summary of classified and unclassified loans amount
1-4 Family	82,085	98,329
Commercial Real Estate:
Residential developments	9,389	11,480
Alternative fuel plants	2,870	18,882
Other	148,159	192,890
Total of Consumer Loans	52,152	60,956
Commercial Business:
Construction/development	402	2,064
Banking	0	0
Other	65,146	88,315
Total loans	$ 360,203	$ 472,916

Allowance for Loan Losses and Credit Quality Information (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aging of past due loans
30-59 Days Past Due	$ 3,298	$ 3,628
60-89 Days Past Due	426	1,160
90 Days or More Past Due	7,835	19,105
Total Past Due	11,559	23,893
Current Loans	464,214	556,507
Total loans	475,773	580,400
Loans 90 Days or More Past Due and Still Accruing	7,423	0
1-4 family [Member]
Aging of past due loans
30-59 Days Past Due	1,172	1,876
60-89 Days Past Due	240	305
90 Days or More Past Due	0	1,297
Total Past Due	1,412	3,478
Current Loans	95,625	115,588
Total loans	97,037	119,066
Loans 90 Days or More Past Due and Still Accruing	0	0
Residential developments [Member]
Aging of past due loans
30-59 Days Past Due	0	107
60-89 Days Past Due	0	290
90 Days or More Past Due	0	8,211
Total Past Due	0	8,608
Current Loans	46,343	44,138
Total loans	46,343	52,746
Loans 90 Days or More Past Due and Still Accruing	0	0
Alternative fuels [Member]
Aging of past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total Past Due	0	0
Current Loans	13,911	18,882
Total loans	13,911	18,882
Loans 90 Days or More Past Due and Still Accruing	0	0
Other [Member]
Aging of past due loans
30-59 Days Past Due	49	350
60-89 Days Past Due	0	79
90 Days or More Past Due	289	5,184
Total Past Due	338	5,613
Current Loans	184,315	212,673
Total loans	184,653	218,286
Loans 90 Days or More Past Due and Still Accruing	0	0
Consumer [Member]
Aging of past due loans
30-59 Days Past Due	591	658
60-89 Days Past Due	80	374
90 Days or More Past Due	0	387
Total Past Due	671	1,419
Current Loans	53,304	60,742
Total loans	53,975	62,161
Loans 90 Days or More Past Due and Still Accruing	0	0
Construction/development [Member]
Aging of past due loans
30-59 Days Past Due	45	286
60-89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total Past Due	45	286
Current Loans	497	4,500
Total loans	542	4,786
Loans 90 Days or More Past Due and Still Accruing	0	0
Banking [Member]
Aging of past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days or More Past Due	0	1,149
Total Past Due	0	1,149
Current Loans	958	3,750
Total loans	958	4,899
Loans 90 Days or More Past Due and Still Accruing	0	0
Other [Member]
Aging of past due loans
30-59 Days Past Due	1,441	351
60-89 Days Past Due	106	112
90 Days or More Past Due	7,546	2,877
Total Past Due	9,093	3,340
Current Loans	69,261	96,234
Total loans	78,354	99,574
Loans 90 Days or More Past Due and Still Accruing	$ 7,423	$ 0

Allowance for Loan Losses and Credit Quality Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Impaired loans and related allowances
Total, Recorded Investment	$ 37,100	$ 44,796
Total, Unpaid Principal Balance	46,991	58,603
Total, Related Allowance	4,813	6,633
Total, Average Recorded Investment	45,350	58,754
Total, Interest Income Recognized	946	1,095
1-4 family [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	1,617	2,651
Loans with no related allowance recorded, Unpaid Principal Balance	1,617	2,972
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	2,973	1,611
Loans with no allowance recorded, Interest Income Recognized	66	91
Loans with an allowance recorded, Recorded Investment	3,070	3,590
Loans with an allowance recorded, Unpaid Principal Balance	3,114	3,590
Loans with an allowance recorded, Related Allowance	571	1,086
Loans with an allowance recorded, Average Recorded Investment	3,638	4,212
Loans with an allowance recorded, Interest Income Recognized	61	157
Total, Recorded Investment	4,687	6,241
Total, Unpaid Principal Balance	4,731	6,562
Total, Related Allowance	571	1,086
Total, Average Recorded Investment	6,611	5,823
Total, Interest Income Recognized	127	248
Residential developments [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	10,714	6,900
Loans with no related allowance recorded, Unpaid Principal Balance	15,530	9,855
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	10,744	6,679
Loans with no allowance recorded, Interest Income Recognized	386	94
Loans with an allowance recorded, Recorded Investment	14,061	13,889
Loans with an allowance recorded, Unpaid Principal Balance	16,545	14,017
Loans with an allowance recorded, Related Allowance	1,669	2,546
Loans with an allowance recorded, Average Recorded Investment	14,514	17,514
Loans with an allowance recorded, Interest Income Recognized	242	373
Total, Recorded Investment	24,775	20,789
Total, Unpaid Principal Balance	32,075	23,872
Total, Related Allowance	1,669	2,546
Total, Average Recorded Investment	25,258	24,193
Total, Interest Income Recognized	628	467
Alternative fuels [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	0	0
Loans with no related allowance recorded, Unpaid Principal Balance	0	0
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	0	906
Loans with no allowance recorded, Interest Income Recognized	0	0
Loans with an allowance recorded, Recorded Investment	0	0
Loans with an allowance recorded, Unpaid Principal Balance	0	0
Loans with an allowance recorded, Related Allowance	0	0
Loans with an allowance recorded, Average Recorded Investment	0	1,998
Loans with an allowance recorded, Interest Income Recognized	0	0
Total, Recorded Investment	0	0
Total, Unpaid Principal Balance	0	0
Total, Related Allowance	0	0
Total, Average Recorded Investment	0	2,904
Total, Interest Income Recognized	0	0
Other [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	640	3,745
Loans with no related allowance recorded, Unpaid Principal Balance	640	4,381
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	2,669	1,174
Loans with no allowance recorded, Interest Income Recognized	22	144
Loans with an allowance recorded, Recorded Investment	2,780	5,961
Loans with an allowance recorded, Unpaid Principal Balance	3,133	8,272
Loans with an allowance recorded, Related Allowance	921	1,013
Loans with an allowance recorded, Average Recorded Investment	3,973	6,408
Loans with an allowance recorded, Interest Income Recognized	10	97
Total, Recorded Investment	3,420	9,706
Total, Unpaid Principal Balance	3,773	12,653
Total, Related Allowance	921	1,013
Total, Average Recorded Investment	6,642	7,582
Total, Interest Income Recognized	32	241
Consumer [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	393	489
Loans with no related allowance recorded, Unpaid Principal Balance	400	489
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	390	216
Loans with no allowance recorded, Interest Income Recognized	26	21
Loans with an allowance recorded, Recorded Investment	1,430	716
Loans with an allowance recorded, Unpaid Principal Balance	1,430	716
Loans with an allowance recorded, Related Allowance	537	367
Loans with an allowance recorded, Average Recorded Investment	1,301	403
Loans with an allowance recorded, Interest Income Recognized	85	54
Total, Recorded Investment	1,823	1,205
Total, Unpaid Principal Balance	1,830	1,205
Total, Related Allowance	537	367
Total, Average Recorded Investment	1,691	619
Total, Interest Income Recognized	111	75
Construction/development [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	37	340
Loans with no related allowance recorded, Unpaid Principal Balance	692	2,311
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	120	294
Loans with no allowance recorded, Interest Income Recognized	0	0
Loans with an allowance recorded, Recorded Investment	0	0
Loans with an allowance recorded, Unpaid Principal Balance	0	0
Loans with an allowance recorded, Related Allowance	0	0
Loans with an allowance recorded, Average Recorded Investment	66	2,443
Loans with an allowance recorded, Interest Income Recognized	0	0
Total, Recorded Investment	37	340
Total, Unpaid Principal Balance	692	2,311
Total, Related Allowance	0	0
Total, Average Recorded Investment	186	2,737
Total, Interest Income Recognized	0	0
Banking [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	0	1,149
Loans with no related allowance recorded, Unpaid Principal Balance	0	3,248
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	460	854
Loans with no allowance recorded, Interest Income Recognized	0	0
Loans with an allowance recorded, Recorded Investment	0	0
Loans with an allowance recorded, Unpaid Principal Balance	0	0
Loans with an allowance recorded, Related Allowance	0	0
Loans with an allowance recorded, Average Recorded Investment	0	3,424
Loans with an allowance recorded, Interest Income Recognized	0	0
Total, Recorded Investment	0	1,149
Total, Unpaid Principal Balance	0	3,248
Total, Related Allowance	0	0
Total, Average Recorded Investment	460	4,278
Total, Interest Income Recognized	0	0
Other [Member]
Impaired loans and related allowances
Loans with no related allowance recorded, Recorded Investment	99	598
Loans with no related allowance recorded, Unpaid Principal Balance	880	1,607
Loans with no related allowance recorded, Related Allowance	0	0
Loans with no allowance recorded, Average Recorded Investment	908	878
Loans with no allowance recorded, Interest Income Recognized	0	19
Loans with an allowance recorded, Recorded Investment	2,259	4,768
Loans with an allowance recorded, Unpaid Principal Balance	3,010	7,145
Loans with an allowance recorded, Related Allowance	1,115	1,621
Loans with an allowance recorded, Average Recorded Investment	3,594	9,740
Loans with an allowance recorded, Interest Income Recognized	48	45
Total, Recorded Investment	2,358	5,366
Total, Unpaid Principal Balance	3,890	8,752
Total, Related Allowance	1,115	1,621
Total, Average Recorded Investment	4,502	10,618
Total, Interest Income Recognized	$ 48	$ 64

Allowance for Loan Losses and Credit Quality Information (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of non-accrual loans
Non-accruing loans	$ 29,975	$ 33,993	$ 68,100
1-4 family [Member]
Summary of non-accrual loans
Non-accruing loans	2,492	4,435
Residential developments [Member]
Summary of non-accrual loans
Non-accruing loans	23,652	13,412
Other [Member]
Summary of non-accrual loans
Non-accruing loans	1,891	9,246
Consumer [Member]
Summary of non-accrual loans
Non-accruing loans	300	699
Construction/development [Member]
Summary of non-accrual loans
Non-accruing loans	37	340
Banking [Member]
Summary of non-accrual loans
Non-accruing loans	0	1,149
Other [Member]
Summary of non-accrual loans
Non-accruing loans	$ 1,603	$ 4,712

Allowance for Loan Losses and Credit Quality Information (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of troubled debt restructurings
Total	$ 33,055	$ 29,204	$ 19,300
1-4 family [Member]
Summary of troubled debt restructurings
Total	3,600	3,805
Residential developments [Member]
Summary of troubled debt restructurings
Total	22,843	14,460
Other [Member]
Summary of troubled debt restructurings
Total	3,032	5,598
Consumer [Member]
Summary of troubled debt restructurings
Total	1,814	578
Construction/development [Member]
Summary of troubled debt restructurings
Total	88	385
Other [Member]
Summary of troubled debt restructurings
Total	$ 1,678	$ 4,378

Allowance for Loan Losses and Credit Quality Information (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	85	78
Pre-modification Outstanding Recorded Investment	$ 25,678	$ 33,461
Post-modification Outstanding Recorded Investment	21,665	29,129
1-4 family [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	33	17
Pre-modification Outstanding Recorded Investment	3,991	4,567
Post-modification Outstanding Recorded Investment	3,979	4,246
Residential developments [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	11	11
Pre-modification Outstanding Recorded Investment	16,280	8,118
Post-modification Outstanding Recorded Investment	12,585	7,908
Other [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	6	9
Pre-modification Outstanding Recorded Investment	2,814	7,473
Post-modification Outstanding Recorded Investment	2,586	6,432
Consumer [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	28	17
Pre-modification Outstanding Recorded Investment	1,715	626
Post-modification Outstanding Recorded Investment	1,729	598
Construction/development [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	1	3
Pre-modification Outstanding Recorded Investment	92	2,361
Post-modification Outstanding Recorded Investment	0	1,096
Other [Member]
Financial effects of TDR's and difference between the outstanding recorded balance pre-modification and post-modification
Number of Contracts	6	21
Pre-modification Outstanding Recorded Investment	786	10,316
Post-modification Outstanding Recorded Investment	$ 786	$ 8,849

Allowance for Loan Losses and Credit Quality Information (Details 7) (Loan Defaulted within Twelve Months [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Loans that were restructured and defaulted within the 12 months
Number of Contracts	5	13
Outstanding Recorded Investment	$ 460	$ 9,726
1-4 family [Member]
Loans that were restructured and defaulted within the 12 months
Number of Contracts	0	1
Outstanding Recorded Investment	0	250
Residential developments [Member]
Loans that were restructured and defaulted within the 12 months
Number of Contracts	0	5
Outstanding Recorded Investment	0	4,501
Other [Member]
Loans that were restructured and defaulted within the 12 months
Number of Contracts	2	3
Outstanding Recorded Investment	159	4,465
Consumer [Member]
Loans that were restructured and defaulted within the 12 months
Number of Contracts	0	1
Outstanding Recorded Investment	0	4
Other [Member]
Loans that were restructured and defaulted within the 12 months
Number of Contracts	3	3
Outstanding Recorded Investment	$ 301	$ 506

Allowance for Loan Losses and Credit Quality Information (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Loan Losses and Credit Quality Information (Textual) [Abstract]
Outstanding balance of line of credit loan past due more than 90 days and still accruing interest	$ 7,423,000	$ 0
Total non-accrual loans	29,975,000	33,993,000	68,100,000
Related allowance	3,900,000	5,200,000	25,000,000
Loan amount	10,300,000	14,800,000	8,100,000
Gross interest income on the loans of amount	2,400,000	3,200,000	5,000,000
Recognized interest income	500,000	700,000	1,300,000
Total troubled debt restructurings included in loans receivable	33,055,000	29,204,000	19,300,000
Troubled debt restructuring gross interest	2,500,000	2,500,000	1,200,000
Trouble debt restructuring interest amount	900,000	600,000	800,000
Restructured loans classified and performing	5,700,000
Restructured loans classified but non-performing	13,700,000
Maximum time for loan modifications	12 months
Loans considered default	90 days
Allowance for loan losses on TDR's	3,700,000	3,500,000
Percentage allowance for loan losses on TDR	17.20%	14.60%
Loan loss reserves	$ 21,600,000	$ 23,900,000

Accrued Interest Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of accrued interest receivable
Accrued interest receivable	$ 2,018	$ 2,449
Securities available for sale [Member]
Summary of accrued interest receivable
Accrued interest receivable	332	553
Loans receivable [Member]
Summary of accrued interest receivable
Accrued interest receivable	$ 1,686	$ 1,896

Mortgage Servicing Rights, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of mortgage servicing activity
Balance, beginning of year	$ 1,485	$ 1,586
Originations	979	461
Amortization	(732)	(562)
Balance, end of year	1,732	1,485
Valuation reserve	0	0
Mortgage servicing rights, net	1,732	1,485
Fair value of mortgage servicing rights	$ 2,126	$ 1,878

Mortgage Servicing Rights, Net (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Loan
Original term 30 year fixed rate [Member]
Summary of the risk characteristics of the loans being serviced
Loan Principal Balance	$ 201,486
Weighted Average Interest Rate	4.58%
Weighted Average Remaining Term (months)	302 months
Number of Loans	1,727
Original term 15 year fixed rate [Member]
Summary of the risk characteristics of the loans being serviced
Loan Principal Balance	118,951
Weighted Average Interest Rate	3.66%
Weighted Average Remaining Term (months)	145 months
Number of Loans	1,408
Adjustable rate [Member]
Summary of the risk characteristics of the loans being serviced
Loan Principal Balance	$ 319
Weighted Average Interest Rate	3.52%
Weighted Average Remaining Term (months)	302 months
Number of Loans	6

Mortgage Servicing Rights, Net (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross carrying amount of mortgage servicing rights and the associated accumulated amortization
Gross Carrying Amount	$ 2,412	$ 3,417
Accumulated Amortization	(680)	(1,932)
Unamortized Intangible Assets	1,732	1,485
Mortgage servicing rights [Member]
Gross carrying amount of mortgage servicing rights and the associated accumulated amortization
Gross Carrying Amount	2,412	3,417
Accumulated Amortization	(680)	(1,932)
Unamortized Intangible Assets	$ 1,732	$ 1,485

Mortgage Servicing Rights, Net (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated future amortization expense for mortgage servicing rights
2013	$ 396
2014	379
2015	351
2016	287
2017	183
Thereafter	136
Total	$ 1,732

Mortgage Servicing Rights, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Mortgage Servicing Rights, Net (Textual) [Abstract]
Amortization expense	$ 732	$ 562	$ 482

Real Estate (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of real estate
Real estate in judgment subject to redemption	$ 1,556	$ 4,276
Real estate acquired through foreclosure	7,961	13,165
Real estate acquired through deed in lieu of foreclosure	5,156	5,543
Real estate acquired in satisfaction of debt	79	106
Real estate, gross	14,752	23,090
Allowance for losses	(4,157)	(6,474)
Real estate, net	10,595	16,616
Residential [Member]
Summary of real estate
Real estate in judgment subject to redemption	501	49
Real estate acquired through foreclosure	1,421	2,411
Real estate acquired through deed in lieu of foreclosure	47	45
Real estate acquired in satisfaction of debt	0	0
Real estate, gross	1,969	2,505
Allowance for losses	(374)	(556)
Real estate, net	1,595	1,949
Commercial & Other [Member]
Summary of real estate
Real estate in judgment subject to redemption	1,055	4,227
Real estate acquired through foreclosure	6,540	10,754
Real estate acquired through deed in lieu of foreclosure	5,109	5,498
Real estate acquired in satisfaction of debt	79	106
Real estate, gross	12,783	20,585
Allowance for losses	(3,783)	(5,918)
Real estate, net	$ 9,000	$ 14,667

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of premises and equipment
Premises and Equipment, Gross	$ 23,425	$ 23,173
Accumulated depreciation	(16,252)	(15,206)
Premises and Equipment, Net	7,173	7,967
Land [Member]
Summary of premises and equipment
Premises and Equipment, Gross	1,978	1,978
Office buildings and improvements [Member]
Summary of premises and equipment
Premises and Equipment, Gross	8,725	8,637
Furniture and equipment [Member]
Summary of premises and equipment
Premises and Equipment, Gross	$ 12,722	$ 12,558

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits and their weighted average interest rates
Weighted Average Rate, Noninterest checking	0.00%	0.00%
Weighted Average Rate, NOW accounts	0.02%	0.06%
Weighted Average Rate, Savings accounts	0.12%	0.17%
Weighted Average Rate, Money market accounts	0.33%	0.46%
Weighted Average Rate, Total certificates	1.08%	1.60%
Weighted Average Rate, Total deposits	0.48%	0.87%
Amount, Noninterest checking	$ 101,198	$ 113,188
Amount, NOW accounts	71,472	64,783
Amount, Savings accounts	42,691	36,071
Amount, Money market accounts	111,000	108,876
Amount, Total	326,361	322,918
Amount, Total certificates	188,590	297,210
Percent of Total Noninterest checking	19.60%	18.30%
Percent of Total, NOW accounts	13.90%	10.40%
Percent of Total, Savings accounts	8.30%	5.80%
Percent of Total, Money market accounts	21.60%	17.60%
Percent of Total, Total	63.40%	52.10%
Percent of Total, Total certificates	36.60%	47.90%
Percent of Total, Total certificates deposits	100.00%	100.00%
Total deposits	514,951	620,128
Range One [Member]
Deposits and their weighted average interest rates
Amount, Total certificates	90,103	72,768
Percent of Total, Total certificates	17.50%	11.70%
Range Two [Member]
Deposits and their weighted average interest rates
Amount, Total certificates	81,143	134,567
Percent of Total, Total certificates	15.80%	21.80%
Range Three [Member]
Deposits and their weighted average interest rates
Amount, Total certificates	15,063	65,842
Percent of Total, Total certificates	2.90%	10.60%
Range Four [Member]
Deposits and their weighted average interest rates
Amount, Total certificates	2,263	22,583
Percent of Total, Total certificates	0.40%	3.60%
Range Five [Member]
Deposits and their weighted average interest rates
Amount, Total certificates	$ 18	$ 1,450
Percent of Total, Total certificates	0.00%	0.20%
Minimum [Member] | Range One [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	0.00%
Minimum [Member] | Range Two [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	1.00%
Minimum [Member] | Range Three [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	2.00%
Minimum [Member] | Range Four [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	3.00%
Minimum [Member] | Range Five [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	4.00%
Maximum [Member] | Range One [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	0.99%
Maximum [Member] | Range Two [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	1.99%
Maximum [Member] | Range Three [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	2.99%
Maximum [Member] | Range Four [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	3.99%
Maximum [Member] | Range Five [Member]
Deposits and their weighted average interest rates
Certificates, interest rate	4.99%

Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Certificates maturities
Amount, Total certificates	$ 188,590	$ 297,210
Weighted Average Rate, Total certificates	1.08%	1.60%
1-6 months [Member]
Certificates maturities
Amount, Total certificates	73,451	100,513
Weighted Average Rate, Total certificates	1.10%	1.78%
7-12 months [Member]
Certificates maturities
Amount, Total certificates	48,782	87,031
Weighted Average Rate, Total certificates	0.88%	1.70%
13-36 months [Member]
Certificates maturities
Amount, Total certificates	60,498	103,791
Weighted Average Rate, Total certificates	1.16%	1.33%
Over 36 months [Member]
Certificates maturities
Amount, Total certificates	$ 5,859	$ 5,875
Weighted Average Rate, Total certificates	1.55%	2.05%

Deposits (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense on deposits
Interest expense on deposits, NOW accounts	$ 35	$ 57	$ 110
Interest expense on deposits, Savings accounts	67	57	45
Interest expense on deposits, Money market accounts	447	746	1,341
Interest expense on deposits, Certificates	3,192	5,987	9,785
Interest expense on deposits, Total	$ 3,741	$ 6,847	$ 11,281

Deposits (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Deposit accounts with balances of $100,000 or more	$ 225,700,000	$ 264,500,000
Certificate accounts	15,900,000	67,800,000
Amortized cost of mortgage loans and mortgage-backed and related securities	85,584,000
Letters of credit from the Federal Home Loan Bank	$ 1,000,000	$ 0

Federal Home Loan Bank Advances and Federal Reserve Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed and variable rate Federal Home Loan Bank advances and Federal Reserve borrowings
2013, Amount	$ 70,000	$ 70,000
2013, Rate	4.77%	4.77%
Letters of credit from the Federal Home Loan Bank	1,000	0
Weighted Average Interest Rate Lines of Credit in Federal Reserve Federal Home Loan Bank	0.00%	0.00%
Federal Home Loan Bank advances and Federal Reserve Borrowings, Amount, Total	$ 70,000	$ 70,000
Federal Home Loan Bank Advances and Federal Reserve Borrowings Weighted Average Interest Rate	4.77%	4.77%

Federal Home Loan Bank Advances and Federal Reserve Borrowings (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Federal Home Loan Bank Advances and Federal Reserve Borrowings (Textual) [Abstract]
Advances from the FHLB	$ 126.5
Additional borrowings the FHLB, based upon the mortgage loans and securities	55.5
Additional borrowings from the Federal Reserve Bank based upon the loans	$ 27.7

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 108	$ 0	$ (3,956)
State	24	0	(1,764)
Total current	132	0	(5,720)
Deferred:
Federal	1,598	(4,010)	(2,773)
State	283	(873)	(1,781)
Total deferred	0	0	12,043
Change in valuation allowance	(1,878)	4,883	16,597
Income tax expense	$ 132	$ 0	$ 6,323

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
The difference between expected income tax benefit and the actual income tax expense
Expected federal income tax expense (benefit)	$ 1,854	$ (3,929)	$ (7,703)
Items affecting federal income tax:
State income taxes, net of federal income tax expense (benefit)	327	(645)	(2,474)
Tax exempt interest	(86)	(123)	(133)
Increase (decrease) in valuation allowance	(1,878)	4,883	16,597
Other, net	(85)	(186)	36
Income tax expense	$ 132	$ 0	$ 6,323

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowances for loan and real estate losses	$ 4,157	$ 6,474
Deferred compensation costs	315	322
Deferred ESOP loan asset	717	702
Restricted stock expense	99	130
Nonaccruing loan interest	800	416
Federal net operating loss carry forward	5,113	5,936
State net operating loss carry forward	3,219	3,301
Capitalized other real estate owned expenses	194	0
Other	166	162
Total gross deferred tax assets	21,146	23,370
Deferred tax liabilities:
Net unrealized gain on securities available for sale	123	328
Deferred loan fees and costs	312	317
Premises and equipment basis difference	155	407
Originated mortgage servicing rights	707	607
Other	247	231
Total gross deferred tax liabilities	1,544	1,890
Net deferred tax assets	19,602	21,480
Valuation allowance	(19,602)	(21,480)
Deferred tax assets, net of valuation allowance, Total	$ 0	$ 0

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Taxes (Textual) [Abstract]
Federal corporate tax rate	34.00%
Income amount in retained earning represent without income tax provision	$ 8.8
Federal [Member]
Income Taxes (Textual) [Abstract]
Operating Loss Carryforwards	16.5
Operating loss carryforwards expiration year	Jan. 1, 2029
State [Member]
Income Taxes (Textual) [Abstract]
Operating Loss Carryforwards	$ 32.8
Operating loss carryforwards expiration year	Jan. 1, 2023

Employee Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contributions paid by the Bank
Defined benefit plan contributions paid date		Oct 14, 2011	Dec 30, 2010
Defined benefit plan contributions by employer	$ 406,000	$ 57,000	$ 237,000
Date One [Member]
Contributions paid by the Bank
Defined benefit plan contributions paid date	Jan 9, 2012
Defined benefit plan contributions by employer	234,000
Date Two [Member]
Contributions paid by the Bank
Defined benefit plan contributions paid date	Oct 12, 2012
Defined benefit plan contributions by employer	38,000
Date Three [Member]
Contributions paid by the Bank
Defined benefit plan contributions paid date	Dec 31, 2012
Defined benefit plan contributions by employer	$ 134,000

Employee Benefits (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the ESOP share allocation
Shares allocated to participants beginning of the year	339,991	335,453	333,678
Shares allocated to participants	24,378	24,317	24,317
Shares purchased	2,353	42	38
Shares distributed to participants	(16,183)	(19,821)	(22,580)
Shares allocated to participants end of year	350,539	339,991	335,453
Unreleased shares beginning of the year	401,452	425,769	450,086
Shares released during year	(24,378)	(24,317)	(24,317)
Unreleased shares end of year	377,074	401,452	425,769
Total ESOP shares end of year	727,613	741,443	761,222
Fair value of unreleased shares at December 31	$ 1,308,447	$ 778,817	$ 1,196,411

Employee Benefits (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of activities under all plans
Shares available for grant, Ending balance	121,965
Options outstanding, Ending balance	60,540
Award value/weighted average exercise price, Ending balance	$ 22.4
Unvested options, Restricted shares, number, ending balance	6,000
Weighted average grant date fair value, Ending balance	$ 4.41
Restricted shares outstanding [Member]
Summary of activities under all plans
Unvested options, Restricted shares, number, ending balance	162,162
1995 Plan [Member]
Summary of activities under all plans
Shares available for grant, Ending balance	0	0	0	0
Options outstanding, Beginning balance	15,000	15,000	40,500
Options outstanding, Forfeited/expired	(15,000)	0	(25,500)
Options outstanding, Ending balance	0	15,000	15,000
Award value/weighted average exercise price, Beginning balance	$ 16.25	$ 16.25	$ 13.1
Award value/weighted average exercise price, Forfeited/expired	$ 16.25	$ 0	$ 11.25
Award value/weighted average exercise price, Ending balance	$ 0	$ 16.25	$ 16.25
Unvested options, Restricted shares, number, beginning balance	0	0	0
Unvested options, Restricted shares, number, forfeited/expired	0	0	0
Unvested options, Restricted shares, number, ending balance	0	0	0
Weighted average grant date fair value, Beginning balance	$ 0	$ 0	$ 0
Weighted average grant date fair value, Forfeited/expired	$ 0	$ 0	$ 0
Weighted average grant date fair value, Ending balance	$ 0	$ 0	$ 0
1995 Plan [Member] | Restricted shares outstanding [Member]
Summary of activities under all plans
Unvested options, Restricted shares, number, beginning balance	0	0	0
Unvested options, Restricted shares, number, forfeited/expired	0	0	0
Unvested options, Restricted shares, number, ending balance	0	0	0
2001 Plan [Member]
Summary of activities under all plans
Shares available for grant, Forfeited/Expired	0		0
Shares available for grant, Forfeited/Expired one			0
Shares available for grant, Forfeited/Expired one			0
Shares available for grant, Vested	0	0	0
Shares available for grant, Ending balance	0	0	0	0
Options outstanding, Beginning balance	139,450	139,450	145,371
Options outstanding, Forfeited/expired	(93,910)		(5,921)
Options outstanding, Forfeited/expired one			0
Options outstanding, Vested	0		0
Options outstanding, Ending balance	45,540	139,450	139,450
Award value/weighted average exercise price, Beginning balance	$ 20.07	$ 20.07	$ 19.91
Award value/weighted average exercise price, Forfeited/expired	$ 16.13		$ 16.13
Award value/weighted average exercise price, Forfeited/expired			$ 0
Award value/weighted average exercise price, Vested	$ 0	$ 0	$ 0
Award value/weighted average exercise price, Ending balance	$ 28.21	$ 20.07	$ 20.07
Unvested options, Restricted shares, number, beginning balance	72,516	93,808	102,831
Unvested options, Restricted shares, number, forfeited/expired	0		(5,921)
Unvested options, Restricted shares, number, vested	(72,516)	(21,292)	(3,102)
Unvested options, Restricted shares, number, ending balance	0	72,516	93,808
Weighted average grant date fair value, Beginning balance	$ 1.43	$ 1.43	$ 1.49
Weighted average grant date fair value, Forfeited/expired	$ 0		$ 1.43
Weighted average grant date fair value, Forfeited/expired			$ 0
Weighted average grant date fair value, Vested	$ 1.43	$ 1.43	$ 3.52
Weighted average grant date fair value, Ending balance	$ 0	$ 1.43	$ 1.43
2001 Plan [Member] | Restricted shares outstanding [Member]
Summary of activities under all plans
Shares available for grant, Forfeited/Expired one			(170)
Options outstanding, Vested		0
Unvested options, Restricted shares, number, beginning balance	0	5,441	14,515
Unvested options, Restricted shares, number, forfeited/expired	0		0
Unvested options, Restricted shares, number, vested	0	(5,441)	(8,904)
Unvested options, Restricted shares, number, ending balance	0	0	5,441
2009 Plan [Member]
Summary of activities under all plans
Shares available for grant, Forfeited/Expired	93,910	538	7,118
Shares available for grant, Forfeited/Expired one	0		0
Shares available for grant, Forfeited/Expired one	470		5,921
Shares available for grant, Vested	0	0	0
Shares available for grant, Granted	(43,236)	(93,600)	(85,290)
Shares available for grant, Ending balance	121,965	70,821	163,883	236,134
Options outstanding, Beginning balance	15,000	15,000	15,000
Options outstanding, Granted	0	0	0
Options outstanding, Forfeited/expired	0	0	0
Options outstanding, Forfeited/expired one	0		0
Options outstanding, Vested	0	0	0
Options outstanding, Ending balance	15,000	15,000	15,000
Award value/weighted average exercise price, Beginning balance	$ 4.77	$ 4.77	$ 4.77
Award value/weighted average exercise price, Forfeited/expired	$ 0	$ 0	$ 0
Award value/weighted average exercise price, Forfeited/expired	$ 0		$ 0
Award value/weighted average exercise price, Vested	$ 0	$ 0	$ 0
Award value/weighted average exercise price, Ending balance	$ 4.77	$ 4.77	$ 4.77
Unvested options, Restricted shares, number, beginning balance	9,000	12,000	15,000
Unvested options, Restricted shares, number, granted	0	0	0
Unvested options, Restricted shares, number, forfeited/expired	0	0	0
Unvested options, Restricted shares, number, vested	(3,000)	(3,000)	(3,000)
Unvested options, Restricted shares, number, ending balance	6,000	9,000	12,000
Weighted average grant date fair value, Beginning balance	$ 4.41	$ 4.41	$ 4.41
Weighted average grant date fair value, Granted	$ 0	$ 0	$ 0
Weighted average grant date fair value, Forfeited/expired	$ 0	$ 0	$ 0
Weighted average grant date fair value, Forfeited/expired	$ 0		$ 0
Weighted average grant date fair value, Vested	$ 4.41	$ 4.41	$ 4.41
Weighted average grant date fair value, Ending balance	$ 0	$ 4.41	$ 4.41
Vesting period	3 years	3 years	3 years
2009 Plan [Member] | Restricted shares outstanding [Member]
Summary of activities under all plans
Shares available for grant, Forfeited/Expired one	(392)		0
Unvested options, Restricted shares, number, beginning balance	162,770	134,043	82,388
Unvested options, Restricted shares, number, granted	36,030	78,000	71,075
Unvested options, Restricted shares, number, forfeited/expired	0	(448)	(5,790)
Unvested options, Restricted shares, number, vested	(36,246)	(48,825)	(13,630)
Unvested options, Restricted shares, number, ending balance	162,162	162,770	134,043

Employee Benefits (Details 3) (USD $)	12 Months Ended
Dec. 31, 2012
Summarizes information about stock options outstanding
Options, Number outstanding	60,540
Options, Number Exercisable	54,540
Options, Number Unexercisable	6,000
Options, Unrecognized Compensation Expense	$ 4,701
Exercise Price One [Member]
Summarizes information about stock options outstanding
Options, Exercise Price	$ 27.66
Options, Number outstanding	15,540
Options, Weighted Average Remaining Contractual Life in Years	1 year 2 months 12 days
Options, Number Exercisable	15,540
Options, Number Unexercisable	0
Options, Unrecognized Compensation Expense	0
Exercise Price Two [Member]
Summarizes information about stock options outstanding
Options, Exercise Price	$ 26.98
Options, Number outstanding	15,000
Options, Weighted Average Remaining Contractual Life in Years	1 year 7 months 6 days
Options, Number Exercisable	15,000
Options, Number Unexercisable	0
Options, Unrecognized Compensation Expense	0
Exercise Price Three [Member]
Summarizes information about stock options outstanding
Options, Exercise Price	$ 30
Options, Number outstanding	15,000
Options, Weighted Average Remaining Contractual Life in Years	2 years 4 months 24 days
Options, Number Exercisable	15,000
Options, Number Unexercisable	0
Options, Unrecognized Compensation Expense	0
Exercise Price Four [Member]
Summarizes information about stock options outstanding
Options, Exercise Price	$ 4.77
Options, Number outstanding	15,000
Options, Weighted Average Remaining Contractual Life in Years	6 years 4 months 24 days
Options, Number Exercisable	9,000
Options, Number Unexercisable	6,000
Options, Unrecognized Compensation Expense	$ 4,701
Options, Weighted Average Years Over Which Unrecognized Compensation will be Recognized	1 year 4 months 24 days

Employee Benefits (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 01, 2012	Jun. 30, 2012	Jul. 01, 2011	Jul. 01, 2010
Employee Benefits (Textual) [Abstract]
Total employer contributions made to the Pentegra DB Plan	$ 406,000	$ 57,000	$ 237,000
2001 Omnibus Stock Plan (2001 Plan) vested Shares	6,000
Average exercise price	$ 22.4
HMN common stock available under the 2009 Plan in either restricted stock or stock options	121,965
Employee Benefits (Additional Textual) [Abstract]
Additional contribution accrued		234,000
Company's contributions are vested	158,000	159,000	165,000
ESOP borrowed	6,100,000
Purchase of shares of common stock in the initial public offering of HMN	912,866
ESOP borrowed with Marshalltown Financial	1,500,000
Purchase an additional shares of HMN common stock to account for the additional employees and avoid dilution of the benefit	76,933
ESOP debt requires quarterly payments of principal plus interest	7.52%
Company contributed to the ESOP	527,000	525,000	525,000
ESOP compensation expense	68,000	58,000	109,000
Age required for plan eligibility	18 years
Minimum hours required for plan eligibility	1,000
Additionally, shares of restricted stock that are awarded are counted as	1.2
2009 Plan [Member]
Employee Benefits (Textual) [Abstract]
These options expire	10 years
Exercise price	$ 4.77
HMN common stock available under the 2009 Plan in either restricted stock or stock options	350,000
Vested options under the 2009 Plan that remained unexercised	9,000
Unvested options under the 2009 Plan that remained unexercised	6,000
Omnibus Stock Plan 2001 Plan [Member]
Employee Benefits (Textual) [Abstract]
These options expire	10 years
2001 Omnibus Stock Plan (2001 Plan) vested Shares	45,540
Average exercise price	$ 28.21
Pentegra Db Plan [Member]
Employee Benefits (Textual) [Abstract]
Employer obligation under plan						172,000
Funded status					95.77%		80.39%	83.20%
Total employer contributions made to the Pentegra DB Plan		299,729,000	203,582,000	133,930,000
The Bank's contributions to the Pentegra DB Plan		5.00%
Participants are permitted to make contributions	50.00%
Participant's annual salary	$ 17,000	$ 16,500
Company matches	25.00%
Each participant's contributions up to a maximum	8.00%

Earnings (Loss) per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of basic and diluted income (loss) per share
Weighted average number of common shares outstanding used in basic earnings per common share calculation	3,946,314	3,853,491	3,766,756
Net dilutive effect of:
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,030,652	3,853,491	3,766,756
Net income (loss) available to common shareholders	$ 3,460	$ (13,376)	$ (30,762)
Basic earnings (loss) per common share	$ 0.88	$ (3.47)	$ (8.17)
Diluted earnings (loss) per common share	$ 0.86	$ (3.47)	$ (8.17)
Stock Options [Member]
Net dilutive effect of:
Stock awards	0	0	0
Restricted Stock [Member]
Net dilutive effect of:
Stock awards	84,338	0	0

Earnings (Loss) per Common Share (Details Textual)	12 Months Ended
Dec. 31, 2012
Income (Loss) Per Common Share (Textual) [Abstract]
Options and restricted stock awards	0

Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Quarterly_Payments	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 23, 2008
Stockholders' Equity (Textual) [Abstract]
Sale of cumulative perpetual preferred stock	26,000	26,000
Stockholder's Equity (Additional Textual) [Abstract]
Number of common stock repurchase in the open market	0	0	0
Preferred stock issued	500,000	500,000
Preferred stock liquidation value				$ 1,000
Warrant issued to purchase common stock					833,333
Exercise price common stock					4.68
Preferred shares cumulative dividend	5.00%
Preferred shares cumulative dividend period	5 years
Preferred shares cumulative dividend after 5 years	9.00%
Number of deferred quarterly preferred stock dividend payments	9
Term of non-payment of dividend payments	Nine Quarters
Warrant exercised period	10 years
Discount on common stock warrant amortization period	5 years
Minimum capital requirement adjusted total assets		8.50%
Minimum capital requirement excess of the Bank's capital to adjusted total assets ratio	9.68%	7.14%
Preferred Stock [Member] | Subsequent Event [Member]
Stockholders' Equity (Textual) [Abstract]
US Treasury owned preferred stock sold to unaffiliated third party investors	18.8
United States Treasury [Member]
Stockholders' Equity (Textual) [Abstract]
Sale of cumulative perpetual preferred stock					26,000

Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tier I or core capital
Tier I or core capital, Actual Amount	$ 63,212	$ 56,314
Tier I or core capital, Actual Percent of Assets	9.68%	7.14%
Tier I or core capital, Required to be Adequately Capitalized Amount	26,123	31,560
Tier I or core capital, Required to be Adequately Capitalized Percent of Assets	4.00%	4.00%
Tier I or core capital, Excess Capital Amount	37,089	24,754
Tier I or core capital, Excess Capital Percent of Assets	5.68%	3.14%
Tier I or core capital, To Be Well Capitalized Under Prompt Corrective Actions Provisions Amount	32,653	39,450
Tier I or core capital, To Be Well Capitalized under Prompt Corrective Actions Provisions Percent of Assets	5.00%	5.00%
Tier I risk-based capital
Tier I risk-based capital, Actual Amount	63,212	56,314
Tier I risk-based capital, Actual Percent of Assets	14.23%	9.61%
Tier I risk-based capital, Required to be Adequately Capitalized Amount	17,770	23,441
Tier I risk-based capital, Required to be Adequately Capitalized Percent of Assets	4.00%	4.00%
Tier I risk-based capital, Excess Capital Amount	45,442	32,873
Tier I risk-based capital, Excess Capital Percent of Assets	10.23%	5.61%
Tier I risk-based capital, To Be Well Capitalized under Prompt Corrective Actions Provisions Amount	26,655	35,162
Tier I risk-based capital, To Be Well Capitalized Under Prompt Corrective Actions Provisions Percent of Assets	6.00%	6.00%
Risk-based capital to risk-weighted assets
Risk-based capital to risk-weighted assets, Actual Amount	68,963	63,639
Risk-based capital to risk-weighted assets, Actual Percent of Assets	15.52%	10.86%
Risk-based capital to risk-weighted assets, Required to be Adequately Capitalized Amount	35,540	46,883
Risk-based capital to risk-weighted assets, Required to be Adequately Capitalized Percent of Assets	8.00%	8.00%
Risk-based capital to risk-weighted assets, Excess Capital Amount	33,423	16,756
Risk-based capital to risk-weighted assets, Excess Capital Percent of Assets	7.52%	2.86%
Risk-based capital to risk-weighted assets, To Be Well Capitalized under Prompt Corrective Actions Provisions Amount	$ 44,425	$ 58,603
Risk-based capital to risk-weighted assets, To Be Well Capitalized under Prompt Corrective Actions Provisions Percent of Assets	10.00%	10.00%

Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment (Details Textual)	Dec. 31, 2012	Dec. 31, 2011
Deposits and Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment (Textual) [Abstract]
Minimum core capital ratio	9.68%	8.50%
Excess capital percent of assets	7.14%
Failure to maintain minimum capital ratios		8.50%

Financial Instruments with-Off Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to originate, fund or purchase loans:
Commitments to extend credit	$ 89,329	$ 91,113
1-4 family mortgages [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	4,462	3,554
Commercial real estate mortgages [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	750	2,371
Non-real estate commercial loans [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	180	0
Undisbursed balance of loans closed [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	5,445	7,209
Unused lines of credit [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	76,582	76,444
Letters of credit [Member]
Commitments to originate, fund or purchase loans:
Commitments to extend credit	1,910	1,535
Forward Commitment [Member]
Commitments to originate, fund or purchase loans:
Forward commitments	$ 7,046	$ 7,263

Financial Instruments with-Off Balance Sheet Risk (Details Textual) (Standby letters of credit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Standby letters of credit [Member]
Financial Instruments with Off Balance Sheet Risk (Textual) [Abstract]
Letters of credit outstanding expire	21 months
Commitments to sell loans	$ 1,900	$ 1,500

Derivative Instruments and Hedging Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities (Textual) [Abstract]
Decrease in other liabilities	$ 58,000
Increase/Decrease in other assets	0
Loss included in gain on sales of loans	58,000
Derivative Instruments and Hedging Activities (Additional Textual) [Abstract]
Increase in loans held for sale	0
Mortgage Pipeline [Member]
Derivative Instruments and Hedging Activities (Textual) [Abstract]
Decrease in other liabilities	3,000
Increase/Decrease in other assets	2,000
Loss included in gain on sales of loans	$ 5,000

Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value, assets measured on recurring basis
Securities available for sale	$ 85,891
Level 1 [Member]
Fair value, assets measured on recurring basis
Securities available for sale	81
Level 2 [Member]
Fair value, assets measured on recurring basis
Securities available for sale	85,810
Level 3 [Member]
Fair value, assets measured on recurring basis
Securities available for sale
Fair Value, Measurements, Recurring [Member]
Fair value, assets measured on recurring basis
Securities available for sale	85,891	126,114
Mortgage loan commitments	(40)	(94)
Total	85,851	126,020
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair value, assets measured on recurring basis
Securities available for sale	81	613
Mortgage loan commitments	0	0
Total	81	613
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair value, assets measured on recurring basis
Securities available for sale	85,810	125,501
Mortgage loan commitments	(40)	(94)
Total	85,770	125,407
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair value, assets measured on recurring basis
Securities available for sale	0	0
Mortgage loan commitments	0	0
Total	$ 0	$ 0

Fair Value Measurement (Details 1) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)	$ (2,861)		$ (6,728)
Total	47,198		97,603
Loans held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)	15		129
Total	2,584		3,709
Mortgage servicing rights [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)	0		0
Total	1,732		1,485
Loans [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)	(2,307)	[1]	(4,167)	[1]
Total	32,287	[1]	38,162	[1]
Real estate, net [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)	(569)	[2]	(2,690)	[2]
Total	10,595	[2]	16,616	[2]
Assets held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)			0
Total			1,583
Deposits held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Fair value adjustment gain (losses)			0
Total			36,048
Level 1 [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 1 [Member] | Loans held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 1 [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 1 [Member] | Loans [Member]
Assets measured at fair value on a nonrecurring basis
Total	0	[1]	0	[1]
Level 1 [Member] | Real estate, net [Member]
Assets measured at fair value on a nonrecurring basis
Total	0	[2]	0	[2]
Level 1 [Member] | Assets held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			0
Level 1 [Member] | Deposits held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			0
Level 2 [Member]
Assets measured at fair value on a nonrecurring basis
Total	47,198		97,603
Level 2 [Member] | Loans held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total	2,584		3,709
Level 2 [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a nonrecurring basis
Total	1,732		1,485
Level 2 [Member] | Loans [Member]
Assets measured at fair value on a nonrecurring basis
Total	32,287	[1]	38,162	[1]
Level 2 [Member] | Real estate, net [Member]
Assets measured at fair value on a nonrecurring basis
Total	10,595	[2]	16,616	[2]
Level 2 [Member] | Assets held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			1,583
Level 2 [Member] | Deposits held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			36,048
Level 3 [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 3 [Member] | Loans held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 3 [Member] | Mortgage servicing rights [Member]
Assets measured at fair value on a nonrecurring basis
Total	0		0
Level 3 [Member] | Loans [Member]
Assets measured at fair value on a nonrecurring basis
Total	0	[1]	0	[1]
Level 3 [Member] | Real estate, net [Member]
Assets measured at fair value on a nonrecurring basis
Total	0	[2]	0	[2]
Level 3 [Member] | Assets held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			0
Level 3 [Member] | Deposits held for sale [Member]
Assets measured at fair value on a nonrecurring basis
Total			$ 0

[1]	1 ) Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
[2]	2) Represents the fair value and related losses of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Fair Value Measurement (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurement (Textual) [Abstract]
Carrying value of loans fully charged-off	$ 9,317	$ 39,302	$ 15,262

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Securities available for sale	$ 85,891
Accrued interest receivable	2,018	2,449
Assets held for sale	0	1,583
Financial liabilities:
Accrued interest payable	247	780
Off-balance sheet financial instruments:
Commitments to extend credit	89,329	91,113
Level 1 [Member]
Financial assets:
Cash and cash equivalents	83,660
Securities available for sale	81
Level 2 [Member]
Financial assets:
Securities available for sale	85,810
Loans held for sale	2,584
Loans receivable, net	459,177
Federal Home Loan Bank stock	4,063
Accrued interest receivable	2,018
Assets held for sale	0
Financial liabilities:
Deposits	514,951
Federal Home Loan Bank advances	71,623
Accrued interest payable	247
Level 3 [Member]
Financial assets:
Cash and cash equivalents
Securities available for sale
Loans held for sale
Loans receivable, net
Federal Home Loan Bank stock
Accrued interest receivable
Assets held for sale
Financial liabilities:
Deposits
Deposits held for sale
Federal Home Loan Bank advances
Accrued interest payable
Off-balance sheet financial instruments:
Commitments to extend credit
Commitments to sell loans
Carrying amount [Member]
Financial assets:
Cash and cash equivalents	83,660	67,840
Securities available for sale	85,891	126,114
Loans held for sale	2,584	3,709
Loans receivable, net	454,045	555,908
Federal Home Loan Bank stock	4,063	4,222
Accrued interest receivable	2,018	2,449
Assets held for sale	0	1,583
Financial liabilities:
Deposits	514,951	620,128
Deposits held for sale	0	36,048
Federal Home Loan Bank advances	70,000	70,000
Accrued interest payable	247	780
Off-balance sheet financial instruments:
Commitments to extend credit	27	29
Commitments to sell loans	(40)	(94)
Estimated fair value [Member]
Financial assets:
Cash and cash equivalents	83,660	67,840
Securities available for sale	85,891	126,114
Loans held for sale	2,584	3,709
Loans receivable, net	459,177	566,266
Federal Home Loan Bank stock	4,063	4,222
Accrued interest receivable	2,018	2,449
Assets held for sale	0	1,605
Financial liabilities:
Deposits	514,951	620,128
Deposits held for sale	0	36,048
Federal Home Loan Bank advances	71,623	74,433
Accrued interest payable	247	780
Off-balance sheet financial instruments:
Commitments to extend credit	27	29
Commitments to sell loans	(40)	(94)
Contract Amount [Member]
Off-balance sheet financial instruments:
Commitments to extend credit	84,877	91,113
Commitments to sell loans	$ 7,046	$ 7,263

HMN Financial, Inc. Financial Information (Parent Company Only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	$ 83,660	$ 67,840	$ 20,981	$ 16,418
Loans receivable, net	454,045	555,908
Prepaid expenses and other assets	1,566	2,262
Deferred tax asset, net	0	0
Total assets	653,327	790,155
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	6,465	5,205
Total liabilities	592,493	733,094
Serial preferred stock	25,336	24,780
Common stock	91	91
Additional paid-in capital	51,795	53,462
Retained earnings	47,004	42,983
Unearned employee stock ownership plan shares	(2,997)	(3,191)
Treasury stock, at cost 4,705,073 and 4,740,711 shares	(60,346)	(61,535)
Total stockholders' equity	60,834	57,061	69,547	99,938
Total liabilities and stockholders' equity	653,327	790,155
Parent Company [Member]
Assets:
Cash and cash equivalents	154	94	478	199
Investment in subsidiaries	63,165	57,465
Loans receivable, net	800	1,400
Prepaid expenses and other assets	14	35
Deferred tax asset, net	0	0
Total assets	64,133	58,994
Liabilities and Stockholders' Equity:
Accrued expenses and other liabilities	3,299	1,933
Total liabilities	3,299	1,933
Serial preferred stock	25,336	24,780
Common stock	91	91
Additional paid-in capital	51,795	53,462
Retained earnings	47,004	42,983
Net unrealized gains (losses) on securities available for sale	(49)	471
Unearned employee stock ownership plan shares	(2,997)	(3,191)
Treasury stock, at cost 4,705,073 and 4,740,711 shares	(60,346)	(61,535)
Total stockholders' equity	60,834	57,061
Total liabilities and stockholders' equity	$ 64,133	$ 58,994

HMN Financial, Inc. Financial Information (Parent Company Only) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Statements of Income (Loss)
Interest income	$ 30,816	$ 39,541	$ 48,270
Compensation and benefits	(12,452)	(13,553)	(13,516)
Occupancy	(3,358)	(3,741)	(4,082)
Data processing	(1,332)	(1,221)	(1,040)
Other	(6,092)	(7,101)	(5,820)
Income (loss) before income tax expense	5,453	(11,555)	(22,655)
Income tax expense	132	0	6,323
Net income (loss)	5,321	(11,555)	(28,978)
Parent Company [Member]
Condensed Statements of Income (Loss)
Interest income	3	4	4
Equity income (losses) of subsidiaries	6,220	(10,519)	(27,833)
Compensation and benefits	(227)	(263)	(236)
Occupancy	(24)	(24)	(24)
Data processing	(6)	(6)	(6)
Other	(513)	(747)	(551)
Income (loss) before income tax expense	5,453	(11,555)	(28,646)
Income tax expense	132	0	332
Net income (loss)	$ 5,321	$ (11,555)	$ (28,978)

HMN Financial, Inc. Financial Information (Parent Company Only) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 5,321	$ (11,555)	$ (28,978)
Adjustments to reconcile net income (loss) to cash provided (used) by operating activities:
Deferred income tax expense	0	0	12,043
Earned employee stock ownership shares priced below original cost	162	81	51
Stock option compensation	7	29	63
Amortization of restricted stock awards	233	298	370
Increase (decrease) in accrued expenses and other liabilities	(1,776)	380	(774)
Decrease in other assets	696	1,342	3,084
Other, net	580	379	362
Net cash provided (used) by operating activities	16,837	17,340	25,555
Cash flows from investing activities:
Net decrease in loans receivable	89,591	76,114	82,591
Net cash provided by investing activities	99,675	109,189	104,135
Cash flows from financing activities:
Dividends paid to preferred stockholders	0	0	(1,300)
Net cash used by financing activities	(100,692)	(79,670)	(125,127)
Increase (decrease) in cash and cash equivalents	15,820	46,859	4,563
Cash and cash equivalents, beginning of year	67,840	20,981	16,418
Cash and cash equivalents, end of year	83,660	67,840	20,981
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)	5,321	(11,555)	(28,978)
Adjustments to reconcile net income (loss) to cash provided (used) by operating activities:
Equity (income) losses of subsidiaries	(6,220)	10,519	27,833
Deferred income tax expense	0	0	172
Earned employee stock ownership shares priced below original cost	(162)	(81)	(51)
Stock option compensation	7	29	63
Amortization of restricted stock awards	233	298	370
Decrease in unearned ESOP shares	194	193	193
Increase (decrease) in accrued expenses and other liabilities	65	101	(15)
Decrease in other assets	22	13	791
Other, net	0	(1)	1
Net cash provided (used) by operating activities	(540)	(484)	379
Cash flows from investing activities:
Net decrease in loans receivable	600	100	1,200
Net cash provided by investing activities	600	100	1,200
Cash flows from financing activities:
Dividends paid to preferred stockholders	0	0	(1,300)
Net cash used by financing activities	0	0	(1,300)
Increase (decrease) in cash and cash equivalents	60	(384)	279
Cash and cash equivalents, beginning of year	94	478	199
Cash and cash equivalents, end of year	$ 154	$ 94	$ 478

Business Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's reportable segments
Interest income - external customers	$ 30,816	$ 39,541	$ 48,270
Non-interest income - external customers	8,990	6,869	7,271
Gain on limited partnerships		6
Loss on limited partnerships			(31)
Intersegment interest income	0	0	0
Intersegment non-interest income	0	0	0
Interest expense	7,139	11,135	17,259
Amortization of mortgage servicing rights	732	562	482
Other non-interest expense	23,938	28,990	27,074
Income tax expense	132	0	6,323
Net income (loss)	5,321	(11,555)	(28,978)
Total assets	653,327	790,155	880,618
Home Federal Savings Bank [Member]
Company's reportable segments
Interest income - external customers	30,816	39,541	48,270
Non-interest income - external customers	8,990	6,863	7,302
Gain on limited partnerships		6
Loss on limited partnerships			(31)
Intersegment interest income	0	0	0
Intersegment non-interest income	186	186	174
Interest expense	7,143	11,139	17,263
Amortization of mortgage servicing rights	732	562	482
Other non-interest expense	23,345	28,127	26,423
Income tax expense	0		5,991
Net income (loss)	6,228	(10,510)	(27,825)
Total assets	653,315	790,115	880,570
Other [Member]
Company's reportable segments
Interest income - external customers	0	0	0
Non-interest income - external customers	0	0	0
Gain on limited partnerships		0
Loss on limited partnerships			0
Intersegment interest income	4	4	4
Intersegment non-interest income	6,220	(10,519)	(27,833)
Interest expense	0	0	0
Amortization of mortgage servicing rights	0	0	0
Other non-interest expense	779	1,049	825
Income tax expense	132		332
Net income (loss)	5,313	(11,564)	(28,986)
Total assets	64,135	59,005	70,100
Eliminations [Member]
Company's reportable segments
Interest income - external customers	0	0	0
Non-interest income - external customers	0	0	0
Gain on limited partnerships		0
Loss on limited partnerships			0
Intersegment interest income	(4)	(4)	(4)
Intersegment non-interest income	(6,406)	10,333	27,659
Interest expense	(4)	(4)	(4)
Amortization of mortgage servicing rights	0	0	0
Other non-interest expense	(186)	(186)	(174)
Income tax expense	0		0
Net income (loss)	(6,220)	10,519	27,833
Total assets	$ (64,123)	$ (58,965)	$ (70,052)